EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account No. 70A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account No. 70A indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account No. 70A as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JPMORGAN GROWTH ALLOCATION(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT EQUITY INCOME(1)	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(2)
1290 VT MICRO CAP(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT NATURAL RESOURCES(1)	EQ/LONG-TERM BOND(1)
1290 VT REAL ESTATE(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO(2)	EQ/MFS TECHNOLOGY(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MFS UTILITIES SERIES(1)
ALPS GLOBAL OPPORTUNITY PORTFOLIO(2)	EQ/MID CAP INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(1)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/MODERATE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(2)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(2)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/PIMCO REAL RETURN(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
EQ/400 MANAGED VOLATILITY(2)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/2000 MANAGED VOLATILITY(2)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	EQ/ULTRA CONSERVATIVE STRATEGY(2)
EQ/AB DYNAMIC GROWTH(1)	EQ/VALUE EQUITY(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	EQ/WELLINGTON ENERGY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AB SMALL CAP GROWTH(1)	EQUITABLE GROWTH MF/ETF(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQUITABLE MODERATE GROWTH MF/ETF(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	FIDELITY® VIP ASSET MANAGER 70%(2)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(2)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(2)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(2)
EQ/BALANCED STRATEGY(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(2)

FSA-2

EQ/CAPITAL GROUP RESEARCH(2)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/COMMON STOCK INDEX(1)	FRANKLIN INCOME VIP FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND(2)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(1)
EQ/CONSERVATIVE STRATEGY(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/CORE BOND INDEX(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/EQUITY 500 INDEX(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(2)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(2)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	NOMURA VIP ASSET STRATEGY SERIES(2)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	NOMURA VIP HIGH INCOME SERIES(1)
EQ/GROWTH STRATEGY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERMEDIATE CORPORATE BOND(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(2)	PROFUND VP BEAR(2)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(2)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INVESCO COMSTOCK(1)	PUTNAM VT RESEARCH FUND(1)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	VANECK VIP EMERGING MARKETS BOND FUND(2)
EQ/JANUS ENTERPRISE(1)	VANECK VIP GLOBAL RESOURCES FUND(2)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2)	Statement of operations and statement of changes in net assets for the period June 1, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account No. 70A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account No. 70A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account No. 70A since 2021.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$2,790,402	$15,272,490	$11,811,910	$6,615,783	$139,400,159	$54,333,620
Receivable for shares of the Portfolios sold	83	21,913	62,520	490	80,888	121,920

Total assets	2,790,485	15,294,403	11,874,430	6,616,273	139,481,047	54,455,540

Liabilities:
Payable for policy-related transactions	83	21,913	62,520	490	80,888	122,000

Total liabilities	83	21,913	62,520	490	80,888	122,000

Net Assets	$2,790,402	$15,272,490	$11,811,910	$6,615,783	$139,400,159	$54,333,540

Net Assets:
Accumulation unit values	$2,790,352	$15,272,233	$11,811,531	$6,615,599	$139,369,684	$54,323,951
Retained by Equitable America in Equitable America Variable Account No. 70A	50	257	379	184	30,475	9,589

Total Net Assets	$2,790,402	$15,272,490	$11,811,910	$6,615,783	$139,400,159	$54,333,540

Investments in shares of the Portfolios, at cost	$2,506,606	$15,288,460	$12,041,295	$6,218,977	$134,146,349	$55,358,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$3,992,330	$165,850,406	$1,380,769	$12,040,489	$7,041,268	$11,712,631
Receivable for shares of the Portfolios sold	—	44,174	—	404	233	1,606
Receivable for policy-related transactions	1,845	—	1,208	1,700	—	—

Total assets	3,994,175	165,894,580	1,381,977	12,042,593	7,041,501	11,714,237

Liabilities:
Payable for shares of the Portfolios purchased	1,845	—	1,208	—	—	—
Payable for policy-related transactions	—	44,174	—	—	233	1,606

Total liabilities	1,845	44,174	1,208	—	233	1,606

Net Assets	$3,992,330	$165,850,406	$1,380,769	$12,042,593	$7,041,268	$11,712,631

Net Assets:
Accumulation unit values	$3,992,300	$165,849,428	$1,380,750	$12,040,040	$7,041,115	$11,712,381
Retained by Equitable America in Equitable America Variable Account No. 70A	30	978	19	2,553	153	250

Total Net Assets	$3,992,330	$165,850,406	$1,380,769	$12,042,593	$7,041,268	$11,712,631

Investments in shares of the Portfolios, at cost	$3,256,739	$149,939,201	$1,275,194	$10,201,874	$6,915,570	$12,128,469

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$11,354,827	$7,238,139	$896,442	$5,379,980	$2,131,153	$86,897,452
Receivable for shares of the Portfolios sold	505	222	34	176	520	2,381

Total assets	11,355,332	7,238,361	896,476	5,380,156	2,131,673	86,899,833

Liabilities:
Payable for policy-related transactions	504	223	34	177	509	2,381

Total liabilities	504	223	34	177	509	2,381

Net Assets	$11,354,828	$7,238,138	$896,442	$5,379,979	$2,131,164	$86,897,452

Net Assets:
Accumulation unit values	$11,354,705	$7,238,013	$896,397	$5,379,834	$2,131,164	$86,895,057
Retained by Equitable America in Equitable America Variable Account No. 70A	123	125	45	145	—	2,395

Total Net Assets	$11,354,828	$7,238,138	$896,442	$5,379,979	$2,131,164	$86,897,452

Investments in shares of the Portfolios, at cost	$11,574,163	$6,784,124	$862,237	$5,546,225	$2,268,927	$83,600,629

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$20,482,505	$7,908,892	$1,680,826	$25,154,898	$14,716,486	$37,485,514
Receivable for shares of the Portfolios sold	—	274	71	1,056	587	1,963
Receivable for policy-related transactions	7,159	—	—	—	—	—

Total assets	20,489,664	7,909,166	1,680,897	25,155,954	14,717,073	37,487,477

Liabilities:
Payable for shares of the Portfolios purchased	7,160	—	—	—	—	—
Payable for policy-related transactions	—	274	71	1,056	587	1,963

Total liabilities	7,160	274	71	1,056	587	1,963

Net Assets	$20,482,504	$7,908,892	$1,680,826	$25,154,898	$14,716,486	$37,485,514

Net Assets:
Accumulation unit values	$20,482,013	$7,908,655	$1,680,751	$25,154,285	$14,716,090	$37,484,197
Retained by Equitable America in Equitable America Variable Account No. 70A	491	237	75	613	396	1,317

Total Net Assets	$20,482,504	$7,908,892	$1,680,826	$25,154,898	$14,716,486	$37,485,514

Investments in shares of the Portfolios, at cost	$19,910,857	$7,228,162	$1,653,062	$22,389,251	$14,674,134	$38,514,607

The	accompanying notes are an integral part of these financial statements.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$41,649,881	$16,849,819	$16,580,320	$56,897,734	$18,247,552	$743,785,964
Receivable for shares of the Portfolios sold	—	2,231	1,551	4,252	1,610	—
Receivable for policy-related transactions	47,674	—	—	—	540	242,961

Total assets	41,697,555	16,852,050	16,581,871	56,901,986	18,249,702	744,028,925

Liabilities:
Payable for shares of the Portfolios purchased	47,674	—	—	—	—	242,975
Payable for policy-related transactions	—	2,105	1,551	4,252	—	—

Total liabilities	47,674	2,105	1,551	4,252	—	242,975

Net Assets	$41,649,881	$16,849,945	$16,580,320	$56,897,734	$18,249,702	$743,785,950

Net Assets:
Accumulation unit values	$41,648,479	$16,849,945	$16,579,532	$56,895,039	$18,246,558	$743,777,991
Retained by Equitable America in Equitable America Variable Account No. 70A	1,402	—	788	2,695	3,144	7,959

Total Net Assets	$41,649,881	$16,849,945	$16,580,320	$56,897,734	$18,249,702	$743,785,950

Investments in shares of the Portfolios, at cost	$44,256,687	$17,087,417	$16,429,667	$57,135,638	$15,921,486	$659,056,344

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$627,835,989	$804,712,402	$12,562,302	$51,420,509	$16,155,461	$3,191,837,379
Receivable for shares of the Portfolios sold	556,864	54,822	584	19,856	—	343,581
Receivable for policy-related transactions	—	—	—	—	26,610	—

Total assets	628,392,853	804,767,224	12,562,886	51,440,365	16,182,071	3,192,180,960

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	19,595	—
Payable for policy-related transactions	556,949	54,820	584	19,856	—	344,920

Total liabilities	556,949	54,820	584	19,856	19,595	344,920

Net Assets	$627,835,904	$804,712,404	$12,562,302	$51,420,509	$16,162,476	$3,191,836,040

Net Assets:
Accumulation unit values	$627,821,163	$804,685,431	$12,562,130	$51,418,998	$16,155,027	$3,191,757,644
Retained by Equitable America in Equitable America Variable Account No. 70A	14,741	26,973	172	1,511	7,449	78,396

Total Net Assets	$627,835,904	$804,712,404	$12,562,302	$51,420,509	$16,162,476	$3,191,836,040

Investments in shares of the Portfolios, at cost	$571,682,270	$801,096,510	$12,733,190	$49,557,792	$15,977,133	$3,102,364,192

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$63,960,429	$50,730,966	$131,219,128	$1,176,364,450	$3,689,730	$38,640,954
Receivable for shares of the Portfolios sold	27,476	55,976	—	295,236	6,328	1,397
Receivable for policy-related transactions	—	—	44,246	—	—	—

Total assets	63,987,905	50,786,942	131,263,374	1,176,659,686	3,696,058	38,642,351

Liabilities:
Payable for shares of the Portfolios purchased	—	—	44,245	—	—	—
Payable for policy-related transactions	27,476	55,977	—	295,237	6,328	1,397

Total liabilities	27,476	55,977	44,245	295,237	6,328	1,397

Net Assets	$63,960,429	$50,730,965	$131,219,129	$1,176,364,449	$3,689,730	$38,640,954

Net Assets:
Accumulation unit values	$63,958,077	$50,729,230	$131,218,219	$1,176,329,484	$3,689,562	$38,639,915
Retained by Equitable America in Equitable America Variable Account No. 70A	2,352	1,735	910	34,965	168	1,039

Total Net Assets	$63,960,429	$50,730,965	$131,219,129	$1,176,364,449	$3,689,730	$38,640,954

Investments in shares of the Portfolios, at cost	$61,653,076	$51,454,325	$116,654,505	$1,161,764,468	$3,525,826	$39,981,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$6,684,003	$71,845,281	$18,790,235	$527,281,760	$264,394,182	$130,178,319
Receivable for shares of the Portfolios sold	221	—	580	57,181	140,114	39,420
Receivable for policy-related transactions	—	118,072	—	—	—	—

Total assets	6,684,224	71,963,353	18,790,815	527,338,941	264,534,296	130,217,739

Liabilities:
Payable for shares of the Portfolios purchased	—	118,072	—	—	—	—
Payable for policy-related transactions	221	—	580	52,013	140,114	39,420

Total liabilities	221	118,072	580	52,013	140,114	39,420

Net Assets	$6,684,003	$71,845,281	$18,790,235	$527,286,928	$264,394,182	$130,178,319

Net Assets:
Accumulation unit values	$6,683,949	$71,842,795	$18,789,660	$527,266,542	$264,379,341	$130,161,509
Retained by Equitable America in Equitable America Variable Account No. 70A	54	2,486	575	20,386	14,841	16,810

Total Net Assets	$6,684,003	$71,845,281	$18,790,235	$527,286,928	$264,394,182	$130,178,319

Investments in shares of the Portfolios, at cost	$5,876,911	$67,194,181	$18,804,755	$524,965,056	$264,308,288	$129,507,510

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$26,301,425	$5,155,966	$432,041,326	$122,937,519	$72,528,448	$545,351
Receivable for shares of the Portfolios sold	—	—	68,108	14,759	—	22
Receivable for policy-related transactions	2,855	145,108	—	—	79,262	—

Total assets	26,304,280	5,301,074	432,109,434	122,952,278	72,607,710	545,373

Liabilities:
Payable for shares of the Portfolios purchased	2,854	145,108	—	—	73,524	—
Payable for policy-related transactions	—	—	67,720	14,758	—	22

Total liabilities	2,854	145,108	67,720	14,758	73,524	22

Net Assets	$26,301,426	$5,155,966	$432,041,714	$122,937,520	$72,534,186	$545,351

Net Assets:
Accumulation unit values	$26,300,652	$5,155,952	$431,892,898	$122,934,561	$72,526,163	$545,327
Retained by Equitable America in Equitable America Variable Account No. 70A	774	14	148,816	2,959	8,023	24

Total Net Assets	$26,301,426	$5,155,966	$432,041,714	$122,937,520	$72,534,186	$545,351

Investments in shares of the Portfolios, at cost	$26,512,107	$4,272,882	$386,426,782	$114,330,084	$69,256,497	$512,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$1,843,020	$521,239,557	$12,374,724	$524,279,422	$2,148,914,124	$2,837,197
Receivable for shares of the Portfolios sold	73	159,219	1,566	—	—	—
Receivable for policy-related transactions	—	—	—	66,794	185,059	34,736

Total assets	1,843,093	521,398,776	12,376,290	524,346,216	2,149,099,183	2,871,933

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	66,142	185,112	34,658
Payable for policy-related transactions	73	159,511	1,565	—	—	—

Total liabilities	73	159,511	1,565	66,142	185,112	34,658

Net Assets	$1,843,020	$521,239,265	$12,374,725	$524,280,074	$2,148,914,071	$2,837,275

Net Assets:
Accumulation unit values	$1,842,931	$521,236,273	$12,374,445	$524,268,953	$2,148,847,954	$2,837,275
Retained by Equitable America in Equitable America Variable Account No. 70A	89	2,992	280	11,121	66,117	—

Total Net Assets	$1,843,020	$521,239,265	$12,374,725	$524,280,074	$2,148,914,071	$2,837,275

Investments in shares of the Portfolios, at cost	$1,793,690	$484,515,738	$12,294,512	$487,190,784	$2,116,771,056	$2,942,193

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$45,983,561	$2,248,692	$60,474,643	$30,405,141	$728,519	$22,593,129
Receivable for shares of the Portfolios sold	11,243	2,296	32,377	3,022	29	—
Receivable for policy-related transactions	—	—	—	—	—	93,833

Total assets	45,994,804	2,250,988	60,507,020	30,408,163	728,548	22,686,962

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	93,833
Payable for policy-related transactions	11,342	2,296	31,821	3,021	29	—

Total liabilities	11,342	2,296	31,821	3,021	29	93,833

Net Assets	$45,983,462	$2,248,692	$60,475,199	$30,405,142	$728,519	$22,593,129

Net Assets:
Accumulation unit values	$45,982,031	$2,248,644	$60,474,018	$30,403,673	$728,481	$22,592,543
Retained by Equitable America in Equitable America Variable Account No. 70A	1,431	48	1,181	1,469	38	586

Total Net Assets	$45,983,462	$2,248,692	$60,475,199	$30,405,142	$728,519	$22,593,129

Investments in shares of the Portfolios, at cost	$46,016,319	$2,152,639	$56,228,047	$28,915,996	$702,309	$22,109,732

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$33,723,039	$16,259,270	$224,332,231	$277,988,358	$49,286,800	$613,615,531
Receivable for shares of the Portfolios sold	15,773	10,732	396,684	—	52,608	—
Receivable for policy-related transactions	—	—	—	38,218	—	323,739

Total assets	33,738,812	16,270,002	224,728,915	278,026,576	49,339,408	613,939,270

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	41,834	—	325,413
Payable for policy-related transactions	15,773	10,732	396,641	—	52,607	—

Total liabilities	15,773	10,732	396,641	41,834	52,607	325,413

Net Assets	$33,723,039	$16,259,270	$224,332,274	$277,984,742	$49,286,801	$613,613,857

Net Assets:
Accumulation unit values	$33,721,856	$16,258,604	$224,327,044	$277,984,742	$49,286,342	$613,608,953
Retained by Equitable America in Equitable America Variable Account No. 70A	1,183	666	5,230	—	459	4,904

Total Net Assets	$33,723,039	$16,259,270	$224,332,274	$277,984,742	$49,286,801	$613,613,857

Investments in shares of the Portfolios, at cost	$34,165,720	$16,386,619	$214,313,390	$253,585,228	$50,736,127	$563,361,324

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$152,903,328	$219,154,223	$64,854,797	$112,649,421	$2,551,598	$69,993,327
Receivable for shares of the Portfolios sold	—	37,671	—	—	102	54,022
Receivable for policy-related transactions	2,900	—	144,532	63,161	—	—

Total assets	152,906,228	219,191,894	64,999,329	112,712,582	2,551,700	70,047,349

Liabilities:
Payable for shares of the Portfolios purchased	2,901	—	138,669	63,161	—	—
Payable for policy-related transactions	—	37,671	—	—	102	54,022

Total liabilities	2,901	37,671	138,669	63,161	102	54,022

Net Assets	$152,903,327	$219,154,223	$64,860,660	$112,649,421	$2,551,598	$69,993,327

Net Assets:
Accumulation unit values	$152,899,056	$219,151,844	$64,853,786	$112,646,925	$2,551,482	$69,992,891
Retained by Equitable America in Equitable America Variable Account No. 70A	4,271	2,379	6,874	2,496	116	436

Total Net Assets	$152,903,327	$219,154,223	$64,860,660	$112,649,421	$2,551,598	$69,993,327

Investments in shares of the Portfolios, at cost	$155,304,507	$226,950,885	$62,830,814	$104,115,369	$2,592,333	$69,308,593

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$6,179,864	$31,638,280	$865,516	$76,593,445	$46,214,638	$75,971,177
Receivable for shares of the Portfolios sold	682	47,544	25	104,147	55,710	120,374

Total assets	6,180,546	31,685,824	865,541	76,697,592	46,270,348	76,091,551

Liabilities:
Payable for policy-related transactions	681	47,543	2	104,147	55,710	120,374

Total liabilities	681	47,543	2	104,147	55,710	120,374

Net Assets	$6,179,865	$31,638,281	$865,539	$76,593,445	$46,214,638	$75,971,177

Net Assets:
Accumulation unit values	$6,179,538	$31,637,437	$865,539	$76,591,035	$46,213,418	$75,968,621
Retained by Equitable America in Equitable America Variable Account No. 70A	327	844	—	2,410	1,220	2,556

Total Net Assets	$6,179,865	$31,638,281	$865,539	$76,593,445	$46,214,638	$75,971,177

Investments in shares of the Portfolios, at cost	$6,106,234	$28,356,129	$882,160	$75,474,951	$46,898,032	$71,212,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$25,252,291	$128,687,029	$28,085,679	$74,528,478	$2,861,848	$92,176,670
Receivable for shares of the Portfolios sold	5,779	82,513	30,862	56,078	111	—
Receivable for policy-related transactions	—	—	—	—	—	1,677

Total assets	25,258,070	128,769,542	28,116,541	74,584,556	2,861,959	92,178,347

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	1,554
Payable for policy-related transactions	5,779	81,573	30,862	56,078	111	—

Total liabilities	5,779	81,573	30,862	56,078	111	1,554

Net Assets	$25,252,291	$128,687,969	$28,085,679	$74,528,478	$2,861,848	$92,176,793

Net Assets:
Accumulation unit values	$25,251,267	$128,683,359	$28,084,910	$74,527,073	$2,861,759	$92,174,136
Retained by Equitable America in Equitable America Variable Account No. 70A	1,024	4,610	769	1,405	89	2,657

Total Net Assets	$25,252,291	$128,687,969	$28,085,679	$74,528,478	$2,861,848	$92,176,793

Investments in shares of the Portfolios, at cost	$28,665,858	$121,190,636	$27,274,109	$73,592,999	$2,845,588	$91,884,338

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$2,217,679,403	$43,162,180	$877,358,208	$440,284	$11,848,057	$12,346,476
Receivable for shares of the Portfolios sold	1,355,984	—	174,258,207	14	27,506	4,064
Receivable for policy-related transactions	—	31,533	—	—	—	—

Total assets	2,219,035,387	43,193,713	1,051,616,415	440,298	11,875,563	12,350,540

Liabilities:
Payable for shares of the Portfolios purchased	—	31,533	—	—	—	—
Payable for policy-related transactions	1,355,999	—	174,147,994	14	27,506	4,064

Total liabilities	1,355,999	31,533	174,147,994	14	27,506	4,064

Net Assets	$2,217,679,388	$43,162,180	$877,468,421	$440,284	$11,848,057	$12,346,476

Net Assets:
Accumulation unit values	$2,217,643,148	$43,161,080	$877,372,572	$440,265	$11,847,728	$12,346,077
Retained by Equitable America in Equitable America Variable Account No. 70A	36,240	1,100	95,849	19	329	399

Total Net Assets	$2,217,679,388	$43,162,180	$877,468,421	$440,284	$11,848,057	$12,346,476

Investments in shares of the Portfolios, at cost	$2,208,491,856	$43,005,672	$877,391,064	$403,486	$11,609,339	$12,293,234

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$53,489,728	$25,121,783	$44,013,779	$62,666,362	$677,021,692	$38,556,579
Receivable for shares of the Portfolios sold	23,102	—	28,873	2,746	24,795	52,730
Receivable for policy-related transactions	—	49,866	—	—	—	—

Total assets	53,512,830	25,171,649	44,042,652	62,669,108	677,046,487	38,609,309

Liabilities:
Payable for shares of the Portfolios purchased	—	49,831	—	—	—	—
Payable for policy-related transactions	23,101	—	28,872	2,745	24,831	52,729

Total liabilities	23,101	49,831	28,872	2,745	24,831	52,729

Net Assets	$53,489,729	$25,121,818	$44,013,780	$62,666,363	$677,021,656	$38,556,580

Net Assets:
Accumulation unit values	$53,488,043	$25,121,231	$44,012,762	$62,664,193	$676,984,085	$38,555,052
Retained by Equitable America in Equitable America Variable Account No. 70A	1,686	587	1,018	2,170	37,571	1,528

Total Net Assets	$53,489,729	$25,121,818	$44,013,780	$62,666,363	$677,021,656	$38,556,580

Investments in shares of the Portfolios, at cost	$52,811,507	$25,531,308	$39,071,817	$50,760,721	$677,471,716	$36,982,417

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$15,253,524	$11,510,000	$8,836,756	$10,495,249	$250,202	$46,379
Receivable for shares of the Portfolios sold	—	400	262	584	10	2
Receivable for policy-related transactions	2,754	—	—	—	—	—

Total assets	15,256,278	11,510,400	8,837,018	10,495,833	250,212	46,381

Liabilities:
Payable for shares of the Portfolios purchased	653	—	—	—	—	—
Payable for policy-related transactions	—	400	197	567	10	2

Total liabilities	653	400	197	567	10	2

Net Assets	$15,255,625	$11,510,000	$8,836,821	$10,495,266	$250,202	$46,379

Net Assets:
Accumulation unit values	$15,253,169	$11,509,708	$8,836,821	$10,495,266	$250,192	$46,377
Retained by Equitable America in Equitable America Variable Account No. 70A	2,456	292	—	—	10	2

Total Net Assets	$15,255,625	$11,510,000	$8,836,821	$10,495,266	$250,202	$46,379

Investments in shares of the Portfolios, at cost	$14,411,210	$11,422,871	$7,800,819	$9,880,557	$224,369	$44,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FRANKLIN ALLOCATION VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$132,739	$209,307	$891,559	$59,966,022	$76,062,136	$8,876,774
Receivable for shares of the Portfolios sold	5	7	32	—	—	343
Receivable for policy-related transactions	—	—	—	63,191	87,863	—

Total assets	132,744	209,314	891,591	60,029,213	76,149,999	8,877,117

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	63,192	87,863	—
Payable for policy-related transactions	5	7	32	—	—	343

Total liabilities	5	7	32	63,192	87,863	343

Net Assets	$132,739	$209,307	$891,559	$59,966,021	$76,062,136	$8,876,774

Net Assets:
Accumulation unit values	$132,732	$209,299	$891,527	$59,963,898	$76,060,820	$8,876,361
Retained by Equitable America in Equitable America Variable Account No. 70A	7	8	32	2,123	1,316	413

Total Net Assets	$132,739	$209,307	$891,559	$59,966,021	$76,062,136	$8,876,774

Investments in shares of the Portfolios, at cost	$126,090	$197,006	$833,517	$57,816,986	$73,785,247	$8,647,644

The accompanying notes are an integral part of these financial statements.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$45,914,357	$1,196,588	$26,967,973	$5,964,679	$14,718,590	$12,619,180
Receivable for shares of the Portfolios sold	3,505	37	—	183	1,311	1,740
Receivable for policy-related transactions	—	—	141,584	—	—	—

Total assets	45,917,862	1,196,625	27,109,557	5,964,862	14,719,901	12,620,920

Liabilities:
Payable for shares of the Portfolios purchased	—	—	141,588	—	—	—
Payable for policy-related transactions	4,846	37	—	183	1,311	1,740

Total liabilities	4,846	37	141,588	183	1,311	1,740

Net Assets	$45,913,016	$1,196,588	$26,967,969	$5,964,679	$14,718,590	$12,619,180

Net Assets:
Accumulation unit values	$45,913,016	$1,196,547	$26,966,882	$5,964,523	$14,718,111	$12,618,892
Retained by Equitable America in Equitable America Variable Account No. 70A	—	41	1,087	156	479	288

Total Net Assets	$45,913,016	$1,196,588	$26,967,969	$5,964,679	$14,718,590	$12,619,180

Investments in shares of the Portfolios, at cost	$44,181,728	$1,122,447	$26,270,825	$5,925,495	$14,330,961	$12,184,571

The accompanying notes are an integral part of these financial statements.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	INVESCO V.I. HEALTH CARE FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,104,040	$150,664,513	$23,169,488	$49,695,893	$9,974,272	$5,574,978
Receivable for shares of the Portfolios sold	6,294	4,948	—	15,266	372	—
Receivable for policy-related transactions	—	—	1,155	—	—	49,024

Total assets	6,110,334	150,669,461	23,170,643	49,711,159	9,974,644	5,624,002

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,155	—	—	49,024
Payable for policy-related transactions	6,295	4,948	—	14,995	372	—

Total liabilities	6,295	4,948	1,155	14,995	372	49,024

Net Assets	$6,104,039	$150,664,513	$23,169,488	$49,696,164	$9,974,272	$5,574,978

Net Assets:
Accumulation unit values	$6,103,936	$150,660,293	$23,168,962	$49,696,164	$9,973,971	$5,574,633
Retained by Equitable America in Equitable America Variable Account No. 70A	103	4,220	526	—	301	345

Total Net Assets	$6,104,039	$150,664,513	$23,169,488	$49,696,164	$9,974,272	$5,574,978

Investments in shares of the Portfolios, at cost	$5,769,784	$140,114,021	$23,141,474	$49,636,802	$10,398,109	$5,763,778

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MULTIMANAGER TECHNOLOGY*	NOMURA VIP ASSET STRATEGY SERIES	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
Assets:
Investments in shares of the Portfolios, at fair value	$80,673,343	$6,519,723	$29,816,131	$7,712,270	$3,601,608	$3,312,847
Receivable for shares of the Portfolios sold	—	251	43,829	5,030	129	—
Receivable for policy-related transactions	7,644	—	—	—	—	110,181

Total assets	80,680,987	6,519,974	29,859,960	7,717,300	3,601,737	3,423,028

Liabilities:
Payable for shares of the Portfolios purchased	7,378	—	—	—	—	110,089
Payable for policy-related transactions	—	251	43,829	4,993	129	—

Total liabilities	7,378	251	43,829	4,993	129	110,089

Net Assets	$80,673,609	$6,519,723	$29,816,131	$7,712,307	$3,601,608	$3,312,939

Net Assets:
Accumulation unit values	$80,671,578	$6,519,411	$29,814,976	$7,712,307	$3,599,357	$3,312,939
Retained by Equitable America in Equitable America Variable Account No. 70A	2,031	312	1,155	—	2,251	—

Total Net Assets	$80,673,609	$6,519,723	$29,816,131	$7,712,307	$3,601,608	$3,312,939

Investments in shares of the Portfolios, at cost	$74,873,714	$6,283,751	$28,149,225	$7,103,271	$3,359,504	$3,206,317

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,875,590	$38,721,067	$20,381	$13,808,223	$6,275,450	$17,810,058
Receivable for shares of the Portfolios sold	56	—	1	17,274	—	524
Receivable for policy-related transactions	1	47,808	—	—	8,208	—

Total assets	1,875,647	38,768,875	20,382	13,825,497	6,283,658	17,810,582

Liabilities:
Payable for shares of the Portfolios purchased	—	47,808	—	—	8,208	—
Payable for policy-related transactions	—	—	1	17,273	—	524

Total liabilities	—	47,808	1	17,273	8,208	524

Net Assets	$1,875,647	$38,721,067	$20,381	$13,808,224	$6,275,450	$17,810,058

Net Assets:
Accumulation unit values	$1,875,647	$38,714,768	$20,380	$13,807,707	$6,275,369	$17,809,783
Retained by Equitable America in Equitable America Variable Account No. 70A	—	6,299	1	517	81	275

Total Net Assets	$1,875,647	$38,721,067	$20,381	$13,808,224	$6,275,450	$17,810,058

Investments in shares of the Portfolios, at cost	$1,688,528	$37,386,152	$23,619	$9,897,042	$5,363,754	$18,152,297

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$5,155,032	$21,990,874	$888,279	$4,594,121
Receivable for shares of the Portfolios sold	1,294	24,578	29	173

Total assets	5,156,326	22,015,452	888,308	4,594,294

Liabilities:
Payable for policy-related transactions	1,294	24,578	29	173

Total liabilities	1,294	24,578	29	173

Net Assets	$5,155,032	$21,990,874	$888,279	$4,594,121

Net Assets:
Accumulation unit values	$5,154,881	$21,990,122	$888,279	$4,593,899
Retained by Equitable America in Equitable America Variable Account No. 70A	151	752	—	222

Total Net Assets	$5,155,032	$21,990,874	$888,279	$4,594,121

Investments in shares of the Portfolios, at cost	$4,131,292	$20,963,731	$851,734	$3,739,186

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT CONVERTIBLE SECURITIES	CLASS IB	249

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	1,766

1290 VT EQUITY INCOME	CLASS IB	2,411

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	488

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	1,829

1290 VT HIGH YIELD BOND	CLASS IB	5,964

1290 VT MICRO CAP	CLASS IB	332

1290 VT MODERATE GROWTH ALLOCATION	CLASS IB	11,737

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	138

1290 VT NATURAL RESOURCES	CLASS IB	1,080

1290 VT REAL ESTATE	CLASS IB	1,172

1290 VT SMALL CAP VALUE	CLASS IB	1,050

1290 VT SMARTBETA EQUITY ESG	CLASS IB	583

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	293

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	91

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	330

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	172

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	3,246

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	545

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	417

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	129

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	793

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	1,581

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	2,810

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	1,994

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	2,013

EQ/400 MANAGED VOLATILITY	CLASS IB	757

EQ/500 MANAGED VOLATILITY	CLASS IB	1,905

EQ/2000 MANAGED VOLATILITY	CLASS IB	887

EQ/AB DYNAMIC AGGRESSIVE GROWTH	CLASS IB	50,290

EQ/AB DYNAMIC GROWTH	CLASS IB	43,299

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	61,711

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	1,278

EQ/AB SMALL CAP GROWTH	CLASS IB	3,474

EQ/AGGRESSIVE ALLOCATION	CLASS IB	1,527

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	181,664

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	3,129

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	2,341

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	CLASS IB	9,763

EQ/BALANCED STRATEGY	CLASS IB	73,707

EQ/CAPITAL GROUP RESEARCH	CLASS IB	99

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	2,304

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	509

EQ/COMMON STOCK INDEX	CLASS IA	693

EQ/COMMON STOCK INDEX	CLASS IB	662

EQ/CONSERVATIVE ALLOCATION	CLASS IB	2,267

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	37,961

EQ/CONSERVATIVE STRATEGY	CLASS IB	22,656

EQ/CORE BOND INDEX	CLASS IB	13,689

EQ/CORE PLUS BOND	CLASS IB	7,759

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	441

EQ/EQUITY 500 INDEX	CLASS IA	1,673

EQ/EQUITY 500 INDEX	CLASS IB	2,833

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	1,864

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	1,415

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	39

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	108

EQ/GOLDMAN SACHS GROWTH ALLOCATION	CLASS IB	40,627

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	570

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	CLASS IB	44,696

EQ/GROWTH STRATEGY	CLASS IB	110,598

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	284

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	4,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	184

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	1,487

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	2,927

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	1,855

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	49

EQ/INVESCO COMSTOCK	CLASS IB	1,020

EQ/INVESCO GLOBAL	CLASS IB	1,142

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	1,018

EQ/INVESCO MODERATE ALLOCATION	CLASS IB	18,091

EQ/INVESCO MODERATE GROWTH ALLOCATION	CLASS IB	21,906

EQ/JANUS ENTERPRISE	CLASS IB	2,362

EQ/JPMORGAN GROWTH ALLOCATION	CLASS IB	48,622

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/JPMORGAN GROWTH STOCK	CLASS IB	2,182

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	CLASS IB	19,360

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	3,181

EQ/LARGE CAP GROWTH INDEX	CLASS IB	3,948

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	79

EQ/LARGE CAP VALUE INDEX	CLASS IB	6,172

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	340

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	1,243

EQ/LONG-TERM BOND	CLASS IB	130

EQ/LOOMIS SAYLES GROWTH	CLASS IB	6,330

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	5,650

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	1,900

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	1,469

EQ/MFS TECHNOLOGY	CLASS IB	3,111

EQ/MFS UTILITIES SERIES	CLASS IB	691

EQ/MID CAP INDEX	CLASS IB	4,658

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	187

EQ/MODERATE ALLOCATION	CLASS IA	2,489

EQ/MODERATE ALLOCATION	CLASS IB	5,084

EQ/MODERATE GROWTH STRATEGY	CLASS IB	133,837

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	4,473

EQ/MONEY MARKET	CLASS IA	58,747

EQ/MONEY MARKET	CLASS IB	818,611

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	47

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	1,541

EQ/PIMCO REAL RETURN	CLASS IB	1,157

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	5,619

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	2,545

EQ/SMALL COMPANY INDEX	CLASS IB	3,552

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	938

EQ/ULTRA CONSERVATIVE STRATEGY	CLASS IB	75,476

EQ/VALUE EQUITY	CLASS IB	1,602

EQ/WELLINGTON ENERGY	CLASS IB	3,352

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	927

EQUITABLE GROWTH MF/ETF	CLASS IB	726

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	933

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	10

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	4

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	10

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	12

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	51

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,705

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	6,871

FRANKLIN ALLOCATION VIP FUND	CLASS 2	1,602

FRANKLIN INCOME VIP FUND	CLASS 2	3,029

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	71

HARTFORD DISCIPLINED EQUITY HLS FUND	CLASS IC	1,165

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	710

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	547

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	696

INVESCO V.I. HEALTH CARE FUND	SERIES II	224

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	2,533

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	2,080

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	4,684

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	456

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	78

MULTIMANAGER TECHNOLOGY	CLASS IB	1,967

NOMURA VIP ASSET STRATEGY SERIES	SERVICE CLASS	652

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	10,176

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,201

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	315

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	333

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	160

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	3,741

PROFUND VP BEAR	COMMON SHARES	2

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	278

PUTNAM VT RESEARCH FUND	CLASS IB	133

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	621

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	427

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	1,670

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	109

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	144

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	CLASS IB	$19.64	70
1290 VT CONVERTIBLE SECURITIES	1.10%	CLASS IB	$19.54	44
1290 VT CONVERTIBLE SECURITIES	1.25%	CLASS IB	$21.69	26

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	CLASS IB	$11.93	23
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	CLASS IB	$11.78	11
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	CLASS IB	$10.88	441
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	CLASS IB	$10.83	429
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	CLASS IB	$10.66	279
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	CLASS IB	$10.55	206
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	CLASS IB	$10.16	24
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	CLASS IB	$10.10	3

1290 VT EQUITY INCOME	0.30%	CLASS IB	$25.25	1
1290 VT EQUITY INCOME	1.00%	CLASS IB	$20.34	90
1290 VT EQUITY INCOME	1.10%	CLASS IB	$20.24	35
1290 VT EQUITY INCOME	1.25%	CLASS IB	$22.47	24
1290 VT EQUITY INCOME	1.30%	CLASS IB	$36.87	170
1290 VT EQUITY INCOME	1.55%	CLASS IB	$35.39	10
1290 VT EQUITY INCOME	1.65%	CLASS IB	$34.82	29
1290 VT EQUITY INCOME	1.70%	CLASS IB	$34.53	31

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	CLASS IB	$17.41	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	CLASS IB	$14.97	108
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	CLASS IB	$14.90	111
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	CLASS IB	$15.30	37
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	CLASS IB	$18.99	96
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	CLASS IB	$18.22	7
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	CLASS IB	$17.93	20
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	CLASS IB	$17.78	23

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$27.77	14
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	CLASS IB	$27.44	4
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	CLASS IB	$22.84	1,266
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	CLASS IB	$22.72	760
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	CLASS IB	$24.42	343
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	CLASS IB	$48.94	1,264
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	CLASS IB	$46.97	59
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	CLASS IB	$46.21	278
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	CLASS IB	$45.83	150

1290 VT HIGH YIELD BOND	0.00%	CLASS IB	$16.49	23
1290 VT HIGH YIELD BOND	0.30%	CLASS IB	$16.29	—
1290 VT HIGH YIELD BOND	1.00%	CLASS IB	$14.16	1,562
1290 VT HIGH YIELD BOND	1.10%	CLASS IB	$14.09	823
1290 VT HIGH YIELD BOND	1.25%	CLASS IB	$14.49	520
1290 VT HIGH YIELD BOND	1.30%	CLASS IB	$15.06	641
1290 VT HIGH YIELD BOND	1.55%	CLASS IB	$14.04	17
1290 VT HIGH YIELD BOND	1.65%	CLASS IB	$14.39	135
1290 VT HIGH YIELD BOND	1.70%	CLASS IB	$14.30	60

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT MICRO CAP	1.00%	CLASS IB	$19.56	77
1290 VT MICRO CAP	1.10%	CLASS IB	$19.46	36
1290 VT MICRO CAP	1.25%	CLASS IB	$19.25	19
1290 VT MICRO CAP	1.30%	CLASS IB	$19.18	69
1290 VT MICRO CAP	1.65%	CLASS IB	$18.69	5

1290 VT MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$15.03	10,764
1290 VT MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.66	279

1290 VT MULTI-ALTERNATIVE STRATEGIES	0.00%	CLASS IB	$12.98	1
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	CLASS IB	$12.16	67
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	CLASS IB	$12.10	13
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	CLASS IB	$11.97	17
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.30%	CLASS IB	$12.54	6
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.55%	CLASS IB	$12.44	6
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.65%	CLASS IB	$12.40	2
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.70%	CLASS IB	$12.38	1

1290 VT NATURAL RESOURCES	0.00%	CLASS IB	$15.64	—
1290 VT NATURAL RESOURCES	0.30%	CLASS IB	$15.46	21
1290 VT NATURAL RESOURCES	1.00%	CLASS IB	$15.75	150
1290 VT NATURAL RESOURCES	1.10%	CLASS IB	$15.67	110
1290 VT NATURAL RESOURCES	1.25%	CLASS IB	$13.75	86
1290 VT NATURAL RESOURCES	1.30%	CLASS IB	$14.07	379
1290 VT NATURAL RESOURCES	1.55%	CLASS IB	$13.97	6
1290 VT NATURAL RESOURCES	1.65%	CLASS IB	$13.44	60
1290 VT NATURAL RESOURCES	1.70%	CLASS IB	$13.35	17

1290 VT REAL ESTATE	0.00%	CLASS IB	$14.59	6
1290 VT REAL ESTATE	0.30%	CLASS IB	$14.41	—
1290 VT REAL ESTATE	1.00%	CLASS IB	$11.63	197
1290 VT REAL ESTATE	1.10%	CLASS IB	$11.57	70
1290 VT REAL ESTATE	1.25%	CLASS IB	$12.83	75
1290 VT REAL ESTATE	1.30%	CLASS IB	$13.05	160
1290 VT REAL ESTATE	1.55%	CLASS IB	$11.46	1
1290 VT REAL ESTATE	1.65%	CLASS IB	$12.47	55
1290 VT REAL ESTATE	1.70%	CLASS IB	$12.39	8

1290 VT SMALL CAP VALUE	0.00%	CLASS IB	$18.81	1
1290 VT SMALL CAP VALUE	0.30%	CLASS IB	$18.58	—
1290 VT SMALL CAP VALUE	1.00%	CLASS IB	$17.62	203
1290 VT SMALL CAP VALUE	1.10%	CLASS IB	$17.53	89
1290 VT SMALL CAP VALUE	1.25%	CLASS IB	$17.34	52
1290 VT SMALL CAP VALUE	1.30%	CLASS IB	$17.28	297
1290 VT SMALL CAP VALUE	1.30%	CLASS IB	$22.67	1
1290 VT SMALL CAP VALUE	1.55%	CLASS IB	$22.35	1
1290 VT SMALL CAP VALUE	1.65%	CLASS IB	$16.84	20
1290 VT SMALL CAP VALUE	1.65%	CLASS IB	$22.22	1
1290 VT SMALL CAP VALUE	1.70%	CLASS IB	$22.16	5

1290 VT SMARTBETA EQUITY ESG	1.00%	CLASS IB	$24.07	185
1290 VT SMARTBETA EQUITY ESG	1.10%	CLASS IB	$23.95	127
1290 VT SMARTBETA EQUITY ESG	1.25%	CLASS IB	$26.49	59
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$18.08	37
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$19.89	55
1290 VT SMARTBETA EQUITY ESG	1.55%	CLASS IB	$17.82	5

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	1.65%	CLASS IB	$17.72	24
1290 VT SMARTBETA EQUITY ESG	1.65%	CLASS IB	$19.39	—
1290 VT SMARTBETA EQUITY ESG	1.70%	CLASS IB	$17.67	1

1290 VT SOCIALLY RESPONSIBLE	1.00%	CLASS IB	$31.67	89
1290 VT SOCIALLY RESPONSIBLE	1.10%	CLASS IB	$31.51	77
1290 VT SOCIALLY RESPONSIBLE	1.25%	CLASS IB	$37.50	43
1290 VT SOCIALLY RESPONSIBLE	1.30%	CLASS IB	$17.82	21
1290 VT SOCIALLY RESPONSIBLE	1.65%	CLASS IB	$17.62	1

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.30%	CLASS B	$24.07	30
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.55%	CLASS B	$23.10	—
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.65%	CLASS B	$22.73	6
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.70%	CLASS B	$22.54	2

AB VPS DISCOVERY VALUE PORTFOLIO	0.30%	CLASS B	$20.38	—
AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$18.08	96
AB VPS DISCOVERY VALUE PORTFOLIO	1.10%	CLASS B	$17.99	130
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$18.29	71

ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$20.48	81
ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$20.15	23

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$26.48	29
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$21.67	1,370
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.10%	CLASS 4	$21.56	1,399
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$23.28	1,129

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	0.00%	CLASS 4	$34.35	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$26.60	340
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.10%	CLASS 4	$26.47	313
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$30.20	100

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$20.12	5
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$16.19	82
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.10%	CLASS 4	$16.11	75
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$17.69	29
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$19.94	184
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.55%	CLASS 4	$18.45	2
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$19.04	43
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.70%	CLASS 4	$18.92	12

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.30%	CLASS P-2	$19.87	38
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.55%	CLASS P-2	$18.27	1
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.65%	CLASS P-2	$18.98	15
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.70%	CLASS P-2	$18.86	33

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$20.74	21
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$20.48	10
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$19.13	431
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$19.03	257
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$18.23	106
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$19.42	366
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$18.41	1
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$18.55	78
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$18.43	47

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$10.74	862
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$10.31	6
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$10.26	218
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$10.19	310

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$20.43	8
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$17.03	394
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$16.94	395
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$17.96	417
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$22.38	501
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$21.48	7
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$21.14	148
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$20.96	92

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$77.39	436
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$74.28	17
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$73.08	79
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$72.48	12

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$15.13	13
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$13.34	306
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$13.27	394
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$13.31	316
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$13.17	210
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$12.67	9
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$12.60	21

EQ/400 MANAGED VOLATILITY	1.30%	CLASS IB	$37.29	247
EQ/400 MANAGED VOLATILITY	1.55%	CLASS IB	$35.80	101
EQ/400 MANAGED VOLATILITY	1.65%	CLASS IB	$35.22	104
EQ/400 MANAGED VOLATILITY	1.70%	CLASS IB	$34.93	3

EQ/500 MANAGED VOLATILITY	0.30%	CLASS IB	$17.58	6
EQ/500 MANAGED VOLATILITY	1.00%	CLASS IB	$17.19	262

The accompanying notes are an integral part of these financial statements.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/500 MANAGED VOLATILITY	1.10%	CLASS IB	$17.14	415
EQ/500 MANAGED VOLATILITY	1.25%	CLASS IB	$17.05	135
EQ/500 MANAGED VOLATILITY	1.30%	CLASS IB	$52.38	469
EQ/500 MANAGED VOLATILITY	1.55%	CLASS IB	$50.28	145
EQ/500 MANAGED VOLATILITY	1.65%	CLASS IB	$49.47	207
EQ/500 MANAGED VOLATILITY	1.70%	CLASS IB	$49.07	16

EQ/2000 MANAGED VOLATILITY	1.30%	CLASS IB	$33.55	307
EQ/2000 MANAGED VOLATILITY	1.55%	CLASS IB	$32.20	119
EQ/2000 MANAGED VOLATILITY	1.65%	CLASS IB	$31.68	122
EQ/2000 MANAGED VOLATILITY	1.70%	CLASS IB	$31.42	8

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	CLASS IB	$15.85	46,520
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	CLASS IB	$15.40	411

EQ/AB DYNAMIC GROWTH	1.30%	CLASS IB	$16.21	36,694
EQ/AB DYNAMIC GROWTH	1.65%	CLASS IB	$15.61	1,479
EQ/AB DYNAMIC GROWTH	1.70%	CLASS IB	$15.53	637

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	CLASS IB	$15.50	432
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	CLASS IB	$15.42	280
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	CLASS IB	$16.50	120
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	CLASS IB	$18.70	35,716
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	CLASS IB	$18.01	721
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	CLASS IB	$17.74	4,101
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	CLASS IB	$17.61	2,156

EQ/AB SHORT DURATION GOVERNMENT BOND	0.00%	CLASS IB	$11.26	—
EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	CLASS IB	$11.12	6
EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	CLASS IB	$10.37	415
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	CLASS IB	$10.32	407
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	CLASS IB	$9.90	403

EQ/AB SMALL CAP GROWTH	0.00%	CLASS IB	$26.63	4
EQ/AB SMALL CAP GROWTH	0.30%	CLASS IB	$26.31	36
EQ/AB SMALL CAP GROWTH	1.00%	CLASS IB	$21.61	528
EQ/AB SMALL CAP GROWTH	1.10%	CLASS IB	$21.50	314
EQ/AB SMALL CAP GROWTH	1.25%	CLASS IB	$23.42	121
EQ/AB SMALL CAP GROWTH	1.30%	CLASS IB	$48.68	456
EQ/AB SMALL CAP GROWTH	1.55%	CLASS IB	$46.73	31
EQ/AB SMALL CAP GROWTH	1.65%	CLASS IB	$45.97	85
EQ/AB SMALL CAP GROWTH	1.70%	CLASS IB	$45.59	40

EQ/AGGRESSIVE ALLOCATION	1.00%	CLASS IB	$20.81	177
EQ/AGGRESSIVE ALLOCATION	1.10%	CLASS IB	$20.70	164
EQ/AGGRESSIVE ALLOCATION	1.25%	CLASS IB	$22.54	79
EQ/AGGRESSIVE ALLOCATION	1.30%	CLASS IB	$32.04	174
EQ/AGGRESSIVE ALLOCATION	1.55%	CLASS IB	$30.76	15
EQ/AGGRESSIVE ALLOCATION	1.65%	CLASS IB	$30.26	42

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$16.34	7
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$27.24	106,071
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	CLASS IB	$26.31	466
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	CLASS IB	$16.02	24
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	CLASS IB	$25.95	6,538
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	CLASS IB	$15.97	3
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	CLASS IB	$25.77	4,659

The accompanying notes are an integral part of these financial statements.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/ALL ASSET GROWTH ALLOCATION	1.00%	CLASS IB	$17.46	141
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	CLASS IB	$17.37	1,243
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	CLASS IB	$17.14	757
EQ/ALL ASSET GROWTH ALLOCATION	1.30%	CLASS IB	$25.63	813
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	CLASS IB	$24.60	4
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	CLASS IB	$24.20	151
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	CLASS IB	$24.01	97

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	CLASS IB	$26.93	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	CLASS IB	$26.60	8
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	CLASS IB	$20.27	435
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	CLASS IB	$20.17	452
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	CLASS IB	$23.68	141
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	CLASS IB	$40.80	533
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	CLASS IB	$39.17	10
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	CLASS IB	$38.53	128
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	CLASS IB	$38.22	56

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.00%	CLASS IB	$13.76	19
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.25%	CLASS IB	$13.69	3
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$14.18	9,119
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$13.83	119

EQ/BALANCED STRATEGY	1.15%	CLASS IB	$14.83	210
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$20.30	50,343
EQ/BALANCED STRATEGY	1.35%	CLASS IB	$14.59	11
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$19.49	1,034
EQ/BALANCED STRATEGY	1.65%	CLASS IB	$19.17	4,743
EQ/BALANCED STRATEGY	1.70%	CLASS IB	$19.02	2,095

EQ/CAPITAL GROUP RESEARCH	1.30%	CLASS IB	$72.10	21
EQ/CAPITAL GROUP RESEARCH	1.55%	CLASS IB	$69.21	11
EQ/CAPITAL GROUP RESEARCH	1.65%	CLASS IB	$68.08	13
EQ/CAPITAL GROUP RESEARCH	1.70%	CLASS IB	$67.53	8

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	CLASS IB	$24.84	343
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	CLASS IB	$24.72	82
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	CLASS IB	$24.45	77
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$24.36	247
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$45.62	264
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	CLASS IB	$43.93	36
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	CLASS IB	$23.74	10
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	CLASS IB	$43.27	71
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	CLASS IB	$42.94	76

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	CLASS IB	$23.07	100
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$22.95	21
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$22.70	25
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$22.62	131
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$44.67	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$42.88	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$22.05	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$42.18	3

EQ/COMMON STOCK INDEX	1.30%	CLASS IA	$59.88	509
EQ/COMMON STOCK INDEX	1.55%	CLASS IA	$57.48	8

The accompanying notes are an integral part of these financial statements.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	1.65%	CLASS IA	$56.54	73
EQ/COMMON STOCK INDEX	1.70%	CLASS IA	$56.08	33
EQ/COMMON STOCK INDEX	0.00%	CLASS IB	$40.66	2
EQ/COMMON STOCK INDEX	1.00%	CLASS IB	$30.80	609
EQ/COMMON STOCK INDEX	1.10%	CLASS IB	$30.65	247
EQ/COMMON STOCK INDEX	1.25%	CLASS IB	$35.75	238

EQ/CONSERVATIVE ALLOCATION	1.00%	CLASS IB	$10.94	707
EQ/CONSERVATIVE ALLOCATION	1.10%	CLASS IB	$10.88	344
EQ/CONSERVATIVE ALLOCATION	1.25%	CLASS IB	$10.79	678

EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	CLASS IB	$10.07	27
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	CLASS IB	$10.07	94
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	CLASS IB	$10.07	47
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	CLASS IB	$17.67	26,442
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	CLASS IB	$16.96	757
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	CLASS IB	$16.68	2,066
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	CLASS IB	$16.55	673

EQ/CONSERVATIVE STRATEGY	1.30%	CLASS IB	$13.29	17,462
EQ/CONSERVATIVE STRATEGY	1.55%	CLASS IB	$12.76	254
EQ/CONSERVATIVE STRATEGY	1.65%	CLASS IB	$12.55	1,581
EQ/CONSERVATIVE STRATEGY	1.70%	CLASS IB	$12.45	740

EQ/CORE BOND INDEX	0.00%	CLASS IB	$11.78	22
EQ/CORE BOND INDEX	0.25%	CLASS IB	$11.31	19
EQ/CORE BOND INDEX	0.30%	CLASS IB	$11.64	83
EQ/CORE BOND INDEX	0.65%	CLASS IB	$11.45	4
EQ/CORE BOND INDEX	0.65%	CLASS IB	$11.55	4
EQ/CORE BOND INDEX	1.00%	CLASS IB	$10.48	1,622
EQ/CORE BOND INDEX	1.10%	CLASS IB	$10.43	931
EQ/CORE BOND INDEX	1.25%	CLASS IB	$10.36	1,620
EQ/CORE BOND INDEX	1.25%	CLASS IB	$10.53	233
EQ/CORE BOND INDEX	1.30%	CLASS IB	$11.02	4,317
EQ/CORE BOND INDEX	1.55%	CLASS IB	$10.57	1,375
EQ/CORE BOND INDEX	1.65%	CLASS IB	$9.66	8
EQ/CORE BOND INDEX	1.65%	CLASS IB	$10.40	1,541
EQ/CORE BOND INDEX	1.70%	CLASS IB	$10.32	436

EQ/CORE PLUS BOND	0.00%	CLASS IB	$11.82	21
EQ/CORE PLUS BOND	1.00%	CLASS IB	$11.45	521
EQ/CORE PLUS BOND	1.10%	CLASS IB	$11.41	265
EQ/CORE PLUS BOND	1.25%	CLASS IB	$11.36	126
EQ/CORE PLUS BOND	1.30%	CLASS IB	$9.03	1,263
EQ/CORE PLUS BOND	1.55%	CLASS IB	$8.93	45
EQ/CORE PLUS BOND	1.65%	CLASS IB	$8.88	204
EQ/CORE PLUS BOND	1.70%	CLASS IB	$8.86	227

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	CLASS IB	$15.84	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	CLASS IB	$14.01	53
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	CLASS IB	$13.94	31
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	CLASS IB	$13.92	53
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	CLASS IB	$13.33	224
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	CLASS IB	$13.05	1
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	CLASS IB	$12.73	6
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	CLASS IB	$12.65	12

The accompanying notes are an integral part of these financial statements.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/EQUITY 500 INDEX	1.30%	CLASS IA	$63.00	1,925
EQ/EQUITY 500 INDEX	1.55%	CLASS IA	$60.48	31
EQ/EQUITY 500 INDEX	1.65%	CLASS IA	$59.50	323
EQ/EQUITY 500 INDEX	1.70%	CLASS IA	$59.01	317
EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$43.69	91
EQ/EQUITY 500 INDEX	0.25%	CLASS IB	$30.72	—
EQ/EQUITY 500 INDEX	0.30%	CLASS IB	$43.17	17
EQ/EQUITY 500 INDEX	0.65%	CLASS IB	$65.90	4
EQ/EQUITY 500 INDEX	1.00%	CLASS IB	$32.92	3,110
EQ/EQUITY 500 INDEX	1.10%	CLASS IB	$32.76	2,334
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$38.42	1,450
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$60.08	479
EQ/EQUITY 500 INDEX	1.65%	CLASS IB	$45.15	58

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	CLASS IB	$43.51	6
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	CLASS IB	$42.99	18
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	CLASS IB	$32.75	376
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	CLASS IB	$32.58	324
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	CLASS IB	$38.26	153
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	CLASS IB	$61.86	1,132
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	CLASS IB	$59.38	49
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	CLASS IB	$58.42	237
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	CLASS IB	$57.94	110

EQ/FRANKLIN RISING DIVIDENDS	0.00%	CLASS IB	$33.31	7
EQ/FRANKLIN RISING DIVIDENDS	0.30%	CLASS IB	$32.91	4
EQ/FRANKLIN RISING DIVIDENDS	1.00%	CLASS IB	$26.75	464
EQ/FRANKLIN RISING DIVIDENDS	1.10%	CLASS IB	$26.62	462
EQ/FRANKLIN RISING DIVIDENDS	1.25%	CLASS IB	$29.29	312
EQ/FRANKLIN RISING DIVIDENDS	1.30%	CLASS IB	$33.79	928
EQ/FRANKLIN RISING DIVIDENDS	1.55%	CLASS IB	$30.91	7
EQ/FRANKLIN RISING DIVIDENDS	1.65%	CLASS IB	$32.28	122
EQ/FRANKLIN RISING DIVIDENDS	1.70%	CLASS IB	$32.07	87

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$34.04	10
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$32.67	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$32.14	5

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$28.15	36
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$27.02	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$26.58	12
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$26.36	4

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.00%	CLASS IB	$13.92	126
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.25%	CLASS IB	$13.84	5
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	CLASS IB	$15.41	33,116
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	CLASS IB	$15.04	610

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	CLASS IB	$14.44	7
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	CLASS IB	$14.13	157
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	CLASS IB	$14.05	10
EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	CLASS IB	$40.11	183
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	CLASS IB	$38.50	8
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	CLASS IB	$37.87	36
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	CLASS IB	$37.57	24

The accompanying notes are an integral part of these financial statements.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	0.30%	CLASS IB	$10.18	4
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.00%	CLASS IB	$13.17	410
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.10%	CLASS IB	$10.16	394
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.25%	CLASS IB	$13.10	210
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$10.15	77
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$14.74	32,378
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.55%	CLASS IB	$10.15	1
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$10.15	77
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.20	1,898
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	CLASS IB	$10.15	20
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	CLASS IB	$14.12	422

EQ/GROWTH STRATEGY	0.65%	CLASS IB	$26.71	3
EQ/GROWTH STRATEGY	1.30%	CLASS IB	$26.73	71,149
EQ/GROWTH STRATEGY	1.55%	CLASS IB	$25.66	699
EQ/GROWTH STRATEGY	1.65%	CLASS IB	$25.24	5,106
EQ/GROWTH STRATEGY	1.70%	CLASS IB	$25.04	3,993

EQ/INTERMEDIATE CORPORATE BOND	0.00%	CLASS IB	$12.31	11
EQ/INTERMEDIATE CORPORATE BOND	1.00%	CLASS IB	$12.04	126
EQ/INTERMEDIATE CORPORATE BOND	1.25%	CLASS IB	$11.98	99

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$11.07	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	CLASS IB	$10.94	19
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	CLASS IB	$9.97	627
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	CLASS IB	$9.92	492
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	CLASS IB	$9.74	754
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	CLASS IB	$10.00	1,707
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	CLASS IB	$9.59	482
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	CLASS IB	$9.44	542
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	CLASS IB	$9.36	52

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	CLASS IB	$18.77	101
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	CLASS IB	$18.02	6
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	CLASS IB	$17.72	13
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	CLASS IB	$17.58	1

EQ/INTERNATIONAL EQUITY INDEX	1.30%	CLASS IA	$21.06	548
EQ/INTERNATIONAL EQUITY INDEX	1.55%	CLASS IA	$20.22	11
EQ/INTERNATIONAL EQUITY INDEX	1.65%	CLASS IA	$19.89	249
EQ/INTERNATIONAL EQUITY INDEX	1.70%	CLASS IA	$19.73	199
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IB	$19.60	34
EQ/INTERNATIONAL EQUITY INDEX	0.30%	CLASS IB	$19.37	21
EQ/INTERNATIONAL EQUITY INDEX	1.00%	CLASS IB	$17.31	1,172
EQ/INTERNATIONAL EQUITY INDEX	1.10%	CLASS IB	$17.22	587
EQ/INTERNATIONAL EQUITY INDEX	1.25%	CLASS IB	$17.23	485

EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	CLASS IB	$17.95	877
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	CLASS IB	$17.23	416
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	CLASS IB	$16.95	423
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	CLASS IB	$16.81	19

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$17.46	22
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$16.76	10
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$16.49	9
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$16.35	2

The accompanying notes are an integral part of these financial statements.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INVESCO COMSTOCK	0.00%	CLASS IB	$15.16	3
EQ/INVESCO COMSTOCK	1.00%	CLASS IB	$14.83	190
EQ/INVESCO COMSTOCK	1.25%	CLASS IB	$14.75	19
EQ/INVESCO COMSTOCK	1.30%	CLASS IB	$46.48	341
EQ/INVESCO COMSTOCK	1.55%	CLASS IB	$44.62	7
EQ/INVESCO COMSTOCK	1.65%	CLASS IB	$43.89	59
EQ/INVESCO COMSTOCK	1.70%	CLASS IB	$43.53	16

EQ/INVESCO GLOBAL	0.00%	CLASS IB	$29.03	7
EQ/INVESCO GLOBAL	1.00%	CLASS IB	$23.13	178
EQ/INVESCO GLOBAL	1.10%	CLASS IB	$23.02	195
EQ/INVESCO GLOBAL	1.25%	CLASS IB	$25.53	102
EQ/INVESCO GLOBAL	1.30%	CLASS IB	$38.19	463
EQ/INVESCO GLOBAL	1.55%	CLASS IB	$36.66	8
EQ/INVESCO GLOBAL	1.65%	CLASS IB	$36.06	82
EQ/INVESCO GLOBAL	1.70%	CLASS IB	$35.77	38

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	CLASS IB	$17.07	3
EQ/INVESCO GLOBAL REAL ASSETS	0.30%	CLASS IB	$16.86	1
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	CLASS IB	$13.71	105
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	CLASS IB	$13.64	183
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	CLASS IB	$15.01	68
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	CLASS IB	$21.76	336
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	CLASS IB	$20.89	20
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	CLASS IB	$20.55	100
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	CLASS IB	$20.38	71

EQ/INVESCO MODERATE ALLOCATION	1.30%	CLASS IB	$13.95	15,167
EQ/INVESCO MODERATE ALLOCATION	1.65%	CLASS IB	$13.44	736
EQ/INVESCO MODERATE ALLOCATION	1.70%	CLASS IB	$13.36	211

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$15.13	18,129
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.77	245

EQ/JANUS ENTERPRISE	0.00%	CLASS IB	$26.81	3
EQ/JANUS ENTERPRISE	0.30%	CLASS IB	$26.49	23
EQ/JANUS ENTERPRISE	1.00%	CLASS IB	$22.00	610
EQ/JANUS ENTERPRISE	1.10%	CLASS IB	$21.89	421
EQ/JANUS ENTERPRISE	1.25%	CLASS IB	$23.58	161
EQ/JANUS ENTERPRISE	1.30%	CLASS IB	$39.38	388
EQ/JANUS ENTERPRISE	1.55%	CLASS IB	$37.80	39
EQ/JANUS ENTERPRISE	1.65%	CLASS IB	$37.19	109
EQ/JANUS ENTERPRISE	1.70%	CLASS IB	$36.88	37

EQ/JPMORGAN GROWTH ALLOCATION	0.00%	CLASS IB	$13.64	5
EQ/JPMORGAN GROWTH ALLOCATION	1.00%	CLASS IB	$13.34	272
EQ/JPMORGAN GROWTH ALLOCATION	1.25%	CLASS IB	$13.27	17
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	CLASS IB	$15.07	40,130
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	CLASS IB	$14.64	347

EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$45.78	17
EQ/JPMORGAN GROWTH STOCK	0.30%	CLASS IB	$45.22	4
EQ/JPMORGAN GROWTH STOCK	1.00%	CLASS IB	$34.14	1,039
EQ/JPMORGAN GROWTH STOCK	1.10%	CLASS IB	$33.97	775
EQ/JPMORGAN GROWTH STOCK	1.25%	CLASS IB	$40.25	308
EQ/JPMORGAN GROWTH STOCK	1.30%	CLASS IB	$70.64	850
EQ/JPMORGAN GROWTH STOCK	1.55%	CLASS IB	$67.81	30

The accompanying notes are an integral part of these financial statements.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JPMORGAN GROWTH STOCK	1.65%	CLASS IB	$66.71	151
EQ/JPMORGAN GROWTH STOCK	1.70%	CLASS IB	$66.17	84

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.00%	CLASS IB	$10.22	13
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.30%	CLASS IB	$14.52	14,501
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.65%	CLASS IB	$14.02	593
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.70%	CLASS IB	$13.95	14

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$22.69	25
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	CLASS IB	$22.41	11
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	CLASS IB	$21.25	1,457
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	CLASS IB	$21.14	307
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	CLASS IB	$20.91	298
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$14.48	69
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$20.84	543
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$49.08	73
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	CLASS IB	$47.11	20
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$14.32	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$20.31	34
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$46.35	52
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	CLASS IB	$14.29	23
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	CLASS IB	$45.97	2

EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$59.18	15
EQ/LARGE CAP GROWTH INDEX	0.30%	CLASS IB	$58.47	3
EQ/LARGE CAP GROWTH INDEX	1.00%	CLASS IB	$43.71	796
EQ/LARGE CAP GROWTH INDEX	1.10%	CLASS IB	$43.49	410
EQ/LARGE CAP GROWTH INDEX	1.25%	CLASS IB	$52.04	243
EQ/LARGE CAP GROWTH INDEX	1.30%	CLASS IB	$88.39	395
EQ/LARGE CAP GROWTH INDEX	1.55%	CLASS IB	$84.84	14
EQ/LARGE CAP GROWTH INDEX	1.65%	CLASS IB	$83.47	78
EQ/LARGE CAP GROWTH INDEX	1.70%	CLASS IB	$82.79	45

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	CLASS IB	$66.43	22
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	CLASS IB	$63.77	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	CLASS IB	$62.73	6
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	CLASS IB	$62.22	5

EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$27.82	25
EQ/LARGE CAP VALUE INDEX	0.30%	CLASS IB	$27.48	45
EQ/LARGE CAP VALUE INDEX	1.00%	CLASS IB	$21.49	958
EQ/LARGE CAP VALUE INDEX	1.10%	CLASS IB	$21.38	768
EQ/LARGE CAP VALUE INDEX	1.25%	CLASS IB	$24.46	490
EQ/LARGE CAP VALUE INDEX	1.30%	CLASS IB	$40.00	308
EQ/LARGE CAP VALUE INDEX	1.55%	CLASS IB	$38.39	9
EQ/LARGE CAP VALUE INDEX	1.65%	CLASS IB	$37.77	121
EQ/LARGE CAP VALUE INDEX	1.70%	CLASS IB	$37.46	49

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$36.74	127
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$35.27	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$34.70	30
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$34.42	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$17.60	6
EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	CLASS IB	$17.39	12
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	CLASS IB	$16.67	337

The accompanying notes are an integral part of these financial statements.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	CLASS IB	$16.58	403
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	CLASS IB	$15.47	148
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	CLASS IB	$18.88	611
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	CLASS IB	$18.12	47
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	CLASS IB	$17.83	154
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	CLASS IB	$17.68	90

EQ/LONG-TERM BOND	0.00%	CLASS IB	$11.87	1
EQ/LONG-TERM BOND	1.00%	CLASS IB	$11.61	61
EQ/LONG-TERM BOND	1.25%	CLASS IB	$11.55	13

EQ/LOOMIS SAYLES GROWTH	0.00%	CLASS IB	$53.76	4
EQ/LOOMIS SAYLES GROWTH	0.30%	CLASS IB	$53.11	—
EQ/LOOMIS SAYLES GROWTH	1.00%	CLASS IB	$40.30	327
EQ/LOOMIS SAYLES GROWTH	1.10%	CLASS IB	$40.10	297
EQ/LOOMIS SAYLES GROWTH	1.25%	CLASS IB	$47.27	157
EQ/LOOMIS SAYLES GROWTH	1.30%	CLASS IB	$70.10	492
EQ/LOOMIS SAYLES GROWTH	1.55%	CLASS IB	$67.29	5
EQ/LOOMIS SAYLES GROWTH	1.65%	CLASS IB	$66.19	94
EQ/LOOMIS SAYLES GROWTH	1.70%	CLASS IB	$65.66	43

EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$23.32	27
EQ/MFS INTERNATIONAL GROWTH	0.30%	CLASS IB	$23.04	7
EQ/MFS INTERNATIONAL GROWTH	1.00%	CLASS IB	$20.55	644
EQ/MFS INTERNATIONAL GROWTH	1.10%	CLASS IB	$20.45	364
EQ/MFS INTERNATIONAL GROWTH	1.25%	CLASS IB	$20.50	186
EQ/MFS INTERNATIONAL GROWTH	1.30%	CLASS IB	$27.60	597
EQ/MFS INTERNATIONAL GROWTH	1.55%	CLASS IB	$26.49	23
EQ/MFS INTERNATIONAL GROWTH	1.65%	CLASS IB	$26.06	92
EQ/MFS INTERNATIONAL GROWTH	1.70%	CLASS IB	$25.85	56

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$26.94	2
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	CLASS IB	$26.62	3
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	CLASS IB	$21.74	588
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	CLASS IB	$21.63	639
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	CLASS IB	$23.69	226
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	CLASS IB	$35.00	916
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	CLASS IB	$33.60	24
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	CLASS IB	$33.05	186
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	CLASS IB	$32.78	148

EQ/MFS MID CAP FOCUSED GROWTH	1.30%	CLASS IB	$50.59	376
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	CLASS IB	$48.56	13
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	CLASS IB	$47.77	72
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	CLASS IB	$47.38	46

EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$31.06	9
EQ/MFS TECHNOLOGY	0.30%	CLASS IB	$30.69	53
EQ/MFS TECHNOLOGY	1.00%	CLASS IB	$29.10	908
EQ/MFS TECHNOLOGY	1.10%	CLASS IB	$28.96	508
EQ/MFS TECHNOLOGY	1.25%	CLASS IB	$28.64	261
EQ/MFS TECHNOLOGY	1.30%	CLASS IB	$102.25	545
EQ/MFS TECHNOLOGY	1.55%	CLASS IB	$98.15	42
EQ/MFS TECHNOLOGY	1.65%	CLASS IB	$96.55	111
EQ/MFS TECHNOLOGY	1.70%	CLASS IB	$95.77	79

The accompanying notes are an integral part of these financial statements.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MFS UTILITIES SERIES	0.00%	CLASS IB	$22.39	1
EQ/MFS UTILITIES SERIES	0.30%	CLASS IB	$22.12	1
EQ/MFS UTILITIES SERIES	1.00%	CLASS IB	$17.67	343
EQ/MFS UTILITIES SERIES	1.10%	CLASS IB	$17.58	186
EQ/MFS UTILITIES SERIES	1.25%	CLASS IB	$19.69	83
EQ/MFS UTILITIES SERIES	1.30%	CLASS IB	$32.41	375
EQ/MFS UTILITIES SERIES	1.55%	CLASS IB	$31.11	9
EQ/MFS UTILITIES SERIES	1.65%	CLASS IB	$30.61	66
EQ/MFS UTILITIES SERIES	1.70%	CLASS IB	$30.36	86

EQ/MID CAP INDEX	0.00%	CLASS IB	$27.71	15
EQ/MID CAP INDEX	0.30%	CLASS IB	$27.38	4
EQ/MID CAP INDEX	1.00%	CLASS IB	$21.47	903
EQ/MID CAP INDEX	1.10%	CLASS IB	$21.36	566
EQ/MID CAP INDEX	1.25%	CLASS IB	$24.36	267
EQ/MID CAP INDEX	1.30%	CLASS IB	$44.78	568
EQ/MID CAP INDEX	1.55%	CLASS IB	$42.98	14
EQ/MID CAP INDEX	1.65%	CLASS IB	$42.29	146
EQ/MID CAP INDEX	1.70%	CLASS IB	$41.94	91

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$35.23	63
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$33.82	2
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$33.27	16
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$33.00	1

EQ/MODERATE ALLOCATION	1.30%	CLASS IA	$19.45	1,330
EQ/MODERATE ALLOCATION	1.55%	CLASS IA	$18.67	47
EQ/MODERATE ALLOCATION	1.65%	CLASS IA	$18.37	143
EQ/MODERATE ALLOCATION	1.70%	CLASS IA	$18.22	65
EQ/MODERATE ALLOCATION	0.00%	CLASS IB	$17.73	1
EQ/MODERATE ALLOCATION	1.00%	CLASS IB	$15.10	1,763
EQ/MODERATE ALLOCATION	1.10%	CLASS IB	$15.03	867
EQ/MODERATE ALLOCATION	1.25%	CLASS IB	$15.59	1,408

EQ/MODERATE GROWTH STRATEGY	1.30%	CLASS IB	$23.35	77,145
EQ/MODERATE GROWTH STRATEGY	1.55%	CLASS IB	$22.41	3,898
EQ/MODERATE GROWTH STRATEGY	1.65%	CLASS IB	$22.05	10,984
EQ/MODERATE GROWTH STRATEGY	1.70%	CLASS IB	$21.87	3,964

EQ/MODERATE-PLUS ALLOCATION	0.00%	CLASS IB	$21.41	3
EQ/MODERATE-PLUS ALLOCATION	1.00%	CLASS IB	$17.82	750
EQ/MODERATE-PLUS ALLOCATION	1.10%	CLASS IB	$17.73	812
EQ/MODERATE-PLUS ALLOCATION	1.25%	CLASS IB	$18.82	393
EQ/MODERATE-PLUS ALLOCATION	1.30%	CLASS IB	$25.16	232
EQ/MODERATE-PLUS ALLOCATION	1.55%	CLASS IB	$24.15	20
EQ/MODERATE-PLUS ALLOCATION	1.65%	CLASS IB	$23.76	68

EQ/MONEY MARKET	1.30%	CLASS IA	$9.62	5,255
EQ/MONEY MARKET	1.55%	CLASS IA	$9.23	63
EQ/MONEY MARKET	1.65%	CLASS IA	$9.08	552
EQ/MONEY MARKET	1.65%	CLASS IA	$9.90	86
EQ/MONEY MARKET	1.70%	CLASS IA	$9.01	194
EQ/MONEY MARKET+	0.00%	CLASS IB	$10.84	799
EQ/MONEY MARKET+	0.00%	CLASS IB	$11.15	2,805
EQ/MONEY MARKET+	0.00%	CLASS IB	$11.48	36,331

The accompanying notes are an integral part of these financial statements.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	0.00%	CLASS IB	$11.59	1,624
EQ/MONEY MARKET+	0.00%	CLASS IB	$11.62	686
EQ/MONEY MARKET	0.20%	CLASS IB	$11.37	1,377
EQ/MONEY MARKET	0.30%	CLASS IB	$11.45	100
EQ/MONEY MARKET+	0.65%	CLASS IB	$1.14	2,639
EQ/MONEY MARKET+	0.65%	CLASS IB	$116.57	30
EQ/MONEY MARKET	1.00%	CLASS IB	$10.60	5,095
EQ/MONEY MARKET	1.10%	CLASS IB	$10.55	1,328
EQ/MONEY MARKET+	1.15%	CLASS IB	$32.62	3,395
EQ/MONEY MARKET+	1.25%	CLASS IB	$1.11	34,530
EQ/MONEY MARKET	1.25%	CLASS IB	$10.19	2,961
EQ/MONEY MARKET+	1.25%	CLASS IB	$110.60	405
EQ/MONEY MARKET+	1.35%	CLASS IB	$32.30	320
EQ/MONEY MARKET+	1.65%	CLASS IB	$1.09	3,702
EQ/MONEY MARKET+	1.65%	CLASS IB	$108.70	48

EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	CLASS IB	$16.78	21
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	CLASS IB	$16.64	5

EQ/PIMCO GLOBAL REAL RETURN	0.00%	CLASS IB	$12.73	3
EQ/PIMCO GLOBAL REAL RETURN	0.30%	CLASS IB	$12.58	6
EQ/PIMCO GLOBAL REAL RETURN	1.00%	CLASS IB	$10.95	300
EQ/PIMCO GLOBAL REAL RETURN	1.10%	CLASS IB	$10.89	309
EQ/PIMCO GLOBAL REAL RETURN	1.25%	CLASS IB	$11.19	137
EQ/PIMCO GLOBAL REAL RETURN	1.30%	CLASS IB	$10.75	251
EQ/PIMCO GLOBAL REAL RETURN	1.65%	CLASS IB	$10.27	32
EQ/PIMCO GLOBAL REAL RETURN	1.70%	CLASS IB	$10.20	51

EQ/PIMCO REAL RETURN	1.30%	CLASS IB	$13.15	684
EQ/PIMCO REAL RETURN	1.55%	CLASS IB	$12.62	27
EQ/PIMCO REAL RETURN	1.65%	CLASS IB	$12.42	134
EQ/PIMCO REAL RETURN	1.70%	CLASS IB	$12.31	109

EQ/PIMCO TOTAL RETURN ESG	0.00%	CLASS IB	$12.66	33
EQ/PIMCO TOTAL RETURN ESG	0.30%	CLASS IB	$12.51	52
EQ/PIMCO TOTAL RETURN ESG	1.00%	CLASS IB	$11.06	669
EQ/PIMCO TOTAL RETURN ESG	1.10%	CLASS IB	$11.00	891
EQ/PIMCO TOTAL RETURN ESG	1.25%	CLASS IB	$11.13	881
EQ/PIMCO TOTAL RETURN ESG	1.30%	CLASS IB	$12.72	1,458
EQ/PIMCO TOTAL RETURN ESG	1.55%	CLASS IB	$12.21	29
EQ/PIMCO TOTAL RETURN ESG	1.65%	CLASS IB	$12.01	315
EQ/PIMCO TOTAL RETURN ESG	1.70%	CLASS IB	$11.92	228

EQ/PIMCO ULTRA SHORT BOND	0.00%	CLASS IB	$12.22	21
EQ/PIMCO ULTRA SHORT BOND	1.00%	CLASS IB	$11.19	534
EQ/PIMCO ULTRA SHORT BOND	1.10%	CLASS IB	$11.14	423
EQ/PIMCO ULTRA SHORT BOND	1.25%	CLASS IB	$10.74	582
EQ/PIMCO ULTRA SHORT BOND	1.30%	CLASS IB	$10.42	530
EQ/PIMCO ULTRA SHORT BOND	1.55%	CLASS IB	$10.00	13
EQ/PIMCO ULTRA SHORT BOND	1.65%	CLASS IB	$9.84	78
EQ/PIMCO ULTRA SHORT BOND	1.70%	CLASS IB	$9.76	154

EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$24.98	19
EQ/SMALL COMPANY INDEX	0.30%	CLASS IB	$24.68	2
EQ/SMALL COMPANY INDEX	1.00%	CLASS IB	$20.23	590
EQ/SMALL COMPANY INDEX	1.10%	CLASS IB	$20.13	455

The accompanying notes are an integral part of these financial statements.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.25%	CLASS IB	$21.96	180
EQ/SMALL COMPANY INDEX	1.30%	CLASS IB	$41.48	305
EQ/SMALL COMPANY INDEX	1.55%	CLASS IB	$39.82	11
EQ/SMALL COMPANY INDEX	1.65%	CLASS IB	$39.17	72
EQ/SMALL COMPANY INDEX	1.70%	CLASS IB	$38.85	65

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	CLASS IB	$33.75	1
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	CLASS IB	$33.34	16
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	CLASS IB	$19.78	465
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	CLASS IB	$19.68	474
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	CLASS IB	$29.67	182
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	CLASS IB	$70.38	421
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	CLASS IB	$67.56	10
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	CLASS IB	$66.46	68
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	CLASS IB	$65.92	50

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	CLASS IB	$10.87	39,863
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	CLASS IB	$10.49	905
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	CLASS IB	$10.34	6,992
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	CLASS IB	$10.26	15,770

EQ/VALUE EQUITY	0.30%	CLASS IB	$23.40	16
EQ/VALUE EQUITY	1.00%	CLASS IB	$18.06	172
EQ/VALUE EQUITY	1.10%	CLASS IB	$17.97	265
EQ/VALUE EQUITY	1.25%	CLASS IB	$20.83	88
EQ/VALUE EQUITY	1.30%	CLASS IB	$33.39	577
EQ/VALUE EQUITY	1.55%	CLASS IB	$32.05	25
EQ/VALUE EQUITY	1.65%	CLASS IB	$31.53	172
EQ/VALUE EQUITY	1.70%	CLASS IB	$31.27	96

EQ/WELLINGTON ENERGY	0.00%	CLASS IB	$7.36	—
EQ/WELLINGTON ENERGY	0.30%	CLASS IB	$7.27	3
EQ/WELLINGTON ENERGY	1.00%	CLASS IB	$7.02	827
EQ/WELLINGTON ENERGY	1.10%	CLASS IB	$6.98	151
EQ/WELLINGTON ENERGY	1.25%	CLASS IB	$6.47	189
EQ/WELLINGTON ENERGY	1.30%	CLASS IB	$9.34	625
EQ/WELLINGTON ENERGY	1.55%	CLASS IB	$8.96	11
EQ/WELLINGTON ENERGY	1.65%	CLASS IB	$8.82	90
EQ/WELLINGTON ENERGY	1.70%	CLASS IB	$8.75	48

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	CLASS IB	$15.18	166
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	CLASS IB	$15.11	65
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	CLASS IB	$14.94	163
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	CLASS IB	$17.44	235
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.55%	CLASS IB	$16.48	1
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	CLASS IB	$16.66	32
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.70%	CLASS IB	$16.55	56

EQUITABLE GROWTH MF/ETF	1.00%	CLASS IB	$12.64	531
EQUITABLE GROWTH MF/ETF	1.25%	CLASS IB	$12.51	37
EQUITABLE GROWTH MF/ETF	1.30%	CLASS IB	$14.79	112
EQUITABLE GROWTH MF/ETF	1.65%	CLASS IB	$14.62	—

EQUITABLE MODERATE GROWTH MF/ETF	0.30%	CLASS IB	$14.45	4
EQUITABLE MODERATE GROWTH MF/ETF	1.00%	CLASS IB	$11.92	489
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	CLASS IB	$14.08	103

The accompanying notes are an integral part of these financial statements.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	CLASS IB	$11.81	131
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	CLASS IB	$13.99	115

FIDELITY® VIP ASSET MANAGER 70%	1.30%	SERVICE CLASS 2	$30.50	5
FIDELITY® VIP ASSET MANAGER 70%	1.55%	SERVICE CLASS 2	$29.28	3
FIDELITY® VIP ASSET MANAGER 70%	1.65%	SERVICE CLASS 2	$28.80	—

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$19.62	1
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$18.61	1

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$21.39	5
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$20.29	1

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$23.54	8
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$22.67	1

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$25.71	34
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$24.76	1
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$24.20	—

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$28.61	13
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$22.34	672
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$22.23	342
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$25.15	213
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$40.96	623
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$39.32	19
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$38.68	94
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$38.37	45

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$15.15	32
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$14.97	9
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$13.10	2,052
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$13.03	1,107
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$13.32	862
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$16.09	1,053
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$15.44	18
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$15.19	165
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$15.07	194

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$16.27	43
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$16.19	66
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$17.19	36
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$23.98	135
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$23.03	—
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$22.66	29
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$22.47	115

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$19.55	2
FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$19.31	—
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$16.32	472
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$16.24	323
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$17.19	579
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$23.10	699
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$22.18	17
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$21.82	144
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$21.65	153

The accompanying notes are an integral part of these financial statements.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$12.60	7
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$9.42	74
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$11.21	24
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$8.53	6
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$8.21	7
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$8.09	3
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$8.03	1

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	CLASS IC	$53.05	12
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	CLASS IC	$41.12	167
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	CLASS IC	$47.49	69
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	CLASS IC	$47.21	269
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	CLASS IC	$45.31	56
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	CLASS IC	$45.04	21

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	0.00%	SERIES II	$15.67	5
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$13.23	136
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$13.17	142
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$13.78	161

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$36.45	334
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$34.99	7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$30.67	31
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$34.42	13
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$30.45	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$34.14	1

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$19.23	600
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$18.50	54
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$18.40	4

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES II	$23.51	8
INVESCO V.I. HEALTH CARE FUND	0.30%	SERIES II	$23.22	1
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$15.58	220
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$15.50	74
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$20.67	64

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$27.96	25
JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$27.63	33
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$22.40	2,381
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$22.28	1,647
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$24.59	2,401

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$12.49	13
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$12.34	65
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$10.80	563
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$10.74	811
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.98	675

The accompanying notes are an integral part of these financial statements.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.00%	VC SHARES	$16.08	22
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$13.42	1,005
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$13.35	819
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$14.14	637
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$16.61	729
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$15.99	9
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$15.75	117
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$15.64	117

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$59.26	147
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$56.89	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$55.96	10
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$55.51	8

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	CLASS IB	$70.16	66
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	CLASS IB	$294.87	—
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	CLASS IB	$65.43	10
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	CLASS IB	$277.48	1

MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$74.18	1
MULTIMANAGER TECHNOLOGY	1.00%	CLASS IB	$53.10	535
MULTIMANAGER TECHNOLOGY	1.10%	CLASS IB	$52.84	244
MULTIMANAGER TECHNOLOGY	1.25%	CLASS IB	$65.22	178
MULTIMANAGER TECHNOLOGY	1.30%	CLASS IB	$53.15	435
MULTIMANAGER TECHNOLOGY	1.65%	CLASS IB	$51.13	78
MULTIMANAGER TECHNOLOGY	1.70%	CLASS IB	$50.85	11

NOMURA VIP ASSET STRATEGY SERIES	1.10%	SERVICE CLASS	$16.71	36
NOMURA VIP ASSET STRATEGY SERIES	1.25%	SERVICE CLASS	$16.70	29
NOMURA VIP ASSET STRATEGY SERIES	1.30%	SERVICE CLASS	$20.67	168
NOMURA VIP ASSET STRATEGY SERIES	1.55%	SERVICE CLASS	$19.90	—
NOMURA VIP ASSET STRATEGY SERIES	1.65%	SERVICE CLASS	$19.60	65
NOMURA VIP ASSET STRATEGY SERIES	1.70%	SERVICE CLASS	$19.46	35

NOMURA VIP HIGH INCOME SERIES	1.30%	SERVICE CLASS	$21.67	977
NOMURA VIP HIGH INCOME SERIES	1.55%	SERVICE CLASS	$20.80	45
NOMURA VIP HIGH INCOME SERIES	1.65%	SERVICE CLASS	$20.46	202
NOMURA VIP HIGH INCOME SERIES	1.70%	SERVICE CLASS	$20.29	176

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$10.71	4
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$10.58	5
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$12.37	153
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$12.31	104

The accompanying notes are an integral part of these financial statements.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$9.42	104
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$9.94	248
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$9.54	6
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$9.38	66
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$9.31	35

PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$13.51	43
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$13.44	51
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$13.53	17
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$17.09	70
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$16.40	13
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$16.14	28
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$16.00	15

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	0.00%	ADVISOR CLASS	$11.62	2
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$10.90	180
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$10.84	59
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$10.22	67

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$17.76	61
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$17.67	23
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$18.87	20

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$13.52	42
PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$13.36	1
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$12.67	1,756
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$12.60	311
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$12.47	861
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$12.42	99

PROFUND VP BEAR	1.30%	COMMON SHARES	$0.69	5
PROFUND VP BEAR	1.55%	COMMON SHARES	$0.66	12
PROFUND VP BEAR	1.65%	COMMON SHARES	$0.65	14

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$59.47	176
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$57.09	5
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$56.16	32
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$55.70	23

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$35.44	109
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$35.26	26
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$34.70	43

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$26.54	10
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$26.22	14

The accompanying notes are an integral part of these financial statements.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$21.76	358
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$21.65	250
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$23.33	171

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$18.35	199
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$17.61	11
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$17.33	49
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$17.19	27

TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$8.27	246
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$8.22	446
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.27	371
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.38	839
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$9.96	31
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$9.80	227
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$9.72	203

VANECK VIP EMERGING MARKETS BOND FUND	0.30%	INITIAL CLASS	$13.94	—
VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$12.85	26
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$12.40	45

VANECK VIP GLOBAL RESOURCES FUND	0.30%	CLASS S	$10.96	6
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$11.60	23
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$9.75	59
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$11.84	213
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$11.37	17
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$11.18	54
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$11.09	33

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2025, the contract charges were 0.00%.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$39,148	$677,990	$249,895	$185,926	$841,709	$2,179,234
Expenses:
Asset-based charges	18,224	111,614	100,103	51,091	996,479	229,058

Net Investment Income (Loss)	20,924	566,376	149,792	134,835	(154,770)	1,950,176

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	44,687	29,500	51,431	79,312	1,269,802	103,618
Net realized gain distribution from the Portfolios	—	—	947,550	201,850	8,086,906	—

Net realized gain (loss)	44,687	29,500	998,981	281,162	9,356,708	103,618

Net change in unrealized appreciation (depreciation) of investments	243,177	111,418	(181,092)	377,623	5,170,797	(931,652)

Net Realized and Unrealized Gain (Loss) on Investments	287,864	140,918	817,889	658,785	14,527,505	(828,034)

Net Increase (Decrease) in Net Assets Resulting from Operations	$308,788	$707,294	$967,681	$793,620	$14,372,735	$1,122,142

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$14,358	$2,950,879	$25,091	$307,240	$198,430	$140,692
Expenses:
Asset-based charges	28,498	1,690,816	9,649	89,330	55,032	97,601

Net Investment Income (Loss)	(14,140)	1,260,063	15,442	217,910	143,398	43,091

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	73,972	571,337	12,851	98,254	46,849	81,055
Net realized gain distribution from the Portfolios	—	6,892,460	—	—	—	1,216,466

Net realized gain (loss)	73,972	7,463,797	12,851	98,254	46,849	1,297,521

Net change in unrealized appreciation (depreciation) of investments	675,783	7,417,046	98,992	2,017,692	118,087	(557,094)

Net Realized and Unrealized Gain (Loss) on Investments	749,755	14,880,843	111,843	2,115,946	164,936	740,427

Net Increase (Decrease) in Net Assets Resulting from Operations	$735,615	$16,140,906	$127,285	$2,333,856	$308,334	$783,518

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**(a)	AB VPS DISCOVERY VALUE PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO(a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$80,927	$24,794	$16,903	$32,100	$135,783	$1,505,901
Expenses:
Asset-based charges	68,827	48,228	7,423	35,661	14,323	605,614

Net Investment Income (Loss)	12,100	(23,434)	9,480	(3,561)	121,460	900,287

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	181,750	119,771	4,064	(4,758)	(3,482)	535,008
Net realized gain distribution from the Portfolios	813,283	512,624	46,849	605,697	32,210	5,864,141

Net realized gain (loss)	995,033	632,395	50,913	600,939	28,728	6,399,149

Net change in unrealized appreciation (depreciation) of investments	(345,938)	333,447	34,205	(190,791)	(137,774)	2,166,709

Net Realized and Unrealized Gain (Loss) on Investments	649,095	965,842	85,118	410,148	(109,046)	8,565,858

Net Increase (Decrease) in Net Assets Resulting from Operations	$661,195	$942,408	$94,598	$406,587	$12,414	$9,466,145

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(a)	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$230,654	$14,943	$41,998	$213,265	$599,009	$1,473,581
Expenses:
Asset-based charges	137,523	61,274	14,418	182,373	139,999	280,870

Net Investment Income (Loss)	93,131	(46,331)	27,580	30,892	459,010	1,192,711

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	62,206	80,802	(1,499)	398,695	16,904	358,710
Net realized gain distribution from the Portfolios	2,326,133	170,898	105,269	929,934	—	3,603,568

Net realized gain (loss)	2,388,339	251,700	103,770	1,328,629	16,904	3,962,278

Net change in unrealized appreciation (depreciation) of investments	418,357	670,764	27,764	2,618,586	104,523	(1,002,411)

Net Realized and Unrealized Gain (Loss) on Investments	2,806,696	922,464	131,534	3,947,215	121,427	2,959,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,899,827	$876,133	$159,114	$3,978,107	$580,437	$4,152,578

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*(a)	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*(a)	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$870,185	$151,933	$422,073	$168,452	$9,480,420
Expenses:
Asset-based charges	368,653	146,534	143,047	469,319	159,935	6,944,630

Net Investment Income (Loss)	(368,653)	723,651	8,886	(47,246)	8,517	2,535,790

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	889,371	(98,654)	109,205	599,491	445,313	3,830,870
Net realized gain distribution from the Portfolios	6,869,689	—	1,321,141	7,636,440	613,381	14,293,243

Net realized gain (loss)	7,759,060	(98,654)	1,430,346	8,235,931	1,058,694	18,124,113

Net change in unrealized appreciation (depreciation) of investments	(3,197,477)	(241,203)	150,653	(173,913)	2,326,066	60,667,308

Net Realized and Unrealized Gain (Loss) on Investments	4,561,583	(339,857)	1,580,999	8,062,018	3,384,760	78,791,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,192,930	$383,794	$1,589,885	$8,014,772	$3,393,277	$81,327,211

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,770,742	$10,195,651	$452,067	$74,019	$217,903	$50,007,660
Expenses:
Asset-based charges	5,663,618	7,087,638	86,585	397,245	115,653	29,533,433

Net Investment Income (Loss)	1,107,124	3,108,013	365,482	(323,226)	102,250	20,474,227

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,711,010	5,386,328	34,937	319,319	68,099	5,689,537
Net realized gain distribution from the Portfolios	16,627,561	63,492,783	—	4,908,509	1,414,296	270,656,302

Net realized gain (loss)	20,338,571	68,879,111	34,937	5,227,828	1,482,395	276,345,839

Net change in unrealized appreciation (depreciation) of investments	42,782,458	1,579,120	(161,062)	1,874,960	176,237	52,776,542

Net Realized and Unrealized Gain (Loss) on Investments	63,121,029	70,458,231	(126,125)	7,102,788	1,658,632	329,122,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,228,153	$73,566,244	$239,357	$6,779,562	$1,760,882	$349,596,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*(a)	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,353,769	$750,450	$2,249,056	$26,362,781	$15,548	$—
Expenses:
Asset-based charges	470,914	411,470	1,316,273	10,840,479	32,155	325,361

Net Investment Income (Loss)	882,855	338,980	932,783	15,522,302	(16,607)	(325,361)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	463,454	189,878	199,302	1,572,519	25,503	400,364
Net realized gain distribution from the Portfolios	3,314,676	3,550,472	197,249	73,246,609	291,820	4,130,398

Net realized gain (loss)	3,778,130	3,740,350	396,551	74,819,128	317,323	4,530,762

Net change in unrealized appreciation (depreciation) of investments	2,240,609	(587,700)	10,720,984	9,777,597	163,904	(1,695,982)

Net Realized and Unrealized Gain (Loss) on Investments	6,018,739	3,152,650	11,117,535	84,596,725	481,227	2,834,780

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,901,594	$3,491,630	$12,050,318	$100,119,027	$464,620	$2,509,419

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,311	$414,453	$572,226	$12,849,505	$7,636,932	$3,875,223
Expenses:
Asset-based charges	54,790	560,909	135,401	4,796,150	2,481,353	1,060,523

Net Investment Income (Loss)	(46,479)	(146,456)	436,825	8,053,355	5,155,579	2,814,700

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	271,037	863,801	103,631	1,523,968	3,042,972	277,838
Net realized gain distribution from the Portfolios	37,284	4,912,284	433,421	27,751,364	7,400,568	—

Net realized gain (loss)	308,321	5,776,085	537,052	29,275,332	10,443,540	277,838

Net change in unrealized appreciation (depreciation) of investments	317,452	3,663,910	17,387	2,154,285	(713,329)	778,137

Net Realized and Unrealized Gain (Loss) on Investments	625,773	9,439,995	554,439	31,429,617	9,730,211	1,055,975

Net Increase (Decrease) in Net Assets Resulting from Operations	$579,294	$9,293,539	$991,264	$39,482,972	$14,885,790	$3,870,675

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,332,778	$96,514	$2,936,418	$384,343	$531,684	$4,886
Expenses:
Asset-based charges	214,609	41,217	3,051,823	855,098	578,037	4,539

Net Investment Income (Loss)	1,118,169	55,297	(115,405)	(470,755)	(46,353)	347

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	41,437	102,403	6,648,311	1,593,605	796,972	5,156
Net realized gain distribution from the Portfolios	—	—	10,716,913	7,085,919	2,767,987	42,346

Net realized gain (loss)	41,437	102,403	17,365,224	8,679,524	3,564,959	47,502

Net change in unrealized appreciation (depreciation) of investments	15,652	873,110	36,079,761	7,762,235	2,777,708	32,382

Net Realized and Unrealized Gain (Loss) on Investments	57,089	975,513	53,444,985	16,441,759	6,342,667	79,884

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,175,258	$1,030,810	$53,329,580	$15,971,004	$6,296,314	$80,231

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*(a)	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,262	$10,806,600	$122,629	$10,215,394	$38,377,043	$139,002
Expenses:
Asset-based charges	15,966	5,289,580	106,546	4,827,587	19,426,321	23,994

Net Investment Income (Loss)	(704)	5,517,020	16,083	5,387,807	18,950,722	115,008

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,133	733,010	34,395	3,187,844	671,487	(15,354)
Net realized gain distribution from the Portfolios	191,958	20,430,847	953,901	8,189,095	178,261,750	51,505

Net realized gain (loss)	203,091	21,163,857	988,296	11,376,939	178,933,237	36,151

Net change in unrealized appreciation (depreciation) of investments	49,330	22,443,579	27,431	26,817,967	26,485,743	15,392

Net Realized and Unrealized Gain (Loss) on Investments	252,421	43,607,436	1,015,727	38,194,906	205,418,980	51,543

Net Increase (Decrease) in Net Assets Resulting from Operations	$251,717	$49,124,456	$1,031,810	$43,582,713	$224,369,702	$166,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*(a)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*(a)	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,396,591	$28,502	$2,030,892	$631,950	$15,287	$270,510
Expenses:
Asset-based charges	364,555	19,599	371,556	258,893	6,228	189,379

Net Investment Income (Loss)	1,032,036	8,903	1,659,336	373,057	9,059	81,131

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	49,559	18,544	628,030	152,437	5,360	221,838
Net realized gain distribution from the Portfolios	—	158,378	—	1,091,981	38,231	1,739,213

Net realized gain (loss)	49,559	176,922	628,030	1,244,418	43,591	1,961,051

Net change in unrealized appreciation (depreciation) of investments	31,909	90,743	4,245,474	1,489,145	26,210	603,007

Net Realized and Unrealized Gain (Loss) on Investments	81,468	267,665	4,873,504	2,733,563	69,801	2,564,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,113,504	$276,568	$6,532,840	$3,106,620	$78,860	$2,645,189

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$403,287	$4,209,479	$5,869,770	$—	$10,457,946
Expenses:
Asset-based charges	272,551	132,946	2,158,252	2,736,010	337,280	6,115,485

Net Investment Income (Loss)	(272,551)	270,341	2,051,227	3,133,760	(337,280)	4,342,461

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	704,194	81,585	2,154,112	1,136,816	269,399	423,036
Net realized gain distribution from the Portfolios	4,305,222	618,512	6,515,642	6,615,046	4,207,082	6,746,551

Net realized gain (loss)	5,009,416	700,097	8,669,754	7,751,862	4,476,481	7,169,587

Net change in unrealized appreciation (depreciation) of investments	(852,590)	(86,114)	5,885,207	15,080,741	(1,517,363)	40,687,438

Net Realized and Unrealized Gain (Loss) on Investments	4,156,826	613,983	14,554,961	22,832,603	2,959,118	47,857,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,884,275	$884,324	$16,606,188	$25,966,363	$2,621,838	$52,199,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*(a)	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$4,778,096	$653,854	$—	$2,427	$817,576
Expenses:
Asset-based charges	1,188,911	1,995,163	495,555	841,933	21,875	386,062

Net Investment Income (Loss)	(1,188,911)	2,782,933	158,299	(841,933)	(19,448)	431,514

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,711,128	1,591,594	336,738	2,541,578	46,496	456,251
Net realized gain distribution from the Portfolios	22,896,884	25,645,354	5,221,094	9,087,075	360,589	3,812,559

Net realized gain (loss)	25,608,012	27,236,948	5,557,832	11,628,653	407,085	4,268,810

Net change in unrealized appreciation (depreciation) of investments	(5,285,757)	(11,959,306)	2,593,228	5,572,571	(40,735)	583,734

Net Realized and Unrealized Gain (Loss) on Investments	20,322,255	15,277,642	8,151,060	17,201,224	366,350	4,852,544

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,133,344	$18,060,575	$8,309,359	$16,359,291	$346,902	$5,284,058

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG-TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$81,519	$1,103,600	$33,377	$—	$421,769	$913,643
Expenses:
Asset-based charges	56,309	209,217	5,922	629,439	346,245	578,126

Net Investment Income (Loss)	25,210	894,383	27,455	(629,439)	75,524	335,517

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	51,322	588,430	(3,550)	1,493,549	476,173	1,030,569
Net realized gain distribution from the Portfolios	500,092	1,153,771	—	5,804,084	3,823,289	3,750,233

Net realized gain (loss)	551,414	1,742,201	(3,550)	7,297,633	4,299,462	4,780,802

Net change in unrealized appreciation (depreciation) of investments	64,191	3,332,683	926	868,743	(553,312)	4,957,703

Net Realized and Unrealized Gain (Loss) on Investments	615,605	5,074,884	(2,624)	8,166,376	3,746,150	9,738,505

Net Increase (Decrease) in Net Assets Resulting from Operations	$640,815	$5,969,267	$24,831	$7,536,937	$3,821,674	$10,074,022

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$675,575	$608,117	$32,809	$2,138,330
Expenses:
Asset-based charges	237,451	1,025,147	215,406	528,461	27,140	697,863

Net Investment Income (Loss)	(237,451)	(1,025,147)	460,169	79,656	5,669	1,440,467

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	290,732	3,583,817	283,541	291,997	(47,393)	385,338
Net realized gain distribution from the Portfolios	3,211,338	11,458,913	318,351	4,205,221	195,779	5,096,916

Net realized gain (loss)	3,502,070	15,042,730	601,892	4,497,218	148,386	5,482,254

Net change in unrealized appreciation (depreciation) of investments	(3,504,098)	4,938,136	780,750	751,378	76,067	248,540

Net Realized and Unrealized Gain (Loss) on Investments	(2,028)	19,980,866	1,382,642	5,248,596	224,453	5,730,794

Net Increase (Decrease) in Net Assets Resulting from Operations	$(239,479)	$18,955,719	$1,842,811	$5,328,252	$230,122	$7,171,261

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$44,608,212	$803,372	$28,261,357	$1,208	$163,879	$386,197
Expenses:
Asset-based charges	19,952,764	307,979	2,303,160	3,229	87,977	113,799

Net Investment Income (Loss)	24,655,448	495,393	25,958,197	(2,021)	75,902	272,398

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,822,059	318,566	(117,298)	26,985	13,958	15,294
Net realized gain distribution from the Portfolios	175,203,305	3,223,959	4,216	—	—	—

Net realized gain (loss)	180,025,364	3,542,525	(113,082)	26,985	13,958	15,294

Net change in unrealized appreciation (depreciation) of investments	10,820,986	22,433	(15,919)	36,798	265,431	150,314

Net Realized and Unrealized Gain (Loss) on Investments	190,846,350	3,564,958	(129,001)	63,783	279,389	165,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$215,501,798	$4,060,351	$25,829,196	$61,762	$355,291	$438,006

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*(a)	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,235,659	$1,022,872	$352,722	$—	$19,840,524	$556,219
Expenses:
Asset-based charges	411,257	207,335	334,433	465,357	6,039,347	319,277

Net Investment Income (Loss)	1,824,402	815,537	18,289	(465,357)	13,801,177	236,942

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	82,989	72,608	383,592	339,413	3,259,240	299,102
Net realized gain distribution from the Portfolios	—	—	1,433,636	1,040,683	11,645,291	943,922

Net realized gain (loss)	82,989	72,608	1,817,228	1,380,096	14,904,531	1,243,024

Net change in unrealized appreciation (depreciation) of investments	940,368	(298,321)	4,864,790	12,454,211	(450,024)	1,534,338

Net Realized and Unrealized Gain (Loss) on Investments	1,023,357	(225,713)	6,682,018	13,834,307	14,454,507	2,777,362

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,847,759	$589,824	$6,700,307	$13,368,950	$28,255,684	$3,014,304

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER 70%(a)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$383,194	$405,423	$115,576	$221,257	$4,058	$1,122
Expenses:
Asset-based charges	125,448	100,852	68,171	75,778	2,002	421

Net Investment Income (Loss)	257,746	304,571	47,405	145,479	2,056	701

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	220,439	144,757	183,736	151,156	324	17
Net realized gain distribution from the Portfolios	—	481,718	233,896	212,749	59	53

Net realized gain (loss)	220,439	626,475	417,632	363,905	383	70

Net change in unrealized appreciation (depreciation) of investments	846,374	(5,611)	469,138	307,925	25,833	1,835

Net Realized and Unrealized Gain (Loss) on Investments	1,066,813	620,864	886,770	671,830	26,216	1,905

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,324,559	$925,435	$934,175	$817,309	$28,272	$2,606

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(a)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(a)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(a)	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FRANKLIN ALLOCATION VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,886	$4,170	$16,753	$139,978	$2,228,539	$189,764
Expenses:
Asset-based charges	1,088	1,603	6,714	461,487	567,023	77,292

Net Investment Income (Loss)	1,798	2,567	10,039	(321,509)	1,661,516	112,472

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	848	173	370	197,944	349,201	30,431
Net realized gain distribution from the Portfolios	119	204	997	4,575,937	—	400,594

Net realized gain (loss)	967	377	1,367	4,773,881	349,201	431,025

Net change in unrealized appreciation (depreciation) of investments	6,649	12,301	58,042	2,540,217	2,191,857	199,811

Net Realized and Unrealized Gain (Loss) on Investments	7,616	12,678	59,409	7,314,098	2,541,058	630,836

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,414	$15,245	$69,448	$6,992,589	$4,202,574	$743,308

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND(a)	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,190,934	$21,629	$10,309	$402,841	$200,781	$230,670
Expenses:
Asset-based charges	367,221	7,483	205,337	43,655	126,632	114,087

Net Investment Income (Loss)	1,823,713	14,146	(195,028)	359,186	74,149	116,583

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	39,335	2,992	234,363	39,596	132,483	102,310
Net realized gain distribution from the Portfolios	460,526	—	2,625,131	—	1,128,741	661,815

Net realized gain (loss)	499,861	2,992	2,859,494	39,596	1,261,224	764,125

Net change in unrealized appreciation (depreciation) of investments	1,657,100	74,141	571,464	57,737	350,252	443,554

Net Realized and Unrealized Gain (Loss) on Investments	2,156,961	77,133	3,430,958	97,333	1,611,476	1,207,679

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,980,674	$91,279	$3,235,930	$456,519	$1,685,625	$1,324,262

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	INVESCO V.I. HEALTH CARE FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$2,478,539	$1,023,540	$2,892,815	$1,704	$12,254
Expenses:
Asset-based charges	37,386	1,043,589	150,535	364,537	87,081	53,092

Net Investment Income (Loss)	(37,386)	1,434,950	873,005	2,528,278	(85,377)	(40,838)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	67,579	1,383,016	12,169	191,527	33,866	227,390
Net realized gain distribution from the Portfolios	224,736	4,508,726	—	—	1,476,461	921,951

Net realized gain (loss)	292,315	5,891,742	12,169	191,527	1,510,327	1,149,341

Net change in unrealized appreciation (depreciation) of investments	359,909	8,377,464	76,234	236,145	(516,873)	(311,711)

Net Realized and Unrealized Gain (Loss) on Investments	652,224	14,269,206	88,403	427,672	993,454	837,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$614,838	$15,704,156	$961,408	$2,955,950	$908,077	$796,792

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	MULTIMANAGER TECHNOLOGY*	NOMURA VIP ASSET STRATEGY SERIES(a)	NOMURA VIP HIGH INCOME SERIES	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$79,334	$180,147	$191,280	$137,688	$93,862
Expenses:
Asset-based charges	562,292	54,124	266,768	58,065	27,541	21,341

Net Investment Income (Loss)	(562,292)	25,210	(86,621)	133,215	110,147	72,521

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,726,332	37,465	13,974	11,269	15,151	3,419
Net realized gain distribution from the Portfolios	8,687,620	268,663	11,765	—	—	—

Net realized gain (loss)	10,413,952	306,128	25,739	11,269	15,151	3,419

Net change in unrealized appreciation (depreciation) of investments	5,044,113	235,972	1,651,004	663,761	236,785	121,746

Net Realized and Unrealized Gain (Loss) on Investments	15,458,065	542,100	1,676,743	675,030	251,936	125,165

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,895,773	$567,310	$1,590,122	$808,245	$362,083	$197,686

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR(a)	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$51,992	$1,360,798	$766	$—	$9,720	$218,745
Expenses:
Asset-based charges	10,920	274,388	226	103,936	40,658	124,620

Net Investment Income (Loss)	41,072	1,086,410	540	(103,936)	(30,938)	94,125

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	9,056	94,260	(594)	(37,985)	97,445	124,419
Net realized gain distribution from the Portfolios	—	—	—	968,831	104,023	1,711,749

Net realized gain (loss)	9,056	94,260	(594)	930,846	201,468	1,836,168

Net change in unrealized appreciation (depreciation) of investments	179,735	1,323,350	(3,238)	4,196,814	726,876	(176,363)

Net Realized and Unrealized Gain (Loss) on Investments	188,791	1,417,610	(3,832)	5,127,660	928,344	1,659,805

Net Increase (Decrease) in Net Assets Resulting from Operations	$229,863	$2,504,020	$(3,292)	$5,023,724	$897,406	$1,753,930

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND(a)	VANECK VIP GLOBAL RESOURCES FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$22,659	$—	$22,700	$100,722
Expenses:
Asset-based charges	41,418	173,484	4,475	34,898

Net Investment Income (Loss)	(18,759)	(173,484)	18,225	65,824

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	172,413	84,898	586	73,380
Net realized gain distribution from the Portfolios	70,715	—	—	—

Net realized gain (loss)	243,128	84,898	586	73,380

Net change in unrealized appreciation (depreciation) of investments	1,015,580	1,108,904	36,545	854,935

Net Realized and Unrealized Gain (Loss) on Investments	1,258,708	1,193,802	37,131	928,315

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,239,949	$1,020,318	$55,356	$994,139

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,924	$3,826	$566,376	$112,526	$149,792	$15,893
Net realized gain (loss)	44,687	4,405	29,500	17,968	998,981	130,515
Net change in unrealized appreciation (depreciation) of investments	243,177	25,700	111,418	(114,335)	(181,092)	(36,884)

Net increase (decrease) in net assets resulting from operations	308,788	33,931	707,294	16,159	967,681	109,524

From Contractowners Transactions:
Payments received from contractowners	2,333,664	30,715	13,231,333	2,211,051	10,101,872	245,476
Transfers between Variable Investment Options including guaranteed interest account, net	(83,490)	111,150	(33,400)	(168,548)	83,210	37,605
Redemptions for contract benefits and terminations	(205,450)	(50,284)	(1,593,121)	(97,713)	(943,345)	(77,963)
Contract maintenance charges	(291)	(210)	(2,738)	(131)	(797)	(121)

Net increase (decrease) in net assets resulting from contractowners transactions	2,044,433	91,371	11,602,074	1,944,659	9,240,940	204,997

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(80)	68	(58)	53	(56)	39

Net Increase (Decrease) in Net Assets	2,353,141	125,370	12,309,310	1,960,871	10,208,565	314,560
Net Assets — Beginning of Year	437,261	311,891	2,963,180	1,002,309	1,603,345	1,288,785

Net Assets — End of Year	$2,790,402	$437,261	$15,272,490	$2,963,180	$11,811,910	$1,603,345

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$134,835	$7,696	$(154,770)	$(36,756)	$1,950,176	$339,975
Net realized gain (loss)	281,162	39,122	9,356,708	1,257,958	103,618	(7,897)
Net change in unrealized appreciation (depreciation) of investments	377,623	14,972	5,170,797	(84,745)	(931,652)	(76,431)

Net increase (decrease) in net assets resulting from operations	793,620	61,790	14,372,735	1,136,457	1,122,142	255,647

From Contractowners Transactions:
Payments received from contractowners	5,575,154	83,982	99,383,405	7,215,428	14,497,942	4,035,933
Transfers between Variable Investment Options including guaranteed interest account, net	107,624	18,220	18,938,514	1,531,011	34,185,136	540,874
Redemptions for contract benefits and terminations	(733,156)	(18,883)	(10,415,826)	(428,548)	(2,117,983)	(134,307)
Contract maintenance charges	(623)	(239)	(12,921)	(1,530)	(2,890)	(1,021)

Net increase (decrease) in net assets resulting from contractowners transactions	4,948,999	83,080	107,893,172	8,316,361	46,562,205	4,441,479

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(102)	78	(101)	230	537	146

Net Increase (Decrease) in Net Assets	5,742,517	144,948	122,265,806	9,453,048	47,684,884	4,697,272
Net Assets — Beginning of Year	873,266	728,318	17,134,353	7,681,305	6,648,656	1,951,384

Net Assets — End of Year	$6,615,783	$873,266	$139,400,159	$17,134,353	$54,333,540	$6,648,656

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

.

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(14,140)	$(5,429)	$1,260,063	$441,435	$15,442	$4,868
Net realized gain (loss)	73,972	(27,863)	7,463,797	164,628	12,851	956
Net change in unrealized appreciation (depreciation) of investments	675,783	130,429	7,417,046	5,459,129	98,992	7,052

Net increase (decrease) in net assets resulting from operations	735,615	97,137	16,140,906	6,065,192	127,285	12,876

From Contractowners Transactions:
Payments received from contractowners	2,399,033	201,796	65,773,518	23,030,998	1,070,351	123,626
Transfers between Variable Investment Options including guaranteed interest account, net	41,675	72,220	5,882,808	3,967,012	18,072	77,440
Redemptions for contract benefits and terminations	(93,933)	(10,173)	(6,265,420)	(2,630,805)	(143,590)	(15,041)
Contract maintenance charges	(399)	(74)	(1,819,361)	(898,773)	(54)	(18)

Net increase (decrease) in net assets resulting from contractowners transactions	2,346,376	263,769	63,571,545	23,468,432	944,779	186,007

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(63)	34	(129)	925	(11)	7

Net Increase (Decrease) in Net Assets	3,081,928	360,940	79,712,322	29,534,549	1,072,053	198,890
Net Assets — Beginning of Year	910,402	549,462	86,138,084	56,603,535	308,716	109,826

Net Assets — End of Year	$3,992,330	$910,402	$165,850,406	$86,138,084	$1,380,769	$308,716

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$217,910	$35,009	$143,398	$26,227	$43,091	$13,432
Net realized gain (loss)	98,254	11,167	46,849	(44,027)	1,297,521	200,374
Net change in unrealized appreciation (depreciation) of investments	2,017,692	(181,848)	118,087	17,122	(557,094)	202,386

Net increase (decrease) in net assets resulting from operations	2,333,856	(135,672)	308,334	(678)	783,518	416,192

From Contractowners Transactions:
Payments received from contractowners	8,627,060	731,518	5,943,813	429,836	8,501,041	1,284,545
Transfers between Variable Investment Options including guaranteed interest account, net	61,016	38,267	78,248	(8,199)	(353,381)	(273,906)
Redemptions for contract benefits and terminations	(837,809)	(75,085)	(539,278)	(90,870)	(544,313)	(87,031)
Contract maintenance charges	(880)	(385)	(1,391)	(144)	(1,572)	(415)

Net increase (decrease) in net assets resulting from contractowners transactions	7,849,387	694,315	5,481,392	330,623	7,601,775	923,193

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	—	(56)	24	—	53

Net Increase (Decrease) in Net Assets	10,183,243	558,643	5,789,670	329,969	8,385,293	1,339,438
Net Assets — Beginning of Year	1,859,350	1,300,707	1,251,598	921,629	3,327,338	1,987,900

Net Assets — End of Year	$12,042,593	$1,859,350	$7,041,268	$1,251,598	$11,712,631	$3,327,338

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,100	$(2,673)	$(23,434)	$(5,225)	$9,480
Net realized gain (loss)	995,033	173,286	632,395	84,496	50,913
Net change in unrealized appreciation (depreciation) of investments	(345,938)	31,119	333,447	71,431	34,205

Net increase (decrease) in net assets resulting from operations	661,195	201,732	942,408	150,702	94,598

From Contractowners Transactions:
Payments received from contractowners	6,635,490	703,072	5,520,727	586,667	942,147
Transfers between Variable Investment Options including guaranteed interest account, net	2,664,171	(312,303)	(154,853)	(115,633)	(51,946)
Redemptions for contract benefits and terminations	(406,565)	(15,683)	(289,854)	(33,624)	(88,243)
Contract maintenance charges	(1,584)	(92)	(823)	(110)	(114)

Net increase (decrease) in net assets resulting from contractowners transactions	8,891,512	374,994	5,075,197	437,300	801,844

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(59)	17	(37)	20	—

Net Increase (Decrease) in Net Assets	9,552,648	576,743	6,017,568	588,022	896,442
Net Assets — Beginning of Year or Period	1,802,180	1,225,437	1,220,570	632,548	—

Net Assets — End of Year or Period	$11,354,828	$1,802,180	$7,238,138	$1,220,570	$896,442

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AB VPS DISCOVERY VALUE PORTFOLIO**		ALPS GLOBAL OPPORTUNITY PORTFOLIO(a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,561)	$(1,275)	$121,460	$900,287	$203,017
Net realized gain (loss)	600,939	22,723	28,728	6,399,149	679,732
Net change in unrealized appreciation (depreciation) of investments	(190,791)	11,396	(137,774)	2,166,709	896,715

Net increase (decrease) in net assets resulting from operations	406,587	32,844	12,414	9,466,145	1,779,464

From Contractowners Transactions:
Payments received from contractowners	4,740,429	159,325	2,271,971	63,808,360	14,353,983
Transfers between Variable Investment Options including guaranteed interest account, net	146,819	(9,966)	5,435	(1,105,344)	653
Redemptions for contract benefits and terminations	(350,268)	(37,358)	(162,620)	(5,274,559)	(649,732)
Contract maintenance charges	(601)	(104)	(117)	(2,290)	(157)

Net increase (decrease) in net assets resulting from contractowners transactions	4,536,379	111,897	2,114,669	57,426,167	13,704,747

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(110)	103	4,081	(113)	444

Net Increase (Decrease) in Net Assets	4,942,856	144,844	2,131,164	66,892,199	15,484,655
Net Assets — Beginning of Year or Period	437,123	292,279	—	20,005,253	4,520,598

Net Assets — End of Year or Period	$5,379,979	$437,123	$2,131,164	$86,897,452	$20,005,253

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$93,131	$20,574	$(46,331)	$(2,494)	$27,580
Net realized gain (loss)	2,388,339	77,861	251,700	(19,470)	103,770
Net change in unrealized appreciation (depreciation) of investments	418,357	77,986	670,764	23,757	27,764

Net increase (decrease) in net assets resulting from operations	2,899,827	176,421	876,133	1,793	159,114

From Contractowners Transactions:
Payments received from contractowners	14,894,312	2,510,390	6,825,681	381,964	1,806,856
Transfers between Variable Investment Options including guaranteed interest account, net	19,914	43,652	134,695	21,902	101,817
Redemptions for contract benefits and terminations	(1,408,082)	(70,460)	(815,434)	(15,998)	(386,815)
Contract maintenance charges	(2,039)	(445)	(365)	(41)	(146)

Net increase (decrease) in net assets resulting from contractowners transactions	13,504,105	2,483,137	6,144,577	387,827	1,521,712

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(104)	181	(29)	13	—

Net Increase (Decrease) in Net Assets	16,403,828	2,659,739	7,020,681	389,633	1,680,826
Net Assets — Beginning of Year or Period	4,078,676	1,418,937	888,211	498,578	—

Net Assets — End of Year or Period	$20,482,504	$4,078,676	$7,908,892	$888,211	$1,680,826

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$30,892	$14,510	$459,010	$56,145	$1,192,711	$21,892
Net realized gain (loss)	1,328,629	59,830	16,904	(36,339)	3,962,278	343,817
Net change in unrealized appreciation (depreciation) of investments	2,618,586	20,304	104,523	(30,419)	(1,002,411)	(170,016)

Net increase (decrease) in net assets resulting from operations	3,978,107	94,644	580,437	(10,613)	4,152,578	195,693

From Contractowners Transactions:
Payments received from contractowners	18,697,171	2,252,787	12,785,236	857,168	33,095,893	1,160,415
Transfers between Variable Investment Options including guaranteed interest account, net	(63,786)	172,357	365,460	60,045	(219,193)	329,215
Redemptions for contract benefits and terminations	(2,137,550)	(97,538)	(1,117,049)	(50,628)	(3,455,055)	(370,723)
Contract maintenance charges	(2,576)	(134)	(532)	(56)	(3,839)	(634)

Net increase (decrease) in net assets resulting from contractowners transactions	16,493,259	2,327,472	12,033,115	866,529	29,417,806	1,118,273

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(51)	114	(77)	30	(1,180)	1,221

Net Increase (Decrease) in Net Assets	20,471,315	2,422,230	12,613,475	855,946	33,569,204	1,315,187
Net Assets — Beginning of Year	4,683,583	2,261,353	2,103,011	1,247,065	3,916,310	2,601,123

Net Assets — End of Year	$25,154,898	$4,683,583	$14,716,486	$2,103,011	$37,485,514	$3,916,310

The accompanying notes are an integral part of these financial statements.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		EATON VANCE VT FLOATING-RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(368,653)	$(46,514)	$723,651	$394,617	$8,886
Net realized gain (loss)	7,759,060	316,121	(98,654)	8,694	1,430,346
Net change in unrealized appreciation (depreciation) of investments	(3,197,477)	584,167	(241,203)	(33,869)	150,653

Net increase (decrease) in net assets resulting from operations	4,192,930	853,774	383,794	369,442	1,589,885

From Contractowners Transactions:
Payments received from contractowners	37,383,923	1,713,675	15,347,428	2,449,559	16,597,265
Transfers between Variable Investment Options including guaranteed interest account, net	101,443	184,091	(2,472,704)	(419,968)	(113,835)
Redemptions for contract benefits and terminations	(4,805,861)	(81,534)	(2,465,537)	(782,425)	(1,285,650)
Contract maintenance charges	(1,517)	(256)	(1,180)	(475)	(207,345)

Net increase (decrease) in net assets resulting from contractowners transactions	32,677,988	1,815,976	10,408,007	1,246,691	14,990,435

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(263)	318	1,213	1,368	—

Net Increase (Decrease) in Net Assets	36,870,655	2,670,068	10,793,014	1,617,501	16,580,320
Net Assets — Beginning of Year or Period	4,779,226	2,109,158	6,056,931	4,439,430	—

Net Assets — End of Year or Period	$41,649,881	$4,779,226	$16,849,945	$6,056,931	$16,580,320

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*(a)	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(47,246)	$10,558	$8,517	$2,535,790	$1,704,624
Net realized gain (loss)	8,235,931	517,537	1,058,694	18,124,113	4,738,959
Net change in unrealized appreciation (depreciation) of investments	(173,913)	(79,268)	2,326,066	60,667,308	15,187,128

Net increase (decrease) in net assets resulting from operations	8,014,772	448,827	3,393,277	81,327,211	21,630,711

From Contractowners Transactions:
Payments received from contractowners	54,329,110	1,919,766	18,139,909	388,040,124	132,147,220
Transfers between Variable Investment Options including guaranteed interest account, net	(3,771,322)	46,956	(1,736,269)	20,228,509	11,250,529
Redemptions for contract benefits and terminations	(4,482,006)	(51,579)	(1,306,322)	(30,531,438)	(6,465,547)
Contract maintenance charges	(509,831)	(106)	(240,893)	(7,054,219)	(2,158,942)

Net increase (decrease) in net assets resulting from contractowners transactions	45,565,951	1,915,037	14,856,425	370,682,976	134,773,260

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	72	—	2,675	5,117

Net Increase (Decrease) in Net Assets	53,580,723	2,363,936	18,249,702	452,012,862	156,409,088
Net Assets — Beginning of Year or Period	3,317,011	953,075	—	291,773,088	135,364,000

Net Assets — End of Year or Period	$56,897,734	$3,317,011	$18,249,702	$743,785,950	$291,773,088

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,107,124	$862,584	$3,108,013	$726,161	$365,482	$53,013
Net realized gain (loss)	20,338,571	832,269	68,879,111	7,434,358	34,937	25,975
Net change in unrealized appreciation (depreciation) of investments	42,782,458	9,925,494	1,579,120	90,072	(161,062)	(14,992)

Net increase (decrease) in net assets resulting from operations	64,228,153	11,620,347	73,566,244	8,250,591	239,357	63,996

From Contractowners Transactions:
Payments received from contractowners	432,254,224	63,312,466	657,681,121	52,670,787	9,862,786	1,226,606
Transfers between Variable Investment Options including guaranteed interest account, net	14,133,015	8,880,506	12,396,645	6,567,318	1,058,338	(457,306)
Redemptions for contract benefits and terminations	(40,807,712)	(2,957,855)	(61,801,274)	(3,026,019)	(783,316)	(190,610)
Contract maintenance charges	(7,098,524)	(1,317,197)	(9,254,207)	(1,099,003)	(1,635)	(146)

Net increase (decrease) in net assets resulting from contractowners transactions	398,481,003	67,917,920	599,022,285	55,113,083	10,136,173	578,544

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	1,098	2,675	(155)	2,042	(92)	44

Net Increase (Decrease) in Net Assets	462,710,254	79,540,942	672,588,374	63,365,716	10,375,438	642,584
Net Assets — Beginning of Year	165,125,650	85,584,708	132,124,030	68,758,314	2,186,864	1,544,280

Net Assets — End of Year	$627,835,904	$165,125,650	$804,712,404	$132,124,030	$12,562,302	$2,186,864

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(323,226)	$(45,588)	$102,250	$15,215	$20,474,227	$10,705,479
Net realized gain (loss)	5,227,828	788,475	1,482,395	148,124	276,345,839	28,274,953
Net change in unrealized appreciation (depreciation) of investments	1,874,960	(91,439)	176,237	(55,499)	52,776,542	28,289,132

Net increase (decrease) in net assets resulting from operations	6,779,562	651,448	1,760,882	107,840	349,596,608	67,269,564

From Contractowners Transactions:
Payments received from contractowners	39,723,076	4,212,416	13,997,653	540,210	2,177,686,494	406,262,249
Transfers between Variable Investment Options including guaranteed interest account, net	855,670	207,477	203,049	(381,169)	46,976,070	40,482,967
Redemptions for contract benefits and terminations	(4,505,049)	(174,584)	(975,315)	(179,671)	(218,977,156)	(19,030,534)
Contract maintenance charges	(6,586)	(860)	(3,525)	(1,079)	(33,801,607)	(6,149,179)

Net increase (decrease) in net assets resulting from contractowners transactions	36,067,111	4,244,449	13,221,862	(21,709)	1,971,883,801	421,565,503

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(44)	44	(75)	33	4,413	15,880

Net Increase (Decrease) in Net Assets	42,846,629	4,895,941	14,982,669	86,164	2,321,484,822	488,850,947
Net Assets — Beginning of Year	8,573,880	3,677,939	1,179,807	1,093,643	870,351,218	381,500,271

Net Assets — End of Year	$51,420,509	$8,573,880	$16,162,476	$1,179,807	$3,191,836,040	$870,351,218

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$882,855	$17,029	$338,980	$51,099	$932,783	$275,281
Net realized gain (loss)	3,778,130	44,326	3,740,350	320,900	396,551	1,592,004
Net change in unrealized appreciation (depreciation) of investments	2,240,609	51,799	(587,700)	(75,694)	10,720,984	2,285,304

Net increase (decrease) in net assets resulting from operations	6,901,594	113,154	3,491,630	296,305	12,050,318	4,152,589

From Contractowners Transactions:
Payments received from contractowners	61,978,995	607,022	47,272,018	2,308,009	54,051,306	25,873,109
Transfers between Variable Investment Options including guaranteed interest account, net	(906,598)	(233,424)	(153,539)	(98,268)	4,268,917	4,050,068
Redemptions for contract benefits and terminations	(5,430,411)	(49,332)	(5,778,973)	(151,770)	(4,591,673)	(1,705,003)
Contract maintenance charges	(5,408)	(176)	(3,543)	(584)	(1,360,641)	(556,995)

Net increase (decrease) in net assets resulting from contractowners transactions	55,636,578	324,090	41,335,963	2,057,387	52,367,909	27,661,179

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(54)	15	(93)	65	(2,662)	3,645

Net Increase (Decrease) in Net Assets	62,538,118	437,259	44,827,500	2,353,757	64,415,565	31,817,413
Net Assets — Beginning of Year	1,422,311	985,052	5,903,465	3,549,708	66,803,564	34,986,151

Net Assets — End of Year	$63,960,429	$1,422,311	$50,730,965	$5,903,465	$131,219,129	$66,803,564

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*(a)	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,522,302	$4,127,756	$(16,607)	$(325,361)	$(41,118)
Net realized gain (loss)	74,819,128	11,231,212	317,323	4,530,762	474,034
Net change in unrealized appreciation (depreciation) of investments	9,777,597	912,648	163,904	(1,695,982)	215,579

Net increase (decrease) in net assets resulting from operations	100,119,027	16,271,616	464,620	2,509,419	648,495

From Contractowners Transactions:
Payments received from contractowners	882,598,196	75,032,809	3,436,064	30,165,605	2,864,509
Transfers between Variable Investment Options including guaranteed interest account, net	25,867,957	16,982,447	18,129	1,825,988	1,148,060
Redemptions for contract benefits and terminations	(94,925,012)	(6,232,226)	(228,960)	(2,167,413)	(72,316)
Contract maintenance charges	(14,223,255)	(2,808,186)	(123)	(2,901)	(410)

Net increase (decrease) in net assets resulting from contractowners transactions	799,317,886	82,974,844	3,225,110	29,821,279	3,939,843

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(23)	3,155	—	(74)	135

Net Increase (Decrease) in Net Assets	899,436,890	99,249,615	3,689,730	32,330,624	4,588,473
Net Assets — Beginning of Year or Period	276,927,559	177,677,944	—	6,310,330	1,721,857

Net Assets — End of Year or Period	$1,176,364,449	$276,927,559	$3,689,730	$38,640,954	$6,310,330

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(46,479)	$(16,818)	$(146,456)	$(19,998)	$436,825	$47,832
Net realized gain (loss)	308,321	14,905	5,776,085	1,249,461	537,052	58,051
Net change in unrealized appreciation (depreciation) of investments	317,452	355,770	3,663,910	772,613	17,387	(54,066)

Net increase (decrease) in net assets resulting from operations	579,294	353,857	9,293,539	2,002,076	991,264	51,817

From Contractowners Transactions:
Payments received from contractowners	4,551,446	794,576	50,613,681	7,056,997	18,170,997	1,069,635
Transfers between Variable Investment Options including guaranteed interest account, net	(218,090)	(14,124)	(165,855)	146,857	91,211	(175,693)
Redemptions for contract benefits and terminations	(613,305)	(45,876)	(3,562,508)	(668,574)	(2,750,144)	(289,198)
Contract maintenance charges	(423)	(94)	(6,573)	(1,680)	(2,788)	(569)

Net increase (decrease) in net assets resulting from contractowners transactions	3,719,628	734,482	46,878,745	6,533,600	15,509,276	604,175

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(132)	77	3	416	(76)	22

Net Increase (Decrease) in Net Assets	4,298,790	1,088,416	56,172,287	8,536,092	16,500,464	656,014
Net Assets — Beginning of Year	2,385,213	1,296,797	15,672,994	7,136,902	2,289,771	1,633,757

Net Assets — End of Year	$6,684,003	$2,385,213	$71,845,281	$15,672,994	$18,790,235	$2,289,771

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,053,355	$2,040,633	$5,155,579	$1,095,942	$2,814,700	$267,483
Net realized gain (loss)	29,275,332	3,553,160	10,443,540	939,920	277,838	(2,982)
Net change in unrealized appreciation (depreciation) of investments	2,154,285	(67,123)	(713,329)	(437,857)	778,137	(150,082)

Net increase (decrease) in net assets resulting from operations	39,482,972	5,526,670	14,885,790	1,598,005	3,870,675	114,419

From Contractowners Transactions:
Payments received from contractowners	406,006,694	36,263,568	215,015,576	17,034,277	112,535,201	8,641,529
Transfers between Variable Investment Options including guaranteed interest account, net	5,592,867	9,278,805	15,360,475	4,542,191	8,306,691	1,350,379
Redemptions for contract benefits and terminations	(39,972,044)	(3,093,386)	(37,497,382)	(2,766,009)	(9,505,721)	(514,877)
Contract maintenance charges	(6,403,655)	(1,195,120)	(3,566,339)	(658,364)	(911,254)	(1,137)

Net increase (decrease) in net assets resulting from contractowners transactions	365,223,862	41,253,867	189,312,330	18,152,095	110,424,917	9,475,894

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(1,420)	2,890	(6)	6,690	(92)	371

Net Increase (Decrease) in Net Assets	404,705,414	46,783,427	204,198,114	19,756,790	114,295,500	9,590,684
Net Assets — Beginning of Year	122,581,514	75,798,087	60,196,068	40,439,278	15,882,819	6,292,135

Net Assets — End of Year	$527,286,928	$122,581,514	$264,394,182	$60,196,068	$130,178,319	$15,882,819

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,118,169	$187,632	$55,297	$15,525	$(115,405)	$20,363
Net realized gain (loss)	41,437	14,999	102,403	(21,149)	17,365,224	1,982,665
Net change in unrealized appreciation (depreciation) of investments	15,652	(267,668)	873,110	31,519	36,079,761	7,132,246

Net increase (decrease) in net assets resulting from operations	1,175,258	(65,037)	1,030,810	25,895	53,329,580	9,135,274

From Contractowners Transactions:
Payments received from contractowners	22,459,961	2,439,288	3,194,324	366,190	290,721,881	29,369,022
Transfers between Variable Investment Options including guaranteed interest account, net	154,831	(226,046)	(134,019)	(9,557)	46,556,249	2,306,179
Redemptions for contract benefits and terminations	(2,041,084)	(193,642)	(340,946)	(43,351)	(27,775,004)	(2,003,926)
Contract maintenance charges	(1,383)	(161)	(245)	(65)	(26,807)	(5,498)

Net increase (decrease) in net assets resulting from contractowners transactions	20,572,325	2,019,439	2,719,114	313,217	309,476,319	29,665,777

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(50)	90	(73)	12	(120)	953

Net Increase (Decrease) in Net Assets	21,747,533	1,954,492	3,749,851	339,124	362,805,779	38,802,004
Net Assets — Beginning of Year	4,553,893	2,599,401	1,406,115	1,066,991	69,235,935	30,433,931

Net Assets — End of Year	$26,301,426	$4,553,893	$5,155,966	$1,406,115	$432,041,714	$69,235,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*(a)	EQ/GLOBAL EQUITY MANAGED VOLATILITY*(a)
	2025	2024	2025	2024	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(470,755)	$(44,966)	$(46,353)	$(4,855)	$347	$(704)
Net realized gain (loss)	8,679,524	778,380	3,564,959	576,896	47,502	203,091
Net change in unrealized appreciation (depreciation) of investments	7,762,235	571,026	2,777,708	189,851	32,382	49,330

Net increase (decrease) in net assets resulting from operations	15,971,004	1,304,440	6,296,314	761,892	80,231	251,717

From Contractowners Transactions:
Payments received from contractowners	85,394,352	4,071,806	61,401,045	4,110,445	503,188	1,802,064
Transfers between Variable Investment Options including guaranteed interest account, net	23,170,968	123,906	(394,045)	547,063	3,923	(3,377)
Redemptions for contract benefits and terminations	(11,195,506)	(187,354)	(6,394,173)	(294,444)	(41,975)	(207,326)
Contract maintenance charges	(4,847)	(634)	(5,070)	(4,137)	(16)	(58)

Net increase (decrease) in net assets resulting from contractowners transactions	97,364,967	4,007,724	54,607,757	4,358,927	465,120	1,591,303

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(60)	152	(80)	180	—	—

Net Increase (Decrease) in Net Assets	113,335,911	5,312,316	60,903,991	5,120,999	545,351	1,843,020
Net Assets — Beginning of Year or Period	9,601,609	4,289,293	11,630,195	6,509,196	—	—

Net Assets — End of Year or Period	$122,937,520	$9,601,609	$72,534,186	$11,630,195	$545,351	$1,843,020

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,517,020	$3,225,516	$16,083	$(2,669)	$5,387,807	$2,163,771
Net realized gain (loss)	21,163,857	6,695,492	988,296	116,153	11,376,939	(214,251)
Net change in unrealized appreciation (depreciation) of investments	22,443,579	7,780,741	27,431	62,269	26,817,967	7,141,837

Net increase (decrease) in net assets resulting from operations	49,124,456	17,701,749	1,031,810	175,753	43,582,713	9,091,357

From Contractowners Transactions:
Payments received from contractowners	206,764,030	110,251,979	8,851,221	1,503,876	327,202,501	62,124,919
Transfers between Variable Investment Options including guaranteed interest account, net	21,949,464	21,774,196	172,545	65,563	25,890,856	8,105,767
Redemptions for contract benefits and terminations	(16,305,383)	(5,388,454)	(610,855)	(34,914)	(33,098,768)	(4,986,519)
Contract maintenance charges	(5,224,956)	(1,987,615)	(905)	(148)	(5,868,274)	(1,434,209)

Net increase (decrease) in net assets resulting from contractowners transactions	207,183,155	124,650,106	8,412,006	1,534,377	314,126,315	63,809,958

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	1,125	4,502	(45)	43	1,093	2,734

Net Increase (Decrease) in Net Assets	256,308,736	142,356,357	9,443,771	1,710,173	357,710,121	72,904,049
Net Assets — Beginning of Year	264,930,529	122,574,172	2,930,954	1,220,781	166,569,953	93,665,904

Net Assets — End of Year	$521,239,265	$264,930,529	$12,374,725	$2,930,954	$524,280,074	$166,569,953

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,950,722	$5,687,681	$115,008	$79,749	$1,032,036	$80,845
Net realized gain (loss)	178,933,237	21,821,296	36,151	32,480	49,559	16,713
Net change in unrealized appreciation (depreciation) of investments	26,485,743	5,917,585	15,392	(122,208)	31,909	(60,638)

Net increase (decrease) in net assets resulting from operations	224,369,702	33,426,562	166,551	(9,979)	1,113,504	36,920

From Contractowners Transactions:
Payments received from contractowners	1,658,194,800	155,466,469	852,979	1,821,404	42,260,916	3,056,665
Transfers between Variable Investment Options including guaranteed interest account, net	16,848,981	22,769,591	(27,852)	17,884	1,521,139	(567,488)
Redemptions for contract benefits and terminations	(171,910,683)	(9,490,982)	(35,258)	(237)	(3,503,483)	(298,282)
Contract maintenance charges	(23,649,126)	(3,911,669)	(66)	—	(348,394)	(247)

Net increase (decrease) in net assets resulting from contractowners transactions	1,479,483,972	164,833,409	789,803	1,839,051	39,930,178	2,190,648

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	1,620	6,340	20	56	(265)	182

Net Increase (Decrease) in Net Assets	1,703,855,294	198,266,311	956,374	1,829,128	41,043,417	2,227,750
Net Assets — Beginning of Year	445,058,777	246,792,466	1,880,901	51,773	4,940,045	2,712,295

Net Assets — End of Year	$2,148,914,071	$445,058,777	$2,837,275	$1,880,901	$45,983,462	$4,940,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*(a)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*(a)
	2025	2024	2025	2024	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,903	$2,968	$1,659,336	$179,009	$373,057	$9,059
Net realized gain (loss)	176,922	14,757	628,030	22,129	1,244,418	43,591
Net change in unrealized appreciation (depreciation) of investments	90,743	(12,745)	4,245,474	(168,499)	1,489,145	26,210

Net increase (decrease) in net assets resulting from operations	276,568	4,980	6,532,840	32,639	3,106,620	78,860

From Contractowners Transactions:
Payments received from contractowners	1,726,881	9,680	32,426,116	3,610,163	30,449,991	762,163
Transfers between Variable Investment Options including guaranteed interest account, net	48,088	36,260	15,969,176	1,203,453	(618,511)	30
Redemptions for contract benefits and terminations	(118,443)	(9,223)	(2,725,804)	(125,506)	(2,136,080)	(112,507)
Contract maintenance charges	(113)	(21)	(5,391)	(469)	(396,878)	(27)

Net increase (decrease) in net assets resulting from contractowners transactions	1,656,413	36,696	45,664,097	4,687,641	27,298,522	649,659

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(43)	34	(87)	149	—	—

Net Increase (Decrease) in Net Assets	1,932,938	41,710	52,196,850	4,720,429	30,405,142	728,519
Net Assets — Beginning of Year or Period	315,754	274,044	8,278,349	3,557,920	—	—

Net Assets — End of Year or Period	$2,248,692	$315,754	$60,475,199	$8,278,349	$30,405,142	$728,519

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$81,131	$17,766	$(272,551)	$(42,185)	$270,341	$15,366
Net realized gain (loss)	1,961,051	299,534	5,009,416	237,790	700,097	(3,512)
Net change in unrealized appreciation (depreciation) of investments	603,007	(86,185)	(852,590)	218,034	(86,114)	(35,570)

Net increase (decrease) in net assets resulting from operations	2,645,189	231,115	3,884,275	413,639	884,324	(23,716)

From Contractowners Transactions:
Payments received from contractowners	18,774,654	1,916,351	29,289,185	1,411,346	16,300,402	518,669
Transfers between Variable Investment Options including guaranteed interest account, net	264,256	58,527	(227,023)	111,787	(122,401)	5,188
Redemptions for contract benefits and terminations	(2,577,119)	(77,928)	(3,591,455)	(112,140)	(1,813,967)	(12,188)
Contract maintenance charges	(842)	(90)	(1,997)	(251)	(961)	(207)

Net increase (decrease) in net assets resulting from contractowners transactions	16,460,949	1,896,860	25,468,710	1,410,742	14,363,073	511,462

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(55)	57	(92)	141	—	—

Net Increase (Decrease) in Net Assets	19,106,083	2,128,032	29,352,893	1,824,522	15,247,397	487,746
Net Assets — Beginning of Year	3,487,046	1,359,014	4,370,146	2,545,624	1,011,873	524,127

Net Assets — End of Year	$22,593,129	$3,487,046	$33,723,039	$4,370,146	$16,259,270	$1,011,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO MODERATE ALLOCATION*		EQ/INVESCO MODERATE GROWTH ALLOCATION*		EQ/JANUS ENTERPRISE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,051,227	$661,423	$3,133,760	$1,547,991	$(337,280)	$(71,673)
Net realized gain (loss)	8,669,754	770,885	7,751,862	(16,846)	4,476,481	700,048
Net change in unrealized appreciation (depreciation) of investments	5,885,207	2,480,690	15,080,741	6,082,864	(1,517,363)	80,951

Net increase (decrease) in net assets resulting from operations	16,606,188	3,912,998	25,966,363	7,614,009	2,621,838	709,326

From Contractowners Transactions:
Payments received from contractowners	149,206,048	23,856,029	141,476,728	39,694,423	29,606,814	4,261,695
Transfers between Variable Investment Options including guaranteed interest account, net	4,780,507	7,272,908	2,923,723	7,127,687	11,621,078	(276,623)
Redemptions for contract benefits and terminations	(17,094,249)	(3,163,094)	(13,088,051)	(2,826,063)	(3,165,820)	(224,405)
Contract maintenance charges	(2,787,835)	(637,720)	(3,066,113)	(1,177,201)	(5,678)	(554)

Net increase (decrease) in net assets resulting from contractowners transactions	134,104,471	27,328,123	128,246,287	42,818,846	38,056,394	3,760,113

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(90)	1,090	(2,480)	4,180	(91)	149

Net Increase (Decrease) in Net Assets	150,710,569	31,242,211	154,210,170	50,437,035	40,678,141	4,469,588
Net Assets — Beginning of Year	73,621,705	42,379,494	123,774,572	73,337,537	8,608,660	4,139,072

Net Assets — End of Year	$224,332,274	$73,621,705	$277,984,742	$123,774,572	$49,286,801	$8,608,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JPMORGAN GROWTH ALLOCATION*		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,342,461	$4,727,708	$(1,188,911)	$(177,575)	$2,782,933	$464,394
Net realized gain (loss)	7,169,587	9,232,053	25,608,012	1,131,001	27,236,948	48,595
Net change in unrealized appreciation (depreciation) of investments	40,687,438	4,967,954	(5,285,757)	3,024,411	(11,959,306)	2,443,643

Net increase (decrease) in net assets resulting from operations	52,199,486	18,927,715	19,133,344	3,977,837	18,060,575	2,956,632

From Contractowners Transactions:
Payments received from contractowners	289,729,220	115,199,384	121,465,778	9,630,156	124,286,417	29,491,338
Transfers between Variable Investment Options including guaranteed interest account, net	16,920,940	19,843,341	(23,831)	480,884	13,209,997	8,848,295
Redemptions for contract benefits and terminations	(27,302,803)	(6,587,140)	(10,816,641)	(686,678)	(11,428,715)	(1,900,010)
Contract maintenance charges	(6,319,678)	(2,277,389)	(10,357)	(2,372)	(2,301,384)	(625,496)

Net increase (decrease) in net assets resulting from contractowners transactions	273,027,679	126,178,196	110,614,949	9,421,990	123,766,315	35,814,127

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	90	5,619	(58)	367	(498)	1,811

Net Increase (Decrease) in Net Assets	325,227,255	145,111,530	129,748,235	13,400,194	141,826,392	38,772,570
Net Assets — Beginning of Year	288,386,602	143,275,072	23,155,092	9,754,898	77,327,831	38,555,261

Net Assets — End of Year	$613,613,857	$288,386,602	$152,903,327	$23,155,092	$219,154,223	$77,327,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$158,299	$58,935	$(841,933)	$(155,459)	$(19,448)
Net realized gain (loss)	5,557,832	2,427,063	11,628,653	1,954,777	407,085
Net change in unrealized appreciation (depreciation) of investments	2,593,228	(551,996)	5,572,571	2,080,042	(40,735)

Net increase (decrease) in net assets resulting from operations	8,309,359	1,934,002	16,359,291	3,879,360	346,902

From Contractowners Transactions:
Payments received from contractowners	40,025,343	7,844,262	78,879,992	11,262,100	2,403,868
Transfers between Variable Investment Options including guaranteed interest account, net	54,316	815,752	2,562,880	106,107	6,751
Redemptions for contract benefits and terminations	(4,441,356)	(397,648)	(8,336,506)	(577,803)	(205,787)
Contract maintenance charges	(4,180)	(1,331)	(11,050)	(1,302)	(136)

Net increase (decrease) in net assets resulting from contractowners transactions	35,634,123	8,261,035	73,095,316	10,789,102	2,204,696

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(62)	330	(62)	389	—

Net Increase (Decrease) in Net Assets	43,943,420	10,195,367	89,454,545	14,668,851	2,551,598
Net Assets — Beginning of Year or Period	20,917,240	10,721,873	23,194,876	8,526,025	—

Net Assets — End of Year or Period	$64,860,660	$20,917,240	$112,649,421	$23,194,876	$2,551,598

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$431,514	$59,767	$25,210	$2,900	$894,383	$54,329
Net realized gain (loss)	4,268,810	488,433	551,414	72,007	1,742,201	78,534
Net change in unrealized appreciation (depreciation) of investments	583,734	7,995	64,191	25,188	3,332,683	(92,400)

Net increase (decrease) in net assets resulting from operations	5,284,058	556,195	640,815	100,095	5,969,267	40,463

From Contractowners Transactions:
Payments received from contractowners	31,334,228	4,262,696	5,202,137	14,677	22,638,505	914,708
Transfers between Variable Investment Options including guaranteed interest account, net	27,441,022	781,349	(29,573)	57,753	3,647,278	(11,291)
Redemptions for contract benefits and terminations	(3,023,784)	(280,540)	(579,901)	(38,722)	(2,333,723)	(12,230)
Contract maintenance charges	(6,180)	(609)	(310)	(79)	(1,610)	(256)

Net increase (decrease) in net assets resulting from contractowners transactions	55,745,286	4,762,896	4,592,353	33,629	23,950,450	890,931

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No.70A	(86)	151	—	—	(43)	38

Net Increase (Decrease) in Net Assets	61,029,258	5,319,242	5,233,168	133,724	29,919,674	931,432
Net Assets — Beginning of Year	8,964,069	3,644,827	946,697	812,973	1,718,607	787,175

Net Assets — End of Year	$69,993,327	$8,964,069	$6,179,865	$946,697	$31,638,281	$1,718,607

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LONG-TERM BOND*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,455	$8,223	$(629,439)	$(80,184)	$75,524	$(5,261)
Net realized gain (loss)	(3,550)	21	7,297,633	2,029,883	4,299,462	416,205
Net change in unrealized appreciation (depreciation) of investments	926	(17,570)	868,743	(27,778)	(553,312)	(119,512)

Net increase (decrease) in net assets resulting from operations	24,831	(9,326)	7,536,937	1,921,921	3,821,674	291,432

From Contractowners Transactions:
Payments received from contractowners	591,713	249,861	66,032,039	5,239,770	39,489,457	3,077,634
Transfers between Variable Investment Options including guaranteed interest account, net	(27,760)	65,591	842,968	(442,842)	(270,642)	86,715
Redemptions for contract benefits and terminations	(29,276)	(72)	(8,363,498)	(347,737)	(3,771,574)	(184,836)
Contract maintenance charges	(47)	—	(4,332)	(421)	(3,142)	(529)

Net increase (decrease) in net assets resulting from contractowners transactions	534,630	315,380	58,507,177	4,448,770	35,444,099	2,978,984

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(33)	57	(44)	199	(56)	100

Net Increase (Decrease) in Net Assets	559,428	306,111	66,044,070	6,370,890	39,265,717	3,270,516
Net Assets — Beginning of Year	306,111	—	10,549,375	4,178,485	6,948,921	3,678,405

Net Assets — End of Year	$865,539	$306,111	$76,593,445	$10,549,375	$46,214,638	$6,948,921

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$335,517	$34,308	$(237,451)	$(19,871)	$(1,025,147)	$(169,155)
Net realized gain (loss)	4,780,802	346,717	3,502,070	145,241	15,042,730	2,442,835
Net change in unrealized appreciation (depreciation) of investments	4,957,703	(224,238)	(3,504,098)	44,423	4,938,136	1,543,997

Net increase (decrease) in net assets resulting from operations	10,074,022	156,787	(239,479)	169,793	18,955,719	3,817,677

From Contractowners Transactions:
Payments received from contractowners	65,656,965	2,729,960	27,112,506	370,579	97,533,852	10,783,557
Transfers between Variable Investment Options including guaranteed interest account, net	649,529	113,275	(27,118)	60,484	(345,750)	455,039
Redemptions for contract benefits and terminations	(6,933,964)	(127,533)	(3,220,778)	(51,844)	(9,735,503)	(658,046)
Contract maintenance charges	(5,822)	(463)	(1,516)	(210)	(9,688)	(1,607)

Net increase (decrease) in net assets resulting from contractowners transactions	59,366,708	2,715,239	23,863,094	379,009	87,442,911	10,578,943

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(45)	94	(60)	21	(53)	371

Net Increase (Decrease) in Net Assets	69,440,685	2,872,120	23,623,555	548,823	106,398,577	14,396,991
Net Assets — Beginning of Year	6,530,492	3,658,372	1,628,736	1,079,913	22,289,392	7,892,401

Net Assets — End of Year	$75,971,177	$6,530,492	$25,252,291	$1,628,736	$128,687,969	$22,289,392

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$460,169	$9,704	$79,656	$7,143	$5,669	$849
Net realized gain (loss)	601,892	15,417	4,497,218	796,787	148,386	70,212
Net change in unrealized appreciation (depreciation) of investments	780,750	133,521	751,378	134,231	76,067	(4,590)

Net increase (decrease) in net assets resulting from operations	1,842,811	158,642	5,328,252	938,161	230,122	66,471

From Contractowners Transactions:
Payments received from contractowners	23,615,492	640,537	49,746,955	7,439,711	2,165,341	123,919
Transfers between Variable Investment Options including guaranteed interest account, net	2,282,766	(2,489)	10,435,937	(484,964)	(28,015)	(44,669)
Redemptions for contract benefits and terminations	(1,918,784)	(183,779)	(4,086,028)	(315,641)	(259,909)	(16,377)
Contract maintenance charges	(1,818)	(421)	(6,831)	(1,117)	(114)	(29)

Net increase (decrease) in net assets resulting from contractowners transactions	23,977,656	453,848	56,090,033	6,637,989	1,877,303	62,844

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(52)	(22)	(64)	231	(40)	40

Net Increase (Decrease) in Net Assets	25,820,415	612,468	61,418,221	7,576,381	2,107,385	129,355
Net Assets — Beginning of Year	2,265,264	1,652,796	13,110,257	5,533,876	754,463	625,108

Net Assets — End of Year	$28,085,679	$2,265,264	$74,528,478	$13,110,257	$2,861,848	$754,463

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,440,467	$295,796	$24,655,448	$4,844,000	$495,393	$128,581
Net realized gain (loss)	5,482,254	692,059	180,025,364	18,565,210	3,542,525	497,082
Net change in unrealized appreciation (depreciation) of investments	248,540	(94,695)	10,820,986	(579,849)	22,433	(56,459)

Net increase (decrease) in net assets resulting from operations	7,171,261	893,160	215,501,798	22,829,361	4,060,351	569,204

From Contractowners Transactions:
Payments received from contractowners	75,587,935	5,219,308	1,860,656,902	124,534,376	34,486,584	1,916,526
Transfers between Variable Investment Options including guaranteed interest account, net	(661,460)	301,046	15,491,985	11,295,900	(834,228)	935,559
Redemptions for contract benefits and terminations	(6,688,718)	(629,330)	(193,781,312)	(9,164,180)	(2,783,721)	(182,265)
Contract maintenance charges	(19,150)	(5,666)	(25,586,984)	(3,063,465)	(3,910)	(887)

Net increase (decrease) in net assets resulting from contractowners transactions	68,218,607	4,885,358	1,656,780,591	123,602,631	30,864,725	2,668,933

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	(5)	854	4,585	(97)	151

Net Increase (Decrease) in Net Assets	75,389,868	5,778,513	1,872,283,243	146,436,577	34,924,979	3,238,288
Net Assets — Beginning of Year	16,786,925	11,008,412	345,396,145	198,959,568	8,237,201	4,998,913

Net Assets — End of Year	$92,176,793	$16,786,925	$2,217,679,388	$345,396,145	$43,162,180	$8,237,201

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*(a)	EQ/PIMCO GLOBAL REAL RETURN*
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,958,197	$18,224,800	$(2,021)	$75,902	$(2,614)
Net realized gain (loss)	(113,082)	43,067	26,985	13,958	(19,437)
Net change in unrealized appreciation (depreciation) of investments	(15,919)	(16,937)	36,798	265,431	93

Net increase (decrease) in net assets resulting from operations	25,829,196	18,250,930	61,762	355,291	(21,958)

From Contractowners Transactions:
Payments received from contractowners	13,860,785,065	12,469,752,082	472,851	11,548,973	908,758
Transfers between Variable Investment Options including guaranteed interest account, net	(12,940,080,024)	(12,115,061,032)	(38,665)	(384,253)	84,030
Redemptions for contract benefits and terminations	(672,563,848)	(46,542,404)	(55,619)	(1,103,093)	(47,322)
Contract maintenance charges	(2,239,717)	(879,910)	(45)	(872)	(111)

Net increase (decrease) in net assets resulting from contractowners transactions	245,901,476	307,268,736	378,522	10,060,755	945,355

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	118,241	130,168	—	(1,408)	1,386

Net Increase (Decrease) in Net Assets	271,848,913	325,649,834	440,284	10,414,638	924,783
Net Assets — Beginning of Year or Period	605,619,508	279,969,674	—	1,433,419	508,636

Net Assets — End of Year or Period	$877,468,421	$605,619,508	$440,284	$11,848,057	$1,433,419

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$272,398	$40,023	$1,824,402	$225,142	$815,537	$288,990
Net realized gain (loss)	15,294	24,940	82,989	(50,883)	72,608	31,637
Net change in unrealized appreciation (depreciation) of investments	150,314	(58,195)	940,368	(164,669)	(298,321)	(73,228)

Net increase (decrease) in net assets resulting from operations	438,006	6,768	2,847,759	9,590	589,824	247,399

From Contractowners Transactions:
Payments received from contractowners	11,426,382	312,054	48,440,764	3,355,073	19,406,598	3,518,173
Transfers between Variable Investment Options including guaranteed interest account, net	(89,605)	(172,843)	616,577	259,234	(1,183,131)	954,581
Redemptions for contract benefits and terminations	(1,039,089)	(77,133)	(4,986,208)	(169,182)	(1,728,722)	(343,673)
Contract maintenance charges	(631)	(95)	(3,039)	(177)	(1,463)	(358)

Net increase (decrease) in net assets resulting from contractowners transactions	10,297,057	61,983	44,068,094	3,444,948	16,493,282	4,128,723

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(67)	6	(59)	93	(56)	131

Net Increase (Decrease) in Net Assets	10,734,996	68,757	46,915,794	3,454,631	17,083,050	4,376,253
Net Assets — Beginning of Year	1,611,480	1,542,723	6,573,935	3,119,304	8,038,768	3,662,515

Net Assets — End of Year	$12,346,476	$1,611,480	$53,489,729	$6,573,935	$25,121,818	$8,038,768

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/ULTRA CONSERVATIVE STRATEGY*(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,289	$41,824	$(465,357)	$(73,508)	$13,801,177
Net realized gain (loss)	1,817,228	512,890	1,380,096	430,979	14,904,531
Net change in unrealized appreciation (depreciation) of investments	4,864,790	(24,706)	12,454,211	(528,372)	(450,024)

Net increase (decrease) in net assets resulting from operations	6,700,307	530,008	13,368,950	(170,901)	28,255,684

From Contractowners Transactions:
Payments received from contractowners	30,655,176	4,446,765	48,195,441	3,431,050	776,731,093
Transfers between Variable Investment Options including guaranteed interest account, net	(341,936)	773,382	(1,009,407)	161,582	(65,356,618)
Redemptions for contract benefits and terminations	(2,125,876)	(115,089)	(5,305,928)	(238,151)	(44,925,736)
Contract maintenance charges	(5,759)	(552)	(4,222)	(2,763)	(17,682,767)

Net increase (decrease) in net assets resulting from contractowners transactions	28,181,605	5,104,506	41,875,884	3,351,718	648,765,972

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(90)	163	(84)	81	—

Net Increase (Decrease) in Net Assets	34,881,822	5,634,677	55,244,750	3,180,898	677,021,656
Net Assets — Beginning of Year or Period	9,131,958	3,497,281	7,421,613	4,240,715	—

Net Assets — End of Year or Period	$44,013,780	$9,131,958	$62,666,363	$7,421,613	$677,021,656

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ ETF*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$236,942	$1,549	$257,746	$88,046	$304,571	$103,436
Net realized gain (loss)	1,243,024	98,842	220,439	146,672	626,475	57,966
Net change in unrealized appreciation (depreciation) of investments	1,534,338	(15,675)	846,374	(99,521)	(5,611)	16,574

Net increase (decrease) in net assets resulting from operations	3,014,304	84,716	1,324,559	135,197	925,435	177,976

From Contractowners Transactions:
Payments received from contractowners	37,144,373	1,069,366	11,432,896	973,918	8,098,586	1,091,277
Transfers between Variable Investment Options including guaranteed interest account, net	(34,371)	33,528	(1,003,367)	1,705,116	(1,144,684)	1,081,212
Redemptions for contract benefits and terminations	(4,042,919)	(40,895)	(1,116,284)	(199,429)	(1,136,171)	(156,537)
Contract maintenance charges	(2,404)	(109)	(4,628)	(4,132)	(1,093)	(243)

Net increase (decrease) in net assets resulting from contractowners transactions	33,064,679	1,061,890	9,308,617	2,475,473	5,816,638	2,015,709

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(60)	35	(60)	53	(49)	86

Net Increase (Decrease) in Net Assets	36,078,923	1,146,641	10,633,116	2,610,723	6,742,024	2,193,771
Net Assets — Beginning of Year	2,477,657	1,331,016	4,622,509	2,011,786	4,767,976	2,574,205

Net Assets — End of Year	$38,556,580	$2,477,657	$15,255,625	$4,622,509	$11,510,000	$4,767,976

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQUITABLE GROWTH MF/ETF*		EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER 70%(a)		FIDELITY® VIP FREEDOM 2015 PORTFOLIO(a)
	2025	2024	2025	2024	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,405	$10,184	$145,479	$64,618	$2,056	$701
Net realized gain (loss)	417,632	13,734	363,905	64,896	383	70
Net change in unrealized appreciation (depreciation) of investments	469,138	402,755	307,925	163,820	25,833	1,835

Net increase (decrease) in net assets resulting from operations	934,175	426,673	817,309	293,334	28,272	2,606

From Contractowners Transactions:
Payments received from contractowners	3,746,182	1,189,277	2,121,812	2,643,135	223,856	43,787
Transfers between Variable Investment Options including guaranteed interest account, net	(219,509)	250,481	2,462,921	52,414	—	—
Redemptions for contract benefits and terminations	(361,088)	(63,470)	(581,895)	(405,769)	(1,869)	—
Contract maintenance charges	(618)	(623)	(6,275)	(1,200)	(57)	(14)

Net increase (decrease) in net assets resulting from contractowners transactions	3,164,967	1,375,665	3,996,563	2,288,580	221,930	43,773

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(25)	75	41	70	—	—

Net Increase (Decrease) in Net Assets	4,099,117	1,802,413	4,813,913	2,581,984	250,202	46,379
Net Assets — Beginning of Year or Period	4,737,704	2,935,291	5,681,353	3,099,369	—	—

Net Assets — End of Year or Period	$8,836,821	$4,737,704	$10,495,266	$5,681,353	$250,202	$46,379

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on June 1, 2025.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(a)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(a)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(a)	FIDELITY® VIP MID CAP PORTFOLIO
	2025	2025	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,798	$2,567	$10,039	$(321,509)	$(42,962)
Net realized gain (loss)	967	377	1,367	4,773,881	1,355,348
Net change in unrealized appreciation (depreciation) of investments	6,649	12,301	58,042	2,540,217	(483,041)

Net increase (decrease) in net assets resulting from operations	9,414	15,245	69,448	6,992,589	829,345

From Contractowners Transactions:
Payments received from contractowners	141,258	196,018	822,111	45,704,440	5,684,906
Transfers between Variable Investment Options including guaranteed interest account, net	—	(16)	—	67,469	1,211,426
Redemptions for contract benefits and terminations	(17,922)	(1,915)	—	(4,163,897)	(212,339)
Contract maintenance charges	(11)	(25)	—	(4,891)	(814)

Net increase (decrease) in net assets resulting from contractowners transactions	123,325	194,062	822,111	41,603,121	6,683,179

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	—	—	2	(112)

Net Increase (Decrease) in Net Assets	132,739	209,307	891,559	48,595,712	7,512,412
Net Assets — Beginning of Year or Period	—	—	—	11,370,309	3,857,897

Net Assets — End of Year or Period	$132,739	$209,307	$891,559	$59,966,021	$11,370,309

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,661,516	$441,166	$112,472	$2,745	$1,823,713	$260,200
Net realized gain (loss)	349,201	1,484	431,025	2,494	499,861	(76,356)
Net change in unrealized appreciation (depreciation) of investments	2,191,857	75,175	199,811	22,040	1,657,100	153,239

Net increase (decrease) in net assets resulting from operations	4,202,574	517,825	743,308	27,279	3,980,674	337,083

From Contractowners Transactions:
Payments received from contractowners	55,713,781	8,897,487	9,346,100	38,770	36,471,956	3,311,332
Transfers between Variable Investment Options including guaranteed interest account, net	4,138,975	1,652,804	(103,353)	7,015	1,001,479	53,912
Redemptions for contract benefits and terminations	(5,271,389)	(392,655)	(1,494,242)	(40,384)	(3,435,031)	(491,625)
Contract maintenance charges	(4,038)	(548)	(312)	(3)	(3,097)	(608)

Net increase (decrease) in net assets resulting from contractowners transactions	54,577,329	10,157,088	7,748,193	5,398	34,035,307	2,873,011

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(120)	301	(67)	60	372	55

Net Increase (Decrease) in Net Assets	58,779,783	10,675,214	8,491,434	32,737	38,016,353	3,210,149
Net Assets — Beginning of Year	17,282,353	6,607,139	385,340	352,603	7,896,663	4,686,514

Net Assets — End of Year	$76,062,136	$17,282,353	$8,876,774	$385,340	$45,913,016	$7,896,663

The accompanying notes are an integral part of these financial statements.

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND(a)	HARTFORD DISCIPLINED EQUITY HLS FUND		INVESCO V.I. BALANCED-RISK ALLOCATION FUND
	2025	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,146	$(195,028)	$(8,090)	$359,186	$52,768
Net realized gain (loss)	2,992	2,859,494	34,364	39,596	7,031
Net change in unrealized appreciation (depreciation) of investments	74,141	571,464	99,068	57,737	(45,937)

Net increase (decrease) in net assets resulting from operations	91,279	3,235,930	125,342	456,519	13,862

From Contractowners Transactions:
Payments received from contractowners	1,133,758	26,069,451	266,516	5,215,334	455,551
Transfers between Variable Investment Options including guaranteed interest account, net	26,513	(410,341)	32,615	(441,259)	31,286
Redemptions for contract benefits and terminations	(54,908)	(2,782,110)	—	(307,843)	(91,598)
Contract maintenance charges	(54)	(726)	—	(1,542)	(1,153)

Net increase (decrease) in net assets resulting from contractowners transactions	1,105,309	22,876,274	299,131	4,464,690	394,086

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	(60)	66	(92)	74

Net Increase (Decrease) in Net Assets	1,196,588	26,112,144	424,539	4,921,117	408,022
Net Assets — Beginning of Year or Period	—	855,825	431,286	1,043,562	635,540

Net Assets — End of Year or Period	$1,196,588	$26,967,969	$855,825	$5,964,679	$1,043,562

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$74,149	$5,302	$116,583	$8,549	$(37,386)	$(12,145)
Net realized gain (loss)	1,261,224	29,991	764,125	67,841	292,315	98,147
Net change in unrealized appreciation (depreciation) of investments	350,252	65,865	443,554	116,014	359,909	(44,576)

Net increase (decrease) in net assets resulting from operations	1,685,625	101,158	1,324,262	192,404	614,838	41,426

From Contractowners Transactions:
Payments received from contractowners	13,722,433	505,186	11,055,419	585,020	3,239,977	517,267
Transfers between Variable Investment Options including guaranteed interest account, net	(177,993)	(143,308)	(774,336)	(95,095)	624,000	829,917
Redemptions for contract benefits and terminations	(1,637,291)	(31,400)	(1,376,158)	(15,685)	(420,710)	(78,392)
Contract maintenance charges	(697)	(38)	(501)	(25)	(1,983)	(3,681)

Net increase (decrease) in net assets resulting from contractowners transactions	11,906,452	330,440	8,904,424	474,215	3,441,284	1,265,111

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(39)	15	(92)	25	—	—

Net Increase (Decrease) in Net Assets	13,592,038	431,613	10,228,594	666,644	4,056,122	1,306,537
Net Assets — Beginning of Year	1,126,552	694,939	2,390,586	1,723,942	2,047,917	741,380

Net Assets — End of Year	$14,718,590	$1,126,552	$12,619,180	$2,390,586	$6,104,039	$2,047,917

The accompanying notes are an integral part of these financial statements.

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,434,950	$175,576	$873,005	$70,101	$2,528,278	$352,220
Net realized gain (loss)	5,891,742	163,972	12,169	(1,612)	191,527	(5,912)
Net change in unrealized appreciation (depreciation) of investments	8,377,464	1,547,502	76,234	(60,275)	236,145	(63,934)

Net increase (decrease) in net assets resulting from operations	15,704,156	1,887,050	961,408	8,214	2,955,950	282,374

From Contractowners Transactions:
Payments received from contractowners	121,619,543	12,854,484	20,479,021	1,010,439	42,699,889	3,331,387
Transfers between Variable Investment Options including guaranteed interest account, net	(1,382,092)	746,665	1,460,572	376,403	(222,977)	540,278
Redemptions for contract benefits and terminations	(9,762,311)	(941,188)	(2,351,461)	(60,488)	(3,619,118)	(136,529)
Contract maintenance charges	(13,711)	(1,236)	(2,000)	(53)	(3,922)	(364)

Net increase (decrease) in net assets resulting from contractowners transactions	110,461,429	12,658,725	19,586,132	1,326,301	38,853,872	3,734,772

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(50)	444	(72)	36	(1,416)	113

Net Increase (Decrease) in Net Assets	126,165,535	14,546,219	20,547,468	1,334,551	41,808,406	4,017,259
Net Assets — Beginning of Year	24,498,978	9,952,759	2,622,020	1,287,469	7,887,758	3,870,499

Net Assets — End of Year	$150,664,513	$24,498,978	$23,169,488	$2,622,020	$49,696,164	$7,887,758

The accompanying notes are an integral part of these financial statements.

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(85,377)	$(13,397)	$(40,838)	$(10,422)	$(562,292)	$(110,952)
Net realized gain (loss)	1,510,327	96,223	1,149,341	220,437	10,413,952	1,528,290
Net change in unrealized appreciation (depreciation) of investments	(516,873)	60,897	(311,711)	107,547	5,044,113	481,930

Net increase (decrease) in net assets resulting from operations	908,077	143,723	796,792	317,562	14,895,773	1,899,268

From Contractowners Transactions:
Payments received from contractowners	8,719,070	254,760	4,077,646	728,865	55,978,428	6,325,541
Transfers between Variable Investment Options including guaranteed interest account, net	(52,233)	9,898	(11,796)	16,765	1,812,820	355,101
Redemptions for contract benefits and terminations	(856,616)	(43,380)	(1,009,823)	(7,170)	(5,557,094)	(234,138)
Contract maintenance charges	(408)	(143)	(282)	(118)	(7,135)	(1,727)

Net increase (decrease) in net assets resulting from contractowners transactions	7,809,813	221,135	3,055,745	738,342	52,227,019	6,444,777

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(56)	15	2	—	—	—

Net Increase (Decrease) in Net Assets	8,717,834	364,873	3,852,539	1,055,904	67,122,792	8,344,045
Net Assets — Beginning of Year	1,256,438	891,565	1,722,439	666,535	13,550,817	5,206,772

Net Assets — End of Year	$9,974,272	$1,256,438	$5,574,978	$1,722,439	$80,673,609	$13,550,817

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	NOMURA VIP ASSET STRATEGY SERIES(a)	NOMURA VIP HIGH INCOME SERIES		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2025	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,210	$(86,621)	$144,725	$133,215	$7,180
Net realized gain (loss)	306,128	25,739	(32,231)	11,269	(121,796)
Net change in unrealized appreciation (depreciation) of investments	235,972	1,651,004	16,468	663,761	143,330

Net increase (decrease) in net assets resulting from operations	567,310	1,590,122	128,962	808,245	28,714

From Contractowners Transactions:
Payments received from contractowners	6,539,219	28,247,436	433,024	6,683,747	330,431
Transfers between Variable Investment Options including guaranteed interest account, net	(26,327)	(237,884)	(10,609)	(120,104)	(217,097)
Redemptions for contract benefits and terminations	(560,159)	(2,693,892)	(103,159)	(744,229)	(42,157)
Contract maintenance charges	(320)	(1,458)	(175)	(925)	(44)

Net increase (decrease) in net assets resulting from contractowners transactions	5,952,413	25,314,202	319,081	5,818,489	71,133

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	—	(77)	—	121,704	—

Net Increase (Decrease) in Net Assets	6,519,723	26,904,247	448,043	6,748,438	99,847
Net Assets — Beginning of Year or Period	—	2,911,884	2,463,841	963,869	864,022

Net Assets — End of Year or Period	$6,519,723	$29,816,131	$2,911,884	$7,712,307	$963,869

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)		PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$110,147	$7,092	$72,521	$19,655	$41,072	$3,169
Net realized gain (loss)	15,151	389	3,419	357	9,056	736
Net change in unrealized appreciation (depreciation) of investments	236,785	964	121,746	(30,249)	179,735	4,830

Net increase (decrease) in net assets resulting from operations	362,083	8,445	197,686	(10,237)	229,863	8,735

From Contractowners Transactions:
Payments received from contractowners	3,277,845	139,485	2,022,030	469,388	1,500,840	100,114
Transfers between Variable Investment Options including guaranteed interest account, net	(17,404)	4,679	265,209	54,388	131,441	4
Redemptions for contract benefits and terminations	(230,334)	(596)	(200,279)	(34,253)	(132,781)	(3,920)
Contract maintenance charges	(170)	(13)	(401)	(26)	(82)	(16)

Net increase (decrease) in net assets resulting from contractowners transactions	3,029,937	143,555	2,086,559	489,497	1,499,418	96,182

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(40)	28	6,205	11	3,497	6

Net Increase (Decrease) in Net Assets	3,391,980	152,028	2,290,450	479,271	1,732,778	104,923
Net Assets — Beginning of Year	209,628	57,600	1,022,489	543,218	142,869	37,946

Net Assets — End of Year	$3,601,608	$209,628	$3,312,939	$1,022,489	$1,875,647	$142,869

The accompanying notes are an integral part of these financial statements.

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	PIMCO INCOME PORTFOLIO		PROFUND VP BEAR(a)	PROFUND VP BIOTECHNOLOGY
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,086,410	$406,512	$540	$(103,936)	$(9,504)
Net realized gain (loss)	94,260	16,359	(594)	930,846	257,637
Net change in unrealized appreciation (depreciation) of investments	1,323,350	(94,157)	(3,238)	4,196,814	(261,120)

Net increase (decrease) in net assets resulting from operations	2,504,020	328,714	(3,292)	5,023,724	(12,987)

From Contractowners Transactions:
Payments received from contractowners	22,781,344	7,056,763	27,085	9,900,773	111,231
Transfers between Variable Investment Options including guaranteed interest account, net	1,770,304	2,090,317	(2,267)	(481,339)	(1,034)
Redemptions for contract benefits and terminations	(1,706,294)	(448,050)	(1,141)	(1,324,186)	(22,468)
Contract maintenance charges	(1,413)	(231)	(4)	(599)	(160)

Net increase (decrease) in net assets resulting from contractowners transactions	22,843,941	8,698,799	23,673	8,094,649	87,569

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	1,553	1,104	—	(89)	—

Net Increase (Decrease) in Net Assets	25,349,514	9,028,617	20,381	13,118,284	74,582
Net Assets — Beginning of Year or Period	13,371,553	4,342,936	—	689,940	615,358

Net Assets — End of Year or Period	$38,721,067	$13,371,553	$20,381	$13,808,224	$689,940

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO		TEMPLETON DEVELOPING MARKETS VIP FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(30,938)	$(7,234)	$94,125	$22,688	$(18,759)	$12,153
Net realized gain (loss)	201,468	21,702	1,836,168	307,224	243,128	920
Net change in unrealized appreciation (depreciation) of investments	726,876	169,527	(176,363)	(206,584)	1,015,580	16,583

Net increase (decrease) in net assets resulting from operations	897,406	183,995	1,753,930	123,328	1,239,949	29,656

From Contractowners Transactions:
Payments received from contractowners	4,162,979	965,301	12,765,083	3,072,748	3,560,842	263,787
Transfers between Variable Investment Options including guaranteed interest account, net	(95,023)	240,241	(83,696)	149,016	496,835	(76,316)
Redemptions for contract benefits and terminations	(157,703)	(28,852)	(1,028,402)	(194,000)	(553,553)	(52,322)
Contract maintenance charges	(1,072)	(61)	(1,993)	(615)	(174)	(24)

Net increase (decrease) in net assets resulting from contractowners transactions	3,909,181	1,176,629	11,650,992	3,027,149	3,503,950	135,125

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(43)	42	(85)	83	(14)	10

Net Increase (Decrease) in Net Assets	4,806,544	1,360,666	13,404,837	3,150,560	4,743,885	164,791
Net Assets — Beginning of Year	1,468,906	108,240	4,405,221	1,254,661	411,147	246,356

Net Assets — End of Year	$6,275,450	$1,468,906	$17,810,058	$4,405,221	$5,155,032	$411,147

The accompanying notes are an integral part of these financial statements.

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND(a)	VANECK VIP GLOBAL RESOURCES FUND(a)
	2025	2024	2025	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(173,484)	$(9,598)	$18,225	$65,824
Net realized gain (loss)	84,898	(10,523)	586	73,380
Net change in unrealized appreciation (depreciation) of investments	1,108,904	(99,393)	36,545	854,935

Net increase (decrease) in net assets resulting from operations	1,020,318	(119,514)	55,356	994,139

From Contractowners Transactions:
Payments received from contractowners	21,161,855	672,177	419,337	4,255,857
Transfers between Variable Investment Options including guaranteed interest account, net	500,951	131,214	423,292	(71,821)
Redemptions for contract benefits and terminations	(1,858,630)	(91,066)	(9,703)	(583,776)
Contract maintenance charges	(1,113)	(50)	(3)	(278)

Net increase (decrease) in net assets resulting from contractowners transactions	19,803,063	712,275	832,923	3,599,982

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account No. 70A	(68)	49	—	—

Net Increase (Decrease) in Net Assets	20,823,313	592,810	888,279	4,594,121
Net Assets — Beginning of Year or Period	1,167,561	574,751	—	—

Net Assets — End of Year or Period	$21,990,874	$1,167,561	$888,279	$4,594,121

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on June 1, 2025.

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years or periods ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	130	(15)	115	9	(3)	6

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	1,326	(199)	1,127	267	(78)	189

1290 VT EQUITY INCOME	CLASS IB	361	(41)	320	14	(4)	10

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	399	(57)	342	9	(2)	7

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	3,874	(448)	3,426	429	(22)	407

1290 VT HIGH YIELD BOND	CLASS IB	3,478	(190)	3,288	354	(12)	342

1290 VT MICRO CAP	CLASS IB	175	(24)	151	21	(4)	17

1290 VT MODERATE GROWTH ALLOCATION	CLASS IB	4,884	(259)	4,625	2,023	(215)	1,808

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	101	(17)	84	20	(2)	18

1290 VT NATURAL RESOURCES	CLASS IB	786	(118)	668	75	(20)	55

1290 VT REAL ESTATE	CLASS IB	513	(52)	461	51	(22)	29

1290 VT SMALL CAP VALUE	CLASS IB	536	(67)	469	101	(43)	58

1290 VT SMARTBETA EQUITY ESG	CLASS IB	459	(57)	402	40	(20)	20

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	208	(29)	179	27	(10)	17

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	44	(6)	38	—	—	—

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	293	(21)	272	11	(4)	7

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	116	(12)	104	—	—	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	3,216	(330)	2,886	831	(58)	773

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	655	(79)	576	116	(4)	112

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	435	(57)	378	29	(7)	22

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	112	(25)	87	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,171	(162)	1,009	184	(34)	150

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	1,306	(116)	1,190	103	(19)	84

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	1,942	(225)	1,717	92	(24)	68

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	546	(70)	476	32	(3)	29

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	1,211	(410)	801	266	(163)	103

EQ/400 MANAGED VOLATILITY	CLASS IB	504	(49)	455	—	—	—

EQ/500 MANAGED VOLATILITY	CLASS IB	1,719	(281)	1,438	147	(6)	141

EQ/2000 MANAGED VOLATILITY	CLASS IB	665	(109)	556	—	—	—

EQ/AB DYNAMIC AGGRESSIVE GROWTH	CLASS IB	26,659	(820)	25,839	10,198	(121)	10,077

EQ/AB DYNAMIC GROWTH	CLASS IB	28,549	(1,293)	27,256	5,124	(218)	4,906

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	38,986	(3,436)	35,550	3,538	(67)	3,471

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	1,142	(131)	1,011	180	(121)	59

EQ/AB SMALL CAP GROWTH	CLASS IB	1,446	(167)	1,279	210	(12)	198

EQ/AGGRESSIVE ALLOCATION	CLASS IB	641	(53)	588	40	(42)	(2)

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	87,182	(4,798)	82,384	18,055	(137)	17,918

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	3,439	(314)	3,125	36	(15)	21

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	1,700	(198)	1,502	137	(34)	103

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	CLASS IB	4,225	(193)	4,032	2,387	(142)	2,245

EQ/BALANCED STRATEGY	CLASS IB	47,703	(4,113)	43,590	4,697	(111)	4,586

EQ/CAPITAL GROUP RESEARCH	CLASS IB	57	(4)	53	—	—	—

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	1,036	(102)	934	200	(22)	178

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	217	(41)	176	43	(6)	37

EQ/COMMON STOCK INDEX	CLASS IA	530	(42)	488	54	(16)	38

The accompanying notes are an integral part of these financial statements.

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/COMMON STOCK INDEX	CLASS IB	839	(55)	784	224	(40)	184

EQ/CONSERVATIVE ALLOCATION	CLASS IB	1,831	(326)	1,505	109	(50)	59

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	25,361	(2,752)	22,609	2,842	(268)	2,574

EQ/CONSERVATIVE STRATEGY	CLASS IB	18,942	(3,736)	15,206	2,088	(614)	1,474

EQ/CORE BOND INDEX	CLASS IB	11,523	(897)	10,626	1,024	(69)	955

EQ/CORE PLUS BOND	CLASS IB	2,470	(254)	2,216	251	(59)	192

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	294	(50)	244	41	(10)	31

EQ/EQUITY 500 INDEX	CLASS IA	2,391	(246)	2,145	162	(24)	138

EQ/EQUITY 500 INDEX	CLASS IB	6,441	(425)	6,016	880	(54)	826

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	2,362	(244)	2,118	157	(19)	138

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	2,208	(256)	1,952	243	(71)	172

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	17	(1)	16	—	—	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	75	(8)	67	—	—	—

EQ/GOLDMAN SACHS GROWTH ALLOCATION	CLASS IB	15,136	(321)	14,815	9,388	(106)	9,282

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	293	(21)	272	119	(6)	113

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	CLASS IB	25,021	(1,411)	23,610	4,997	(167)	4,830

EQ/GROWTH STRATEGY	CLASS IB	67,664	(5,041)	62,623	7,158	(106)	7,052

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	99	(32)	67	173	(9)	164

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	4,689	(534)	4,155	445	(214)	231

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	108	(8)	100	3	(1)	2

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	933	(74)	859	59	(14)	45

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	1,987	(128)	1,859	294	(6)	288

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	1,942	(207)	1,735	—	—	—

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	50	(7)	43	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INVESCO COMSTOCK	CLASS IB	570	(62)	508	102	(14)	88

EQ/INVESCO GLOBAL	CLASS IB	1,042	(135)	907	73	(8)	65

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	931	(120)	811	49	(6)	43

EQ/INVESCO MODERATE ALLOCATION	CLASS IB	11,367	(951)	10,416	2,357	(183)	2,174

EQ/INVESCO MODERATE GROWTH ALLOCATION	CLASS IB	9,918	(636)	9,282	3,347	(119)	3,228

EQ/JANUS ENTERPRISE	CLASS IB	1,579	(154)	1,425	236	(50)	186

EQ/JPMORGAN GROWTH ALLOCATION	CLASS IB	20,439	(619)	19,820	9,677	(171)	9,506

EQ/JPMORGAN GROWTH STOCK	CLASS IB	2,915	(279)	2,636	349	(37)	312

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	CLASS IB	9,746	(536)	9,210	2,901	(106)	2,795

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	2,114	(329)	1,785	581	(114)	467

EQ/LARGE CAP GROWTH INDEX	CLASS IB	1,652	(171)	1,481	319	(34)	285

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	47	(8)	39	—	—	—

EQ/LARGE CAP VALUE INDEX	CLASS IB	2,507	(139)	2,368	255	(18)	237

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	164	(21)	143	4	(3)	1

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	1,898	(231)	1,667	79	(7)	72

EQ/LONG-TERM BOND	CLASS IB	55	(8)	47	28	—	28

EQ/LOOMIS SAYLES GROWTH	CLASS IB	1,379	(190)	1,189	150	(32)	118

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	1,846	(221)	1,625	204	(32)	172

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	2,794	(408)	2,386	181	(18)	163

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	542	(69)	473	12	(3)	9

EQ/MFS TECHNOLOGY	CLASS IB	2,235	(353)	1,882	441	(38)	403

EQ/MFS UTILITIES SERIES	CLASS IB	1,152	(112)	1,040	48	(20)	28

EQ/MID CAP INDEX	CLASS IB	2,182	(154)	2,028	370	(56)	314

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	69	(9)	60	4	(2)	2

The accompanying notes are an integral part of these financial statements.

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE ALLOCATION	CLASS IA	1,654	(158)	1,496	23	(61)	(38)

EQ/MODERATE ALLOCATION	CLASS IB	3,400	(452)	2,948	460	(51)	409

EQ/MODERATE GROWTH STRATEGY	CLASS IB	87,816	(8,040)	79,776	6,115	(113)	6,002

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	1,975	(205)	1,770	199	(27)	172

EQ/MONEY MARKET	CLASS IA	7,980	(4,764)	3,216	3,718	(3,095)	623

EQ/MONEY MARKET	CLASS IB	1,648,644	(1,603,270)	45,374	1,061,382	(1,033,303)	28,079

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	38	(12)	26	—	—	—

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	1,147	(194)	953	96	(8)	88

EQ/PIMCO REAL RETURN	CLASS IB	924	(100)	824	36	(31)	5

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	4,468	(511)	3,957	372	(56)	316

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	2,168	(596)	1,572	482	(84)	398

EQ/SMALL COMPANY INDEX	CLASS IB	1,425	(136)	1,289	264	(9)	255

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	1,620	(237)	1,383	209	(42)	167

EQ/ULTRA CONSERVATIVE STRATEGY	CLASS IB	77,259	(13,729)	63,530	—	—	—

EQ/VALUE EQUITY	CLASS IB	1,434	(153)	1,281	72	(9)	63

EQ/WELLINGTON ENERGY	CLASS IB	1,699	(446)	1,253	649	(257)	392

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	559	(173)	386	150	(12)	138

EQUITABLE GROWTH MF/ETF	CLASS IB	357	(88)	269	124	(4)	120

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	396	(67)	329	289	(75)	214

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	8	—	8	—	—	—

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	2	—	2	—	—	—

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	7	(1)	6	—	—	—

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	9	—	9	—	—	—

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	35	—	35	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,754	(199)	1,555	314	(13)	301

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	4,538	(404)	4,134	909	(76)	833

FRANKLIN ALLOCATION VIP FUND	CLASS 2	496	(92)	404	2	(2)	—

FRANKLIN INCOME VIP FUND	CLASS 2	2,135	(216)	1,919	242	(60)	182

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	133	(11)	122	—	—	—

HARTFORD DISCIPLINED EQUITY HLS FUND	CLASS IC	652	(78)	574	7	—	7

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	428	(68)	360	39	(8)	31

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	435	(55)	380	20	(9)	11

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	635	(115)	520	39	(11)	28

INVESCO V.I. HEALTH CARE FUND	SERIES II	315	(91)	224	174	(83)	91

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	5,829	(569)	5,260	718	(58)	660

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	2,097	(225)	1,872	142	(14)	128

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	3,269	(410)	2,859	332	(39)	293

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	165	(18)	147	5	(1)	4

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	66	(17)	49	14	—	14

MULTIMANAGER TECHNOLOGY	CLASS IB	1,309	(140)	1,169	184	(23)	161

NOMURA VIP ASSET STRATEGY SERIES	SERVICE CLASS	366	(33)	333	—	—	—

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	1,403	(146)	1,257	28	(11)	17

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	830	(207)	623	39	(38)	1

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	238	(18)	220	12	—	12

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	228	(25)	203	60	(10)	50

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	105	(11)	94	7	—	7

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	2,186	(266)	1,920	834	(75)	759

PROFUND VP BEAR	COMMON SHARES	36	(5)	31	—	—	—

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	263	(42)	221	3	(1)	2

The accompanying notes are an integral part of these financial statements.

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PUTNAM VT RESEARCH FUND	CLASS IB	146	(16)	130	49	(5)	44

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	670	(91)	579	164	(9)	155

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	302	(49)	253	23	(11)	12

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	2,433	(221)	2,212	108	(18)	90

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	72	(1)	71	—	—	—

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	478	(73)	405	—	—	—

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements

December 31, 2025

1.	Organization

Equitable America Variable Account No. 70A (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Hartford Series Fund, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc. and Van Eck VIP Trust (collectively, “the Trusts”). The Trusts are open- ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Balanced Hedged Allocation Portfolio
•	AB VPS Discovery Value Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund

ALPS Variable Investment Trust

•	ALPS Global Opportunity Portfolio

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Hedged Equity and Premium Income(1)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Technology

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager 70%(2)
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

Franklin Templeton Variable Insurance Products

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Fund, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Nomura VIP Asset Strategy Series(3)
•	Nomura VIP High Income Series(4)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim Global Managed Futures Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as EQ/Franklin Moderate Allocation.
(2)	Formerly known as Fidelity® VIP Asset Manager: Growth Portfolio.
(3)	Formerly known as Macquarie VIP Asset Strategy Series.
(4)	Formerly known as Macquarie VIP High Income Series.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable America for the Retirement Cornerstone Series, Investment Edge and the Structured Capital Strategies (collectively, the “Contracts”). These annuities are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, or an individual retirement annuity. The annuities are offered under group and individual variable annuity forms.

Effective June 1, 2025, the Equitable Financial Life Insurance Company (“Equitable Financial”) novated to its affiliate, Equitable America certain policies, which had previously been 100% reinsured by Equitable America under the combined funds withheld coinsurance and modified coinsurance reinsurance agreement effective April 1, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

FSA-131

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable America’s General Account, and/or index fund options of Separate Account No. 68A or Separate Account 71A.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and/or index fund options of Separate Account No. 68A or Separate Account 71A. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-132

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year or period ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$2,375,901	$310,544
1290 VT DoubleLine Opportunistic Bond	14,399,426	2,230,977
1290 VT Equity Income	11,650,956	1,312,676
1290 VT GAMCO Mergers & Acquisitions	6,252,424	966,740
1290 VT GAMCO Small Company Value	130,883,497	15,058,192
1290 VT High Yield Bond	51,444,928	2,931,855
1290 VT Micro Cap	2,807,360	475,123
1290 VT Moderate Growth Allocation	77,120,304	5,396,237
1290 VT Multi-Alternative Strategies	1,161,997	201,776
1290 VT Natural Resources	9,710,083	1,644,890
1290 VT Real Estate	6,312,018	687,228
1290 VT Small Cap Value	10,089,510	1,228,178
1290 VT SmartBeta Equity ESG	10,966,509	1,249,615
1290 VT Socially Responsible	6,378,324	813,936
AB VPS Balanced Hedged Allocation Portfolio	1,005,899	147,726

FSA-133

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
AB VPS Discovery Value Portfolio	$5,560,076	$421,560
ALPS Global Opportunity Portfolio	2,523,937	251,528
American Funds Insurance Series® Asset Allocation Fund	71,775,160	7,584,568
American Funds Insurance Series® Global Growth Fund	18,140,506	2,217,136
American Funds Insurance Series® Global Small Capitalization Fund	7,383,338	1,114,194
American Funds Insurance Series® Managed Risk Asset Allocation Fund	2,153,364	498,803
American Funds Insurance Series® New World Fund®	20,514,519	3,060,435
American Funds Insurance Series® The Bond Fund of America®	13,847,613	1,355,490
BlackRock Global Allocation V.I. Fund	38,789,303	4,575,218
BlackRock Large Cap Focus Growth V.I. Fund	44,752,950	5,573,927
Eaton Vance VT Floating-Rate Income Fund	16,655,787	5,523,042
EQ/400 Managed Volatility	18,209,986	1,889,524
EQ/500 Managed Volatility	62,667,022	9,511,877
EQ/2000 Managed Volatility	19,048,752	3,572,579
EQ/AB Dynamic Aggressive Growth	406,624,974	19,109,018
EQ/AB Dynamic Growth	441,992,148	25,775,277
EQ/AB Dynamic Moderate Growth	733,934,248	68,311,192
EQ/AB Short Duration Government Bond	11,915,408	1,413,753
EQ/AB Small Cap Growth	46,539,177	5,886,784
EQ/Aggressive Allocation	15,963,119	1,231,725
EQ/Aggressive Growth Strategy	2,416,896,215	153,874,953
EQ/All Asset Growth Allocation	66,742,531	6,908,423
EQ/American Century Mid Cap Value	51,904,789	6,679,375
EQ/American Century Moderate Growth Allocation	57,407,066	3,909,139
EQ/Balanced Strategy	977,492,211	89,405,436
EQ/Capital Group Research	3,802,547	302,224
EQ/ClearBridge Large Cap Growth ESG	37,451,112	3,824,804
EQ/ClearBridge Select Equity Managed Volatility	4,663,719	953,286
EQ/Common Stock Index	56,259,744	4,615,168
EQ/Conservative Allocation	19,984,898	3,605,376
EQ/Conservative Growth Strategy	452,415,337	51,454,089
EQ/Conservative Strategy	252,517,301	50,648,830
EQ/Core Bond Index	123,772,892	10,533,283
EQ/Core Plus Bond	24,363,995	2,673,502
EQ/Emerging Markets Equity PLUS	3,435,113	660,697
EQ/Equity 500 Index	352,435,272	32,357,851
EQ/Fidelity Institutional AM® Large Cap	116,514,506	12,534,378
EQ/Franklin Rising Dividends	65,505,882	8,182,229
EQ/Franklin Small Cap Value Managed Volatility	555,359	47,546
EQ/Global Equity Managed Volatility	2,009,184	226,627
EQ/Goldman Sachs Growth Allocation	243,121,473	9,989,023
EQ/Goldman Sachs Mid Cap Value	10,176,281	794,293
EQ/Goldman Sachs Moderate Growth Allocation	352,327,311	24,623,099
EQ/Growth Strategy	1,825,274,876	148,576,300
EQ/Intermediate Corporate Bond	1,338,378	382,064
EQ/Intermediate Government Bond	46,486,827	5,524,763
EQ/International Core Managed Volatility	1,983,132	159,438
EQ/International Equity Index	51,206,173	3,883,299
EQ/International Managed Volatility	32,453,589	3,690,030
EQ/International Value Managed Volatility	815,670	118,721
EQ/Invesco Comstock	21,015,393	2,734,098
EQ/Invesco Global	33,997,088	4,495,708
EQ/Invesco Global Real Assets	17,585,931	2,334,005

FSA-134

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Invesco Moderate Allocation	$157,683,242	$15,011,960
EQ/Invesco Moderate Growth Allocation	149,884,055	12,009,321
EQ/Janus Enterprise	46,608,274	4,682,081
EQ/JPMorgan Growth Allocation	299,044,553	14,987,259
EQ/JPMorgan Growth Stock	146,375,072	14,052,151
EQ/JPMorgan Hedged Equity and Premium Income	161,611,732	9,417,132
EQ/JPMorgan Value Opportunities	48,330,575	7,322,918
EQ/Large Cap Growth Index	91,993,314	10,652,859
EQ/Large Cap Growth Managed Volatility	3,056,459	510,622
EQ/Large Cap Value Index	63,977,234	3,987,877
EQ/Large Cap Value Managed Volatility	5,900,618	782,964
EQ/Lazard Emerging Markets Equity	29,924,345	3,925,744
EQ/Long-Term Bond	658,834	96,749
EQ/Loomis Sayles Growth	74,786,667	11,104,850
EQ/MFS International Growth	44,721,611	5,378,701
EQ/MFS International Intrinsic Value	73,902,100	10,449,646
EQ/MFS Mid Cap Focused Growth	30,642,939	3,805,958
EQ/MFS Technology	114,176,355	16,300,619
EQ/MFS Utilities Series	27,806,839	3,050,664
EQ/Mid Cap Index	65,531,525	5,156,618
EQ/Mid Cap Value Managed Volatility	2,408,978	330,227
EQ/Moderate Allocation	85,036,096	10,280,229
EQ/Moderate Growth Strategy	2,056,345,574	199,705,148
EQ/Moderate-Plus Allocation	38,703,822	4,119,744
EQ/Money Market	17,657,122,018	17,385,169,772
EQ/Morgan Stanley Small Cap Growth	592,113	215,612
EQ/PIMCO Global Real Return	12,310,863	2,174,208
EQ/PIMCO Real Return	11,968,093	1,398,638
EQ/PIMCO Total Return ESG	52,169,128	6,276,636
EQ/PIMCO Ultra Short Bond	23,940,882	6,632,096
EQ/Small Company Index	33,444,940	3,811,412
EQ/T. Rowe Price Health Sciences	50,512,725	8,061,517
EQ/Ultra Conservative Strategy	824,531,006	150,318,530
EQ/Value Equity	38,820,974	4,575,434
EQ/Wellington Energy	12,856,275	3,292,013
Equitable Conservative Growth MF/ETF	9,422,088	2,819,162
Equitable Growth MF/ETF	4,571,656	1,125,389
Equitable Moderate Growth MF/ETF	5,236,724	881,820
Fidelity® VIP Asset Manager 70%	227,973	3,928
Fidelity® VIP Freedom 2015 Portfolio	44,962	435
Fidelity® VIP Freedom 2020 Portfolio	144,262	19,020
Fidelity® VIP Freedom 2025 Portfolio	200,393	3,560
Fidelity® VIP Freedom 2030 Portfolio	839,861	6,714
Fidelity® VIP Mid Cap Portfolio	52,200,234	6,342,682
Fidelity® VIP Strategic Income Portfolio	62,522,244	6,283,407
Franklin Allocation VIP Fund	10,032,659	1,771,400
Franklin Income VIP Fund	40,558,108	4,236,850
Guggenheim Global Managed Futures Strategy Fund	1,228,420	108,965
Hartford Disciplined Equity HLS Fund	28,889,654	3,583,267
Invesco V.I. Balanced-Risk Allocation Fund	5,765,189	941,313
Invesco V.I. Diversified Dividend Fund	15,057,347	1,948,005
Invesco V.I. Equity and Income Fund	11,905,333	2,222,511
Invesco V.I. Health Care Fund	5,001,240	1,372,606
Janus Henderson Balanced Portfolio	130,182,314	13,777,212

FSA-135

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Janus Henderson Flexible Bond Portfolio	$23,054,740	$2,595,608
Lord Abbett Series Fund — Bond Debenture Portfolio	47,507,749	6,127,236
MFS® Massachusetts Investors Growth Stock Portfolio	10,281,331	1,080,434
Multimanager Aggressive Equity	5,097,130	1,160,270
Multimanager Technology	67,911,817	7,559,735
Nomura VIP Asset Strategy Series	6,913,998	667,712
Nomura VIP High Income Series	28,557,895	3,318,553
PIMCO CommodityRealReturn® Strategy Portfolio	8,413,364	2,339,947
PIMCO Emerging Markets Bond Portfolio	3,433,712	293,628
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,446,034	280,794
PIMCO Global Managed Asset Allocation Portfolio	1,732,354	188,417
PIMCO Income Portfolio	27,452,713	3,520,809
ProFund VP Bear	27,851	3,638
ProFund VP Biotechnology	11,089,421	2,129,879
Putnam VT Research Fund	4,546,479	564,213
T. Rowe Price Equity Income Portfolio	15,490,396	2,033,531
Templeton Developing Markets VIP Fund	4,406,381	850,475
Templeton Global Bond VIP Fund	21,861,048	2,231,470
VanEck VIP Emerging Markets Bond Fund	868,040	16,892
VanEck VIP Global Resources Fund	4,445,556	779,750

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable

Distributors”), an affiliate of Equitable America and EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from

FSA-136

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/ or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority- owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable America charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — B(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%

FSA-137

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Structured Capital Strategies PLUS Guard	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%
Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%
Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income B	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income ADV	0.00%	—	—	0.00%	0.00%

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

FSA-138

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.05%. Maximum charge 2.00%. Equitable America has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Current charge: 1.15%. Maximum charge 2.30%. Equitable America has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.

	Annually on each contract anniversary	Current charge: 1.40%. Maximum charge 2.50%.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. Equitable America has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. Equitable America has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

FSA-139

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15%	Unit liquidation from account value

Maximum Charge 2.00% or 2.30%

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge	Unit liquidation from account value

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	Current charge: 0.25% Maximum charge 0.25%.	Unit liquidation from account value

Current charge: 0.35% Maximum charge 0.35%.

	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

FSA-140

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion. GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion. Level Income Option: Single life Fee = 1.50% (% of benefit base). Joint life Fee = 1.50% (% of benefit base).	Unit liquidation from account value

Accelerated Income Option: Single life Fee = 1.50% (% of benefit base). Joint life Fee = 1.50% (% of benefit base). Note – 1.50% cannot raise fee on inforce contracts

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20% (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 (for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)
2025	140	$ 2,790	$19.64	$21.69	1.00%	1.25%	2.21%	14.28%	14.59%
2024	25	$ 437	$17.14	$18.98	1.00%	1.25%	2.05%	8.40%	8.69%
2023	19	$ 312	$15.77	$17.51	1.00%	1.25%	4.62%	12.32%	12.56%

FSA-141

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	1,416	$ 15,272	$10.10	$11.93	0.00%	1.70%	6.52%	3.91%	7.28%
2024	289	$ 2,963	$ 9.63	$11.12	0.00%	1.65%	6.77%	1.16%	2.87%
2023	100	$ 1,002	$ 9.82	$10.07	1.00%	1.30%	1.58%	5.14%	5.56%
2022	115	$ 1,093	$ 9.34	$ 9.54	1.00%	1.30%	6.60%	(14.47)%	1.60%
2021	23	$ 249	$10.92	$10.92	1.30%	1.30%	5.05%	(0.91)%	(0.91)%

1290 VT Equity Income (Class IB)
2025	390	$ 11,812	$25.25	$34.53	0.30%	1.70%	3.25%	7.81%	8.74%
2024	70	$ 1,603	$18.19	$31.35	1.00%	1.65%	2.22%	7.99%	8.66%
2023	40	$ 669	$16.74	$18.59	1.00%	1.25%	3.20%	4.15%	4.36%
2022	—	$ 5	$16.04	$16.04	1.00%	1.00%	3.02%	1.97%	1.97%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	405	$ 6,616	$17.41	$17.78	0.00%	1.70%	4.32%	12.04%	15.91%
2024	63	$ 873	$13.05	$15.73	1.00%	1.65%	1.98%	7.30%	8.03%
2023	43	$ 522	$12.08	$12.41	1.00%	1.25%	2.78%	8.10%	8.34%

1290 VT GAMCO Small Company Value (Class IB)
2025	4,138	$139,370	$27.77	$45.83	0.00%	1.70%	1.06%	12.79%	13.16%
2024	712	$ 17,134	$24.62	$41.64	0.00%	1.65%	0.81%	9.72%	11.60%
2023	213	$ 3,996	$19.89	$22.06	0.00%	1.25%	0.92%	19.53%	21.01%
2022	6	$ 100	$15.44	$16.64	1.00%	1.25%	0.66%	(1.83)%	(1.78)%

1290 VT High Yield Bond (Class IB)
2025	3,781	$ 54,324	$14.30	$16.49	0.00%	1.70%	10.55%	3.55%	7.57%
2024	493	$ 6,649	$13.31	$13.61	1.00%	1.65%	9.17%	5.75%	6.48%
2023	151	$ 1,951	$12.50	$12.87	1.00%	1.65%	9.61%	10.57%	11.31%
2022	47	$ 554	$11.23	$11.64	1.00%	1.65%	7.21%	(11.75)%	0.18%
2021	19	$ 262	$13.61	$13.61	1.30%	1.30%	12.24%	2.18%	2.18%

1290 VT Micro Cap (Class IB)
2025	206	$ 3,992	$18.69	$19.56	1.00%	1.65%	0.58%	14.45%	15.26%
2024	55	$ 910	$16.33	$16.97	1.00%	1.65%	0.39%	18.16%	18.84%
2023	38	$ 549	$13.82	$14.28	1.00%	1.65%	0.83%	5.74%	6.49%
2022	14	$ 187	$13.07	$13.41	1.00%	1.65%	0.17%	(27.15)%	(3.80)%
2021	10	$ 184	$17.94	$18.15	1.30%	1.65%	0.00%	(12.70)%	(12.40)%

1290 VT Moderate Growth Allocation (Class IB)
2025	11,043	$165,849	$14.66	$15.03	1.30%	1.65%	2.30%	11.48%	11.91%
2024	6,418	$ 86,138	$13.15	$13.43	1.30%	1.65%	1.93%	8.95%	9.36%
2023	4,610	$ 56,604	$12.07	$12.28	1.30%	1.65%	2.22%	14.41%	14.77%
2022	2,137	$ 22,851	$10.55	$10.70	1.30%	1.65%	2.22%	(18.72)%	(18.38)%
2021	781	$ 10,240	$12.98	$13.11	1.30%	1.65%	1.63%	8.53%	8.80%

1290 VT Multi-Alternative Strategies (Class IB)
2025	113	$ 1,381	$12.38	$12.98	0.00%	1.70%	2.73%	8.98%	13.36%
2024	29	$ 309	$10.69	$11.45	0.00%	1.25%	3.53%	7.76%	9.15%
2023	11	$ 110	$ 9.92	$10.02	1.00%	1.25%	3.24%	3.77%	3.94%
2022	1	$ 6	$ 9.64	$ 9.64	1.00%	1.00%	0.00%	(0.92)%	(0.92)%

FSA-142

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Natural Resources (Class IB)
2025	829	$12,040	$13.35	$15.64	0.00%	1.70%	4.16%	22.70%	27.99%
2024	161	$ 1,859	$10.67	$12.43	1.00%	1.65%	3.39%	(7.14)%	(6.40)%
2023	106	$ 1,301	$11.49	$13.28	1.00%	1.65%	4.25%	(0.52)%	0.08%
2022	54	$ 667	$11.55	$13.27	1.00%	1.65%	6.94%	(2.43)%	30.21%
2021	11	$ 98	$ 8.87	$ 9.15	1.30%	1.65%	7.40%	10.60%	10.77%

1290 VT Real Estate (Class IB)
2025	572	$ 7,041	$12.39	$14.59	0.00%	1.70%	4.25%	3.16%	9.70%
2024	111	$ 1,252	$12.06	$13.30	0.00%	1.30%	3.58%	(0.50)%	0.83%
2023	82	$ 922	$10.73	$12.12	1.00%	1.30%	4.26%	8.02%	8.38%
2022	27	$ 304	$ 9.90	$11.22	1.00%	1.30%	0.20%	(25.99)%	(0.60)%
2021	15	$ 230	$15.16	$15.16	1.30%	1.30%	9.72%	20.03%	20.03%

1290 VT Small Cap Value (Class IB)
2025	670	$11,712	$18.81	$22.16	0.00%	1.70%	1.70%	6.09%	8.20%
2024	201	$ 3,327	$16.14	$17.73	0.00%	1.65%	1.75%	18.85%	20.78%
2023	143	$ 1,988	$13.58	$14.03	1.00%	1.65%	1.49%	3.98%	4.70%
2022	80	$ 1,052	$13.06	$13.40	1.00%	1.65%	0.52%	(4.83)%	(1.58)%
2021	26	$ 349	$13.27	$13.42	1.30%	1.65%	2.41%	14.69%	15.00%

1290 VT SmartBeta Equity ESG (Class IB)
2025	493	$11,355	$17.67	$24.07	1.00%	1.70%	1.33%	6.45%	12.85%
2024	91	$ 1,802	$17.68	$21.33	1.00%	1.30%	1.02%	14.81%	15.24%
2023	71	$ 1,225	$15.40	$18.51	1.00%	1.30%	1.56%	15.10%	15.40%
2022	64	$ 921	$13.38	$16.04	1.00%	1.30%	1.76%	(15.69)%	(0.80)%
2021	21	$ 332	$15.87	$15.87	1.30%	1.30%	3.88%	20.05%	20.05%

1290 VT Socially Responsible (Class IB)
2025	231	$ 7,238	$17.62	$31.67	1.00%	1.65%	0.55%	15.24%	16.05%
2024	52	$ 1,221	$15.29	$27.29	1.00%	1.65%	0.53%	19.73%	20.49%
2023	35	$ 633	$12.77	$22.65	1.00%	1.65%	1.70%	25.32%	26.18%
2022	—	$ 1	$10.19	$10.19	1.65%	1.65%	0.00%	(2.77)%	(2.77)%

AB VPS Balanced Hedged Allocation Portfolio (Class B)
2025	38	$ 896	$22.54	$24.07	1.30%	1.70%	1.86%	10.54%	10.82%

AB VPS Discovery Value Portfolio (Class B)
2025	297	$ 5,380	$18.29	$20.38	0.30%	1.25%	0.96%	1.33%	8.87%
2024	25	$ 437	$17.79	$18.05	1.00%	1.25%	0.71%	8.34%	8.61%
2023	18	$ 292	$16.38	$16.66	1.00%	1.25%	1.03%	15.45%	15.68%

ALPS Global Opportunity Portfolio (Class III)
2025	104	$ 2,131	$20.15	$20.48	1.10%	1.25%	6.19%	0.55%	0.69%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2025	3,927	$86,895	$23.28	$26.48	0.00%	1.25%	2.59%	14.17%	15.63%
2024	1,041	$20,005	$20.39	$22.90	0.00%	1.25%	2.42%	14.61%	16.07%
2023	268	$ 4,521	$17.79	$19.73	0.00%	1.25%	4.04%	12.59%	14.05%
2022	10	$ 143	$14.59	$14.59	1.00%	1.00%	0.29%	(0.07)%	(0.07)%

FSA-143

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

American Funds Insurance Series® Global Growth Fund (Class 4)
2025	757	$20,482	$30.20	$34.35	0.00%	1.25%	1.72%	19.79%	21.34%
2024	181	$ 4,079	$22.14	$25.21	1.00%	1.25%	1.82%	11.99%	12.21%
2023	69	$ 1,419	$19.73	$22.51	1.00%	1.25%	1.26%	20.76%	21.12%
2022	—	$ 6	$16.29	$18.64	1.00%	1.25%	0.31%	0.49%	0.49%

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2025	432	$ 7,909	$18.92	$20.12	0.00%	1.70%	0.30%	11.43%	14.32%
2024	54	$ 888	$14.30	$16.94	1.00%	1.65%	0.84%	0.41%	1.06%
2023	32	$ 499	$14.15	$16.87	1.00%	1.65%	0.03%	13.91%	14.67%
2022	10	$ 149	$12.34	$14.81	1.00%	1.65%	0.00%	(30.86)%	(1.99)%
2021	4	$ 88	$22.10	$22.10	1.30%	1.30%	0.00%	(3.41)%	(3.41)%

American Funds Insurance Series® Managed Risk Asset Allocation Fund (Class P-2)
2025	87	$ 1,681	$18.86	$19.87	1.30%	1.70%	2.56%	9.84%	10.14%

American Funds Insurance Series® New World Fund® (Class 4)
2025	1,317	$25,154	$18.43	$20.74	0.00%	1.70%	1.32%	15.62%	27.95%
2024	308	$ 4,684	$14.75	$16.21	0.00%	1.65%	1.48%	4.61%	6.36%
2023	158	$ 2,261	$14.10	$15.24	0.00%	1.65%	2.00%	13.71%	15.63%
2022	49	$ 617	$12.03	$12.40	1.25%	1.65%	1.32%	(23.50)%	(0.25)%
2021	14	$ 235	$16.21	$16.73	1.30%	1.65%	0.97%	(2.29)%	(1.99)%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2025	1,396	$14,716	$10.19	$10.74	1.30%	1.70%	6.14%	3.45%	5.60%
2024	206	$ 2,103	$ 9.75	$10.17	1.30%	1.65%	4.86%	(0.71)%	(0.39)%
2023	122	$ 1,247	$10.21	$10.21	1.30%	1.30%	3.67%	3.44%	3.44%
2022	83	$ 819	$ 9.87	$ 9.87	1.30%	1.30%	3.53%	(13.95)%	(13.95)%
2021	42	$ 486	$11.47	$11.47	1.30%	1.30%	2.17%	(0.26)%	(0.26)%

BlackRock Global Allocation V.I. Fund (Class III)
2025	1,962	$37,484	$20.43	$20.96	0.00%	1.70%	6.43%	11.08%	19.54%
2024	245	$ 3,915	$14.39	$17.98	1.00%	1.65%	1.83%	7.09%	7.79%
2023	177	$ 2,601	$15.69	$16.79	0.00%	1.65%	3.21%	10.68%	12.47%
2022	53	$ 852	$11.99	$15.17	1.00%	1.65%	0.00%	(17.46)%	(0.75)%
2021	10	$ 198	$19.19	$19.19	1.30%	1.30%	1.26%	2.29%	2.29%

BlackRock Large Cap Focus Growth V.I. Fund (Class III)
2025	544	$41,648	$72.48	$77.39	1.30%	1.70%	0.00%	10.30%	10.59%
2024	68	$ 4,779	$66.65	$70.33	1.30%	1.65%	0.00%	29.22%	29.66%
2023	39	$ 2,109	$51.58	$54.24	1.30%	1.65%	0.00%	49.94%	50.50%
2022	25	$ 892	$34.40	$36.04	1.30%	1.65%	0.00%	(39.27)%	(39.05)%
2021	18	$ 1,068	$56.64	$59.13	1.30%	1.65%	0.00%	14.22%	14.57%

FSA-144

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Eaton Vance VT Floating-Rate Income Fund (Initial Class)
2025	1,269	$ 16,850	$12.60	$15.13	0.00%	1.70%	6.61%	1.53%	3.91%
2024	468	$ 6,056	$12.83	$14.56	0.00%	1.30%	7.87%	6.30%	7.77%
2023	365	$ 4,439	$12.07	$13.51	0.00%	1.30%	8.36%	9.83%	11.19%
2022	46	$ 509	$10.99	$11.03	1.00%	1.30%	4.98%	(4.02)%	0.18%
2021	5	$ 52	$11.45	$11.45	1.30%	1.30%	2.37%	1.15%	1.15%

EQ/400 Managed Volatility (Class IB)
2025	455	$ 16,580	$34.93	$37.29	1.30%	1.70%	0.91%	9.60%	9.87%

EQ/500 Managed Volatility (Class IB)
2025	1,655	$ 56,895	$17.58	$49.07	0.30%	1.70%	1.20%	14.92%	15.89%
2024	217	$ 3,317	$15.23	$15.32	1.00%	1.25%	1.42%	22.33%	22.66%
2023	76	$ 953	$12.45	$12.49	1.00%	1.25%	2.55%	23.63%	24.03%

EQ/2000 Managed Volatility (Class IB)
2025	556	$ 18,247	$31.42	$33.55	1.30%	1.70%	0.90%	19.33%	19.65%

EQ/AB Dynamic Aggressive Growth (Class IB)
2025	46,931	$743,778	$15.40	$15.85	1.30%	1.65%	1.79%	14.16%	14.61%
2024	21,092	$291,772	$13.49	$13.83	1.30%	1.65%	2.12%	12.14%	12.53%
2023	11,015	$135,363	$12.03	$12.29	1.30%	1.65%	1.62%	14.90%	15.29%
2022	2,823	$ 30,080	$10.47	$10.66	1.30%	1.65%	0.00%	(17.82)%	(17.56)%
2021	930	$ 12,029	$12.74	$12.93	1.30%	1.65%	0.21%	11.56%	11.95%

EQ/AB Dynamic Growth (Class IB)
2025	38,810	$627,821	$15.53	$16.21	1.30%	1.70%	1.59%	10.30%	13.36%
2024	11,554	$165,126	$13.82	$14.30	1.30%	1.65%	2.01%	10.65%	11.02%
2023	6,648	$ 85,585	$12.49	$12.88	1.30%	1.65%	1.36%	13.13%	13.48%
2022	2,680	$ 30,406	$11.04	$11.35	1.30%	1.65%	0.00%	(16.93)%	(16.61)%
2021	876	$ 11,915	$13.29	$13.61	1.30%	1.65%	1.21%	9.83%	10.20%

EQ/AB Dynamic Moderate Growth (Class IB)
2025	43,526	$804,685	$15.50	$17.61	1.00%	1.70%	1.95%	8.97%	12.32%
2024	7,976	$132,124	$13.80	$15.90	1.00%	1.65%	2.02%	8.98%	9.70%
2023	4,505	$ 68,758	$12.58	$14.59	1.00%	1.65%	1.48%	11.04%	11.72%
2022	1,990	$ 27,263	$11.26	$13.14	1.00%	1.65%	0.87%	(16.04)%	(0.79)%
2021	736	$ 11,976	$15.65	$16.26	1.30%	1.65%	3.17%	7.78%	8.04%

EQ/AB Short Duration Government Bond (Class IB)
2025	1,231	$ 12,562	$9.90	$11.26	0.00%	1.25%	5.62%	2.91%	4.16%
2024	220	$ 2,187	$9.62	$10.06	1.00%	1.25%	3.68%	3.11%	3.39%
2023	161	$ 1,544	$9.33	$9.73	1.00%	1.25%	2.96%	2.98%	3.29%
2022	42	$ 384	$9.06	$9.06	1.25%	1.25%	0.00%	0.44%	0.44%

EQ/AB Small Cap Growth (Class IB)
2025	1,615	$ 51,419	$26.63	$45.59	0.00%	1.70%	0.23%	9.23%	16.33%
2024	336	$ 8,574	$24.38	$42.78	0.00%	1.65%	0.39%	12.02%	13.93%
2023	83	$ 1,489	$17.72	$19.30	1.00%	1.25%	0.35%	16.27%	16.58%
2022	3	$ 55	$15.20	$16.60	1.00%	1.25%	0.20%	(5.03)%	(5.00)%

FSA-145

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Aggressive Allocation (Class IB)
2025	651	$ 16,155	$20.81	$30.26	1.00%	1.65%	2.27%	11.82%	12.03%
2024	63	$ 1,180	$18.61	$20.21	1.00%	1.25%	2.47%	12.34%	12.58%
2023	65	$ 1,094	$16.53	$17.99	1.00%	1.25%	2.36%	16.89%	17.23%
2022	8	$ 110	$14.10	$15.39	1.00%	1.25%	1.95%	(1.79)%	(1.74)%

EQ/Aggressive Growth Strategy (Class IB)
2025	117,768	$3,191,758	$15.97	$27.24	1.30%	1.70%	2.27%	12.54%	12.85%
2024	35,384	$ 870,351	$23.52	$24.61	1.30%	1.65%	3.02%	12.21%	12.63%
2023	17,466	$ 381,500	$20.96	$21.85	1.30%	1.65%	2.03%	16.25%	16.66%
2022	6,968	$ 130,414	$18.03	$18.73	1.30%	1.65%	1.41%	(19.69)%	(19.41)%
2021	2,025	$ 47,024	$22.45	$23.24	1.30%	1.65%	5.78%	9.78%	10.14%

EQ/All Asset Growth Allocation (Class IB)
2025	3,206	$ 63,958	$17.46	$24.01	1.00%	1.70%	3.55%	11.05%	16.01%
2024	81	$ 1,422	$15.05	$21.00	1.00%	1.65%	2.56%	9.32%	10.10%
2023	34	$ 459	$13.49	$13.67	1.00%	1.25%	4.68%	12.70%	12.98%

EQ/American Century Mid Cap Value (Class IB)
2025	1,764	$ 50,729	$26.93	$38.22	0.00%	1.70%	2.28%	6.55%	8.76%
2024	262	$ 5,903	$24.76	$36.03	0.00%	1.65%	2.20%	6.53%	8.31%
2023	159	$ 3,550	$22.86	$33.82	0.00%	1.65%	2.36%	4.25%	5.98%
2022	48	$ 1,247	$16.73	$32.44	1.00%	1.65%	4.69%	(3.11)%	(0.30)%
2021	5	$ 206	$33.48	$34.96	1.30%	1.65%	2.76%	14.58%	14.96%

EQ/American Century Moderate Growth Allocation (Class IB)
2025	9,260	$ 131,218	$13.76	$13.83	1.00%	1.65%	2.24%	10.46%	11.24%
2024	5,228	$ 66,801	$12.37	$12.52	1.00%	1.65%	1.84%	8.59%	9.28%
2023	2,983	$ 34,986	$11.53	$11.73	1.30%	1.65%	2.35%	13.82%	14.11%
2022	1,060	$ 10,893	$10.13	$10.28	1.30%	1.65%	1.91%	(18.70)%	(18.35)%
2021	487	$ 6,136	$12.46	$12.59	1.30%	1.65%	2.14%	6.50%	6.88%

EQ/Balanced Strategy (Class IB)
2025	58,436	$1,176,329	$14.83	$19.02	1.15%	1.70%	3.29%	8.93%	9.29%
2024	14,846	$ 276,927	$17.71	$18.69	1.30%	1.65%	3.11%	7.33%	7.72%
2023	10,260	$ 177,678	$16.50	$17.35	1.30%	1.65%	2.23%	11.34%	11.79%
2022	4,218	$ 65,351	$14.82	$15.52	1.30%	1.65%	1.63%	(16.93)%	(16.69)%
2021	1,259	$ 23,446	$17.84	$18.63	1.30%	1.65%	3.74%	4.94%	5.31%

EQ/Capital Group Research (Class IB)
2025	53	$ 3,690	$67.53	$72.10	1.30%	1.70%	0.43%	13.53%	13.81%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	1,206	$ 38,640	$24.84	$42.94	1.00%	1.70%	0.00%	6.58%	6.61%
2024	272	$ 6,310	$22.92	$23.30	1.00%	1.30%	0.00%	25.11%	25.47%
2023	94	$ 1,722	$18.32	$18.57	1.00%	1.30%	0.00%	44.03%	44.40%
2022	8	$ 103	$12.72	$12.72	1.30%	1.30%	0.00%	(33.02)%	(33.02)%
2021	4	$ 70	$18.99	$18.99	1.30%	1.30%	0.00%	20.04%	20.04%

FSA-146

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	287	$ 6,684	$22.05	$23.07	1.00%	1.65%	0.18%	5.86%	6.56%
2024	111	$ 2,385	$20.83	$21.65	1.00%	1.65%	0.37%	20.40%	21.22%
2023	74	$ 1,297	$17.30	$17.86	1.00%	1.65%	0.80%	22.61%	23.34%
2022	39	$ 563	$14.11	$14.48	1.00%	1.65%	0.67%	(28.30)%	(2.56)%
2021	12	$ 227	$19.68	$19.90	1.30%	1.65%	0.71%	14.95%	15.30%

EQ/Common Stock Index (Class IA)
2025	623	$ 36,914	$56.08	$59.88	1.30%	1.70%	0.89%	14.52%	14.80%
2024	135	$ 7,002	$49.43	$52.16	1.30%	1.65%	1.01%	21.03%	21.44%
2023	97	$ 4,168	$40.84	$42.95	1.30%	1.65%	1.50%	23.05%	23.53%
2022	73	$ 2,525	$33.19	$34.77	1.30%	1.65%	0.96%	(20.81)%	(20.54)%
2021	44	$ 1,901	$41.91	$43.76	1.30%	1.65%	1.56%	18.22%	18.59%

EQ/Common Stock Index (Class IB)
2025	1,096	$ 34,929	$35.75	$40.66	0.00%	1.25%	0.89%	14.84%	16.30%
2024	312	$ 8,670	$31.13	$34.96	0.00%	1.25%	1.01%	21.51%	23.06%
2023	128	$ 2,969	$21.96	$25.62	1.00%	1.25%	1.50%	23.59%	23.93%
2022	3	$ 50	$17.72	$17.72	1.00%	1.00%	0.96%	(3.22)%	(3.22)%

EQ/Conservative Allocation (Class IB)
2025	1,729	$ 18,790	$10.79	$10.94	1.00%	1.25%	4.63%	6.20%	6.42%
2024	224	$ 2,290	$10.16	$10.28	1.00%	1.25%	3.72%	3.25%	3.63%
2023	165	$ 1,634	$9.84	$9.92	1.00%	1.25%	4.02%	6.61%	6.90%
2022	6	$ 52	$9.23	$9.28	1.00%	1.25%	3.13%	0.54%	0.54%

EQ/Conservative Growth Strategy (Class IB)
2025	30,106	$527,267	$10.07	$16.55	1.00%	1.70%	3.60%	(0.10)%	7.75%
2024	7,497	$122,582	$15.51	$16.37	1.30%	1.65%	3.40%	5.87%	6.23%
2023	4,923	$ 75,798	$14.65	$15.41	1.30%	1.65%	2.21%	9.74%	10.15%
2022	2,380	$ 33,277	$13.35	$13.99	1.30%	1.65%	1.60%	(15.93)%	(15.62)%
2021	736	$ 12,202	$15.88	$16.58	1.30%	1.65%	3.51%	3.39%	3.69%

EQ/Conservative Strategy (Class IB)
2025	20,037	$264,379	$12.45	$13.29	1.30%	1.70%	4.16%	5.24%	6.41%
2024	4,831	$ 60,190	$11.83	$12.49	1.30%	1.65%	3.49%	3.05%	3.48%
2023	3,357	$ 40,439	$11.48	$12.07	1.30%	1.65%	2.48%	6.49%	6.81%
2022	1,291	$ 14,533	$10.78	$11.30	1.30%	1.65%	1.89%	(13.76)%	(13.41)%
2021	280	$ 3,654	$12.50	$13.05	1.30%	1.65%	2.60%	0.32%	0.62%

EQ/Core Bond Index (Class IB)
2025	12,215	$130,162	$10.32	$11.78	0.00%	1.70%	4.72%	2.58%	6.41%
2024	1,589	$ 15,883	$ 9.94	$11.07	0.00%	1.65%	3.66%	0.71%	2.41%
2023	634	$ 6,292	$ 9.81	$ 9.87	1.00%	1.65%	3.42%	2.81%	3.48%
2022	122	$ 1,219	$ 9.48	$ 9.60	1.00%	1.65%	2.15%	(10.20)%	0.74%
2021	51	$ 564	$11.16	$11.16	1.30%	1.30%	3.45%	(2.36)%	(2.36)%

EQ/Core Plus Bond (Class IB)
2025	2,672	$ 26,301	$8.86	$11.82	0.00%	1.70%	7.58%	3.63%	8.64%
2024	456	$ 4,554	$8.32	$10.88	0.00%	1.65%	6.58%	(2.35)%	(0.73)%
2023	264	$ 2,599	$8.52	$10.83	1.00%	1.65%	3.95%	2.90%	3.54%
2022	49	$ 408	$8.28	$ 8.33	1.30%	1.65%	2.63%	2.60%	2.71%

FSA-147

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Emerging Markets Equity PLUS (Class IB)
2025	381	$ 5,156	$12.65	$15.84	0.00%	1.70%	2.88%	21.28%	33.45%
2024	137	$ 1,406	$10.12	$11.87	0.00%	1.30%	2.45%	2.64%	4.03%
2023	106	$ 1,067	$ 9.86	$10.30	1.00%	1.30%	4.25%	8.95%	9.23%
2022	27	$ 240	$ 9.05	$ 9.05	1.30%	1.30%	2.47%	(18.69)%	(18.69)%
2021	15	$ 172	$11.13	$11.13	1.30%	1.30%	2.53%	(9.22)%	(9.22)%

EQ/Equity 500 Index (Class IA)
2025	2,596	$161,110	$59.01	$63.00	1.30%	1.70%	1.14%	15.10%	15.70%
2024	451	$ 24,530	$51.60	$54.45	1.30%	1.65%	1.14%	22.25%	22.69%
2023	313	$ 13,859	$42.21	$44.38	1.30%	1.65%	1.71%	23.53%	23.97%
2022	205	$ 7,350	$34.17	$35.80	1.30%	1.65%	1.39%	(19.88)%	(19.60)%
2021	106	$ 4,741	$42.65	$44.53	1.30%	1.65%	1.53%	22.07%	22.44%

EQ/Equity 500 Index (Class IB)
2025	7,543	$270,783	$43.69	$45.15	0.00%	1.65%	1.14%	15.12%	17.23%
2024	1,527	$ 44,706	$33.19	$37.27	0.00%	1.25%	1.14%	22.79%	24.32%
2023	701	$ 16,575	$27.03	$29.98	0.00%	1.25%	1.71%	23.99%	25.54%
2022	26	$ 482	$18.54	$21.80	1.00%	1.25%	1.39%	(2.94)%	(2.93)%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	2,405	$122,935	$43.51	$57.94	0.00%	1.70%	0.58%	17.24%	18.33%
2024	287	$ 9,602	$36.77	$50.19	0.00%	1.65%	0.47%	22.44%	24.52%
2023	149	$ 4,289	$22.68	$40.99	1.00%	1.65%	0.75%	29.22%	30.12%
2022	16	$ 546	$17.43	$31.72	1.00%	1.65%	0.64%	(22.37)%	(3.33)%
2021	7	$ 311	$40.86	$42.65	1.30%	1.65%	0.74%	17.38%	17.72%

EQ/Franklin Rising Dividends (Class IB)
2025	2,393	$ 72,526	$32.07	$33.31	0.00%	1.70%	1.12%	8.60%	11.82%
2024	441	$ 11,630	$24.16	$29.35	1.00%	1.65%	1.06%	8.95%	9.67%
2023	269	$ 6,509	$22.03	$26.94	1.00%	1.65%	1.64%	10.27%	10.98%
2022	50	$ 1,243	$19.85	$24.43	1.00%	1.65%	1.36%	(12.09)%	(0.25)%
2021	10	$ 298	$27.79	$28.68	1.30%	1.65%	1.25%	24.56%	24.91%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	16	$ 545	$32.14	$34.04	1.30%	1.65%	0.91%	16.07%	16.30%

EQ/Global Equity Managed Volatility (Class IB)
2025	67	$ 1,843	$26.36	$28.15	1.30%	1.70%	0.81%	14.06%	14.34%

EQ/Goldman Sachs Growth Allocation (Class IB)
2025	33,857	$521,236	$13.92	$15.04	1.00%	1.65%	2.69%	10.34%	11.00%
2024	19,042	$264,931	$12.54	$13.63	1.00%	1.65%	2.97%	10.36%	11.17%
2023	9,760	$122,574	$11.28	$12.35	1.00%	1.65%	3.42%	8.36%	15.64%
2022	2,994	$ 32,412	$10.68	$10.83	1.30%	1.65%	1.23%	(16.82)%	(16.50)%
2021	826	$ 10,711	$12.84	$12.97	1.30%	1.65%	0.29%	8.72%	8.99%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	425	$ 12,374	$14.44	$37.57	0.00%	1.70%	1.48%	9.23%	9.37%
2024	153	$ 2,931	$13.22	$35.26	0.00%	1.65%	1.08%	10.05%	11.84%
2023	40	$ 1,221	$11.80	$32.04	1.00%	1.65%	0.96%	9.39%	14.01%
2022	19	$ 572	$30.69	$30.69	1.30%	1.30%	0.83%	(11.76)%	(11.76)%
2021	7	$ 244	$34.78	$34.78	1.30%	1.30%	0.70%	19.72%	19.72%

FSA-148

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
2025	35,891	$ 524,269	$10.15	$10.18	0.30%	1.70%	2.81%	0.40%	0.59%
2024	12,281	$ 166,570	$12.10	$13.13	1.00%	1.65%	2.97%	7.62%	8.33%
2023	7,451	$ 93,666	$12.20	$12.58	1.30%	1.65%	3.81%	12.13%	12.52%
2022	2,236	$ 24,972	$10.88	$11.18	1.30%	1.65%	0.91%	(17.20)%	(16.94)%
2021	698	$ 9,395	$13.14	$13.46	1.30%	1.65%	0.07%	7.18%	7.59%

EQ/Growth Strategy (Class IB)
2025	80,950	$2,148,848	$25.04	$26.71	0.65%	1.70%	2.66%	11.34%	12.04%
2024	18,327	$ 445,059	$23.03	$24.30	1.30%	1.65%	2.95%	10.56%	10.91%
2023	11,275	$ 246,792	$20.83	$21.91	1.30%	1.65%	2.01%	14.58%	15.01%
2022	4,988	$ 94,922	$18.18	$19.05	1.30%	1.65%	1.29%	(18.80)%	(18.52)%
2021	2,139	$ 50,006	$22.39	$23.38	1.30%	1.65%	5.10%	8.11%	8.44%

EQ/Intermediate Corporate Bond (Class IB)
2025	236	$ 2,837	$11.98	$12.31	0.00%	1.25%	6.18%	7.64%	9.03%
2024	169	$ 1,881	$11.13	$11.16	1.00%	1.25%	11.40%	1.92%	2.10%
2023	5	$ 52	$10.93	$10.93	1.00%	1.00%	1.26%	7.58%	7.58%

EQ/Intermediate Government Bond (Class IB)
2025	4,676	$ 45,982	$ 9.36	$11.07	0.00%	1.70%	4.85%	1.96%	5.53%
2024	521	$ 4,940	$ 9.53	$ 9.59	1.00%	1.30%	3.31%	1.05%	1.28%
2023	290	$ 2,712	$ 9.41	$ 9.49	1.00%	1.30%	11.85%	2.48%	2.84%
2022	17	$ 155	$ 9.15	$ 9.26	1.00%	1.30%	1.26%	(8.77)%	0.44%
2021	8	$ 79	$10.15	$10.15	1.30%	1.30%	1.70%	(2.59)%	(2.59)%

EQ/International Core Managed Volatility (Class IB)
2025	121	$ 2,249	$17.58	$18.77	1.30%	1.70%	1.98%	11.05%	24.47%
2024	21	$ 316	$15.08	$15.08	1.30%	1.30%	2.28%	1.89%	1.89%
2023	19	$ 274	$14.80	$14.80	1.30%	1.30%	2.05%	15.26%	15.26%
2022	13	$ 163	$12.84	$12.84	1.30%	1.30%	1.75%	(15.25)%	(15.25)%
2021	6	$ 92	$15.15	$15.15	1.30%	1.30%	4.77%	4.63%	4.63%

EQ/International Equity Index (Class IA)
2025	1,007	$ 20,643	$19.73	$21.06	1.30%	1.70%	6.45%	11.28%	29.76%
2024	148	$ 2,406	$15.38	$16.23	1.30%	1.65%	4.20%	3.15%	3.51%
2023	103	$ 1,609	$14.91	$15.68	1.30%	1.65%	4.56%	17.03%	17.54%
2022	71	$ 945	$12.74	$13.34	1.30%	1.65%	2.87%	(13.33)%	(13.09)%
2021	48	$ 736	$15.35	$15.35	1.30%	1.30%	5.06%	4.85%	4.85%

EQ/International Equity Index (Class IB)
2025	2,299	$ 39,831	$17.23	$19.60	0.00%	1.25%	6.45%	29.84%	31.46%
2024	440	$ 5,872	$13.27	$14.91	0.00%	1.25%	4.20%	3.51%	4.85%
2023	152	$ 1,949	$12.81	$12.82	1.00%	1.25%	4.56%	17.61%	17.85%
2022	3	$ 29	$10.87	$10.87	1.00%	1.00%	2.87%	2.35%	2.35%

EQ/International Managed Volatility (Class IB)
2025	1,735	$ 30,404	$16.81	$17.95	1.30%	1.70%	2.10%	10.59%	10.87%

EQ/International Value Managed Volatility (Class IB)
2025	43	$ 728	$16.35	$17.46	1.30%	1.70%	2.10%	11.07%	11.35%

FSA-149

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Invesco Comstock (Class IB)
2025	635	$ 22,593	$15.16	$43.53	0.00%	1.70%	1.90%	12.68%	16.98%
2024	127	$ 3,487	$12.96	$38.17	0.00%	1.65%	2.08%	12.96%	14.79%
2023	1	$ 6	$11.27	$11.27	1.00%	1.00%	2.48%	9.63%	9.63%

EQ/Invesco Global (Class IB)
2025	1,073	$ 33,722	$29.03	$35.77	0.00%	1.70%	0.00%	11.89%	15.43%
2024	166	$ 4,370	$20.25	$31.77	1.00%	1.65%	0.00%	13.91%	14.67%
2023	41	$ 772	$17.66	$19.58	1.00%	1.25%	0.00%	32.12%	32.48%
2022	—	$ 6	$13.33	$13.33	1.00%	1.00%	0.00%	(2.56)%	(2.56)%

EQ/Invesco Global Real Assets (Class IB)
2025	887	$ 16,259	$17.07	$20.38	0.00%	1.70%	3.97%	4.57%	15.96%
2024	76	$ 1,012	$11.94	$19.01	1.00%	1.30%	3.30%	(1.09)%	(0.75)%
2023	33	$ 524	$12.03	$18.28	1.00%	1.65%	2.72%	8.36%	8.97%
2022	17	$ 293	$11.04	$17.68	1.00%	1.30%	1.83%	(10.16)%	(1.34)%
2021	12	$ 243	$19.68	$19.68	1.30%	1.30%	6.20%	15.83%	15.83%

EQ/Invesco Moderate Allocation (Class IB)
2025	16,114	$224,327	$13.36	$13.95	1.30%	1.70%	2.59%	7.40%	7.97%
2024	5,698	$ 73,622	$12.49	$12.92	1.30%	1.65%	2.43%	7.03%	7.40%
2023	3,524	$ 42,379	$11.67	$12.03	1.30%	1.65%	2.40%	9.99%	10.37%
2022	1,258	$ 13,708	$10.61	$10.90	1.30%	1.65%	0.47%	(14.30)%	(13.97)%
2021	415	$ 5,251	$12.38	$12.67	1.30%	1.65%	0.00%	5.09%	5.32%

EQ/Invesco Moderate Growth Allocation (Class IB)
2025	18,374	$277,985	$14.77	$15.13	1.30%	1.65%	2.82%	10.72%	11.09%
2024	9,092	$123,775	$13.34	$13.62	1.30%	1.65%	2.89%	8.46%	8.87%
2023	5,864	$ 73,338	$12.30	$12.51	1.30%	1.65%	3.32%	13.57%	13.93%
2022	2,656	$ 29,154	$10.83	$10.98	1.30%	1.65%	1.80%	(17.08)%	(16.76)%
2021	305	$ 4,021	$13.06	$13.19	1.30%	1.65%	0.47%	7.14%	7.41%

EQ/Janus Enterprise (Class IB)
2025	1,791	$ 49,286	$26.81	$36.88	0.00%	1.70%	0.00%	6.99%	8.02%
2024	366	$ 8,609	$24.82	$34.99	0.00%	1.65%	0.02%	12.26%	14.17%
2023	123	$ 2,293	$18.20	$19.60	1.00%	1.25%	0.05%	15.57%	15.85%
2022	24	$ 417	$15.71	$16.96	1.00%	1.25%	0.00%	(0.59)%	(0.57)%

EQ/JPMorgan Growth Allocation (Class IB)
2025	40,771	$613,609	$13.64	$14.64	0.00%	1.65%	2.24%	8.93%	10.80%
2024	20,951	$288,387	$12.31	$13.44	0.00%	1.65%	3.47%	9.71%	11.50%
2023	11,445	$143,275	$11.02	$12.25	1.00%	1.65%	3.62%	6.47%	11.97%
2022	3,680	$ 40,978	$10.94	$11.14	1.30%	1.65%	0.78%	(14.93)%	(14.64)%
2021	869	$ 11,333	$12.86	$13.05	1.30%	1.65%	0.00%	7.89%	8.21%

EQ/JPMorgan Growth Stock (Class IB)
2025	3,258	$152,899	$45.78	$66.17	0.00%	1.70%	0.00%	13.58%	14.77%
2024	622	$ 23,155	$39.89	$59.11	0.00%	1.65%	0.00%	31.56%	33.77%
2023	205	$ 4,797	$26.89	$29.82	0.00%	1.25%	0.00%	44.49%	46.32%
2022	6	$ 97	$15.67	$18.61	1.00%	1.25%	0.00%	(5.82)%	(5.77)%

FSA-150

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/JPMorgan Hedged Equity and Premium Income (Class IB)
2025	15,121	$219,152	$10.22	$13.95	1.00%	1.70%	3.17%	1.39%	8.48%
2024	5,911	$ 77,327	$12.68	$13.09	1.30%	1.65%	2.08%	5.32%	5.74%
2023	3,116	$ 38,555	$12.04	$12.38	1.30%	1.65%	2.51%	10.36%	10.73%
2022	745	$ 8,329	$10.91	$11.18	1.30%	1.65%	1.65%	(15.56)%	(15.30)%
2021	191	$ 2,526	$12.92	$13.20	1.30%	1.65%	0.46%	4.11%	4.51%

EQ/JPMorgan Value Opportunities (Class IB)
2025	2,915	$ 64,854	$14.29	$22.69	0.00%	1.70%	1.46%	15.06%	15.41%
2024	1,130	$ 20,917	$17.89	$19.66	0.00%	1.65%	1.48%	13.52%	15.44%
2023	663	$ 10,722	$15.76	$17.03	0.00%	1.65%	2.07%	9.07%	10.94%
2022	226	$ 3,323	$14.45	$14.82	1.00%	1.65%	1.45%	(2.18)%	(1.43)%
2021	74	$ 1,106	$14.66	$14.83	1.30%	1.65%	1.42%	9.16%	9.53%

EQ/Large Cap Growth Index (Class IB)
2025	1,999	$112,647	$59.18	$82.79	0.00%	1.70%	0.00%	17.18%	17.72%
2024	518	$ 23,195	$50.27	$72.08	0.00%	1.65%	0.04%	30.13%	32.32%
2023	177	$ 5,255	$28.63	$34.25	1.00%	1.25%	0.35%	39.80%	40.21%
2022	20	$ 458	$20.42	$24.50	1.00%	1.25%	0.34%	(5.00)%	(4.98)%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	39	$ 2,551	$62.22	$66.43	1.30%	1.70%	0.09%	14.27%	14.53%

EQ/Large Cap Value Index (Class IB)
2025	2,773	$ 69,993	$27.82	$37.46	0.00%	1.70%	2.46%	11.42%	15.01%
2024	405	$ 8,964	$24.19	$33.39	0.00%	1.65%	2.10%	11.63%	13.51%
2023	116	$ 2,006	$16.79	$19.21	1.00%	1.25%	2.27%	9.33%	9.60%
2022	8	$ 127	$15.32	$17.57	1.00%	1.25%	2.19%	(1.35)%	(1.35)%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	171	$ 6,180	$34.42	$36.74	1.30%	1.70%	2.00%	11.39%	11.64%
2024	28	$ 947	$33.65	$33.65	1.30%	1.30%	1.65%	12.65%	12.65%
2023	27	$ 813	$29.87	$29.87	1.30%	1.30%	1.65%	12.50%	12.50%
2022	24	$ 649	$26.55	$26.55	1.30%	1.30%	1.64%	(12.75)%	(12.75)%
2021	12	$ 370	$30.43	$30.43	1.30%	1.30%	2.29%	16.37%	16.37%

EQ/Lazard Emerging Markets Equity (Class IB)
2025	1,808	$ 31,637	$17.60	$17.68	0.00%	1.70%	6.64%	23.72%	42.05%
2024	141	$ 1,719	$12.39	$12.76	0.00%	1.65%	5.76%	5.54%	7.37%
2023	69	$ 787	$11.15	$12.09	1.00%	1.65%	6.81%	19.70%	20.41%
2022	16	$ 174	$9.26	$10.10	1.00%	1.65%	5.21%	(16.32)%	1.98%
2021	8	$ 109	$12.07	$12.60	1.30%	1.65%	5.91%	0.17%	0.48%

EQ/Long-Term Bond (Class IB)
2025	75	$ 866	$11.55	$11.87	0.00%	1.25%	5.85%	4.52%	5.79%
2024	28	$ 306	$11.05	$11.22	0.00%	1.25%	6.87%	(5.64)%	(4.35)%

EQ/Loomis Sayles Growth (Class IB)
2025	1,419	$ 76,591	$53.76	$65.66	0.00%	1.70%	0.00%	9.89%	13.08%
2024	230	$ 10,549	$47.54	$59.51	0.00%	1.65%	0.00%	31.54%	33.76%
2023	63	$ 1,829	$27.18	$32.04	1.00%	1.25%	0.00%	41.96%	42.30%
2022	17	$ 373	$19.10	$22.57	1.00%	1.25%	0.00%	(3.51)%	(3.49)%

FSA-151

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS International Growth (Class IB)
2025	1,996	$ 46,213	$23.32	$25.85	0.00%	1.70%	1.43%	6.51%	20.95%
2024	371	$ 6,949	$19.28	$21.91	0.00%	1.65%	0.97%	6.98%	8.74%
2023	119	$ 1,947	$15.98	$17.73	0.00%	1.25%	1.97%	12.93%	14.39%
2022	21	$ 301	$14.07	$14.15	1.00%	1.25%	1.13%	0.21%	0.21%

EQ/MFS International Intrinsic Value (Class IB)
2025	2,732	$ 75,969	$26.94	$32.78	0.00%	1.70%	1.98%	12.72%	32.91%
2024	346	$ 6,530	$20.27	$25.28	0.00%	1.65%	1.82%	5.20%	7.02%
2023	183	$ 3,658	$15.59	$24.03	1.00%	1.65%	1.81%	15.42%	16.17%
2022	60	$ 1,306	$13.42	$20.82	1.00%	1.65%	0.54%	(25.05)%	(0.52)%
2021	31	$ 897	$27.78	$29.00	1.30%	1.65%	0.73%	9.59%	9.89%

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	507	$ 25,251	$47.38	$50.59	1.30%	1.70%	0.00%	(1.82)%	4.22%
2024	34	$ 1,629	$46.00	$48.54	1.30%	1.65%	0.00%	12.58%	12.99%
2023	25	$ 1,080	$40.86	$42.96	1.30%	1.65%	0.00%	20.32%	20.74%
2022	15	$ 546	$33.96	$35.58	1.30%	1.65%	0.00%	(28.26)%	(28.00)%
2021	9	$ 459	$47.34	$49.42	1.30%	1.65%	0.00%	18.74%	19.08%

EQ/MFS Technology (Class IB)
2025	2,516	$128,683	$31.06	$95.77	0.00%	1.70%	0.00%	16.24%	17.39%
2024	634	$ 22,289	$26.72	$84.45	0.00%	1.65%	0.00%	33.81%	36.05%
2023	231	$ 7,892	$19.64	$63.11	0.00%	1.65%	0.00%	51.56%	54.16%
2022	48	$ 1,961	$12.30	$41.64	1.00%	1.65%	0.00%	(37.34)%	(4.13)%
2021	23	$ 1,584	$66.45	$69.38	1.30%	1.65%	0.00%	6.87%	7.20%

EQ/MFS Utilities Series (Class IB)
2025	1,150	$ 28,085	$22.39	$30.36	0.00%	1.70%	4.05%	6.56%	14.64%
2024	110	$ 2,265	$19.53	$27.14	0.00%	1.65%	1.74%	9.39%	11.22%
2023	82	$ 1,653	$14.14	$24.81	1.00%	1.65%	2.62%	(3.99)%	(3.35)%
2022	29	$ 771	$14.63	$25.84	1.00%	1.65%	9.38%	(1.22)%	3.83%
2021	9	$ 242	$26.16	$27.31	1.30%	1.65%	3.68%	16.68%	17.01%

EQ/Mid Cap Index (Class IB)
2025	2,574	$ 74,527	$27.71	$41.94	0.00%	1.70%	1.38%	6.82%	9.59%
2024	546	$ 13,110	$25.94	$40.25	0.00%	1.65%	1.17%	11.34%	13.18%
2023	167	$ 3,077	$20.66	$22.92	0.00%	1.25%	1.49%	14.27%	15.76%
2022	5	$ 76	$15.81	$15.81	1.00%	1.00%	1.15%	(2.95)%	(2.95)%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	82	$ 2,862	$33.00	$35.23	1.30%	1.70%	1.67%	9.93%	10.20%
2024	22	$ 754	$32.23	$34.01	1.30%	1.65%	1.48%	9.81%	10.21%
2023	20	$ 625	$29.35	$30.86	1.30%	1.65%	1.50%	11.34%	11.73%
2022	18	$ 498	$26.36	$27.62	1.30%	1.65%	1.11%	(16.00)%	(15.69)%
2021	11	$ 356	$31.38	$32.76	1.30%	1.65%	1.39%	14.90%	15.27%

EQ/Moderate Allocation (Class IA)
2025	1,585	$ 30,561	$18.22	$19.45	1.30%	1.70%	3.55%	7.75%	8.72%
2024	89	$ 1,590	$16.96	$17.89	1.30%	1.65%	3.09%	6.13%	6.49%
2023	127	$ 2,135	$15.98	$16.80	1.30%	1.65%	3.54%	10.51%	10.89%
2022	61	$ 923	$14.46	$15.15	1.30%	1.65%	1.24%	(16.85)%	(16.57)%
2021	50	$ 913	$17.39	$18.16	1.30%	1.65%	5.08%	3.64%	4.01%

FSA-152

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Moderate Allocation (Class IB)
2025	4,039	$ 61,613	$15.59	$17.73	0.00%	1.25%	3.55%	8.87%	10.19%
2024	1,091	$ 15,197	$14.32	$16.09	0.00%	1.25%	3.09%	6.55%	7.91%
2023	682	$ 8,873	$12.96	$13.44	1.00%	1.25%	3.54%	10.98%	11.24%
2022	11	$ 124	$11.65	$11.65	1.00%	1.00%	1.24%	(0.34)%	(0.34)%

EQ/Moderate Growth Strategy (Class IB)
2025	95,991	$2,217,643	$21.87	$23.35	1.30%	1.70%	3.07%	10.12%	10.40%
2024	16,215	$ 345,396	$20.23	$21.35	1.30%	1.65%	3.08%	8.88%	9.32%
2023	10,213	$ 198,960	$18.58	$19.53	1.30%	1.65%	2.15%	13.02%	13.35%
2022	4,293	$ 73,686	$16.44	$17.23	1.30%	1.65%	1.37%	(17.88)%	(17.56)%
2021	1,468	$ 30,600	$20.02	$20.90	1.30%	1.65%	4.52%	6.55%	6.85%

EQ/Moderate-Plus Allocation (Class IB)
2025	2,278	$ 43,161	$21.41	$23.76	0.00%	1.65%	2.90%	10.05%	11.51%
2024	508	$ 8,237	$16.14	$17.10	1.00%	1.25%	2.94%	9.40%	9.65%
2023	336	$ 4,999	$14.72	$15.63	1.00%	1.25%	2.79%	13.92%	14.20%
2022	33	$ 437	$12.89	$13.72	1.00%	1.25%	4.23%	(1.22)%	(1.15)%

EQ/Money Market (Class IA)
2025	6,150	$ 58,753	$9.01	$9.62	1.30%	1.70%	3.57%	1.01%	2.23%
2024	2,934	$ 27,584	$8.92	$9.41	1.30%	1.65%	4.47%	3.00%	3.29%
2023	2,311	$ 21,086	$9.11	$9.44	1.30%	1.65%	4.46%	2.72%	3.17%
2022	451	$ 3,982	$8.83	$8.83	1.30%	1.30%	2.51%	(0.23)%	(0.23)%
2021	11	$ 99	$8.48	$8.85	1.30%	1.65%	0.00%	(1.17)%	(1.01)%

EQ/Money Market (Class IB)
2025	98,175	$ 818,620	$1.09	$11.62	0.00%	1.65%	3.57%	0.93%	3.72%
2024	52,801	$ 577,804	$9.95	$11.21	0.00%	1.25%	4.47%	3.32%	4.67%
2023	24,722	$ 258,854	$9.63	$10.00	0.00%	1.25%	4.46%	3.22%	4.49%
2022	4,360	$ 43,216	$9.19	$9.57	0.00%	1.65%	2.51%	(0.54)%	0.42%
2021	29	$ 270	$9.24	$9.24	1.65%	1.65%	0.00%	(1.28)%	(1.28)%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	26	$ 440	$16.64	$16.78	1.10%	1.25%	0.24%	11.30%	11.42%

EQ/PIMCO Global Real Return (Class IB)
2025	1,089	$ 11,848	$10.20	$12.73	0.00%	1.70%	2.16%	2.51%	5.47%
2024	136	$ 1,432	$10.32	$10.48	1.00%	1.30%	0.85%	(1.62)%	(1.32)%
2023	48	$ 509	$10.49	$10.62	1.00%	1.30%	2.03%	2.84%	3.11%
2022	20	$ 206	$10.20	$10.20	1.30%	1.30%	12.78%	(17.27)%	(17.27)%
2021	9	$ 110	$12.33	$12.33	1.30%	1.30%	18.98%	6.48%	6.48%

EQ/PIMCO Real Return (Class IB)
2025	954	$ 12,346	$12.31	$13.15	1.30%	1.70%	4.76%	2.84%	6.56%
2024	130	$ 1,611	$11.70	$12.34	1.30%	1.65%	3.87%	0.26%	0.57%
2023	125	$ 1,543	$11.67	$12.27	1.30%	1.65%	1.60%	1.92%	2.25%
2022	66	$ 788	$11.45	$12.00	1.30%	1.65%	8.18%	(12.86)%	(12.54)%
2021	29	$ 393	$13.14	$13.72	1.30%	1.65%	9.78%	5.04%	5.38%

EQ/PIMCO Total Return ESG (Class IB)
2025	4,556	$ 53,488	$11.92	$12.66	0.00%	1.70%	6.59%	5.02%	8.67%
2024	599	$ 6,574	$11.24	$11.65	0.00%	1.65%	6.28%	0.27%	2.01%
2023	283	$ 3,119	$10.18	$11.21	1.00%	1.65%	3.78%	3.99%	4.62%
2022	120	$ 1,353	$9.73	$10.78	1.00%	1.65%	3.92%	(15.45)%	1.67%
2021	67	$ 891	$12.75	$13.31	1.30%	1.65%	3.17%	(1.24)%	(0.97)%

FSA-153

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/PIMCO Ultra Short Bond (Class IB)
2025	2,335	$ 25,121	$9.76	$12.22	0.00%	1.70%	5.68%	1.56%	4.53%
2024	763	$ 8,039	$9.58	$11.69	0.00%	1.65%	6.28%	4.13%	5.79%
2023	263	$ 2,672	$9.96	$11.05	0.00%	1.25%	6.36%	4.29%	5.64%
2022	22	$ 212	$9.55	$9.88	1.00%	1.25%	1.81%	0.42%	0.51%

EQ/Small Company Index (Class IB)
2025	1,699	$ 44,013	$24.98	$38.85	0.00%	1.70%	1.25%	12.57%	19.72%
2024	410	$ 9,132	$22.19	$35.38	0.00%	1.65%	1.81%	9.30%	11.12%
2023	102	$ 1,680	$18.00	$19.97	0.00%	1.25%	1.72%	15.31%	16.78%
2022	4	$ 62	$14.27	$14.27	1.00%	1.00%	1.29%	(5.12)%	(5.12)%

EQ/T. Rowe Price Health Sciences (Class IB)
2025	1,687	$ 62,664	$33.75	$65.92	0.00%	1.70%	0.00%	19.22%	26.82%
2024	304	$ 7,422	$28.31	$56.69	0.00%	1.65%	0.00%	(0.11)%	1.58%
2023	137	$ 4,241	$27.87	$56.75	0.00%	1.65%	0.00%	2.27%	3.99%
2022	41	$ 1,959	$16.19	$55.49	1.00%	1.65%	0.00%	(14.81)%	0.62%
2021	18	$ 1,216	$65.14	$68.00	1.30%	1.65%	0.00%	5.47%	5.77%

EQ/Ultra Conservative Strategy (Class IB)
2025	63,530	$676,984	$10.26	$10.87	1.30%	1.70%	2.81%	3.74%	4.02%

EQ/Value Equity (Class IB)
2025	1,411	$ 38,555	$23.40	$31.27	0.30%	1.70%	2.30%	7.57%	8.43%
2024	130	$ 2,478	$21.34	$28.88	0.00%	1.65%	1.20%	5.48%	7.24%
2023	48	$ 789	$15.48	$17.94	1.00%	1.25%	1.36%	18.03%	18.35%
2022	3	$ 36	$13.08	$13.08	1.00%	1.00%	1.23%	(3.40)%	(3.40)%

EQ/Wellington Energy (Class IB)
2025	1,944	$ 15,253	$7.36	$8.75	0.00%	1.70%	3.51%	8.56%	12.20%
2024	691	$ 4,622	$6.31	$7.99	1.00%	1.65%	3.84%	4.86%	5.34%
2023	299	$ 2,012	$5.99	$7.62	1.00%	1.65%	3.79%	4.24%	5.09%
2022	139	$ 973	$5.70	$7.31	1.00%	1.65%	6.68%	(1.72)%	30.30%
2021	39	$ 230	$5.61	$5.86	1.30%	1.65%	9.09%	19.62%	20.08%

Equitable Conservative Growth MF/ETF (Class IB)
2025	718	$ 11,510	$15.18	$16.55	1.00%	1.70%	4.94%	7.33%	10.88%
2024	332	$ 4,768	$13.69	$15.12	1.00%	1.65%	4.04%	5.44%	6.21%
2023	194	$ 2,574	$12.89	$14.34	1.00%	1.65%	5.13%	8.14%	8.78%
2022	6	$ 88	$13.26	$13.74	1.30%	1.65%	0.68%	(13.90)%	(13.58)%
2021	26	$ 422	$15.40	$15.90	1.30%	1.65%	0.94%	7.39%	7.80%

Equitable Growth MF/ETF (Class IB)
2025	680	$ 8,837	$12.64	$14.62	1.00%	1.65%	1.68%	12.46%	13.26%
2024	411	$ 4,738	$11.16	$13.00	1.00%	1.65%	1.33%	12.36%	13.07%
2023	291	$ 2,935	$9.87	$11.62	1.00%	1.30%	3.87%	12.71%	13.06%
2022	11	$ 90	$8.73	$10.31	1.00%	1.30%	2.29%	(0.68)%	(0.67)%

Equitable Moderate Growth MF/ETF (Class IB)
2025	842	$ 10,495	$13.99	$14.45	0.30%	1.30%	3.07%	9.89%	11.92%
2024	513	$ 5,681	$10.62	$12.50	1.00%	1.30%	2.74%	9.27%	9.60%
2023	299	$ 3,099	$9.69	$11.44	1.00%	1.30%	3.37%	10.53%	10.87%
2022	2	$ 14	$8.72	$8.72	1.25%	1.25%	5.05%	0.11%	0.11%

FSA-154

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Asset Manager 70% (Service Class 2)
2025	8	$ 250	$28.80	$30.50	1.30%	1.65%	1.70%	12.50%	12.71%

Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)
2025	2	$ 46	$18.61	$19.62	1.30%	1.65%	2.49%	5.86%	6.11%

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2025	6	$ 133	$20.29	$21.39	1.30%	1.65%	2.12%	6.79%	7.00%

Fidelity® VIP Freedom 2025 Portfolio (Service Class 2)
2025	9	$ 209	$22.67	$23.54	1.30%	1.55%	2.05%	7.70%	7.83%

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2025	35	$ 892	$24.20	$25.71	1.30%	1.70%	1.95%	8.18%	8.48%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	2,021	$59,964	$28.61	$38.37	0.00%	1.70%	0.36%	11.50%	13.66%
2024	466	$11,370	$25.66	$35.28	0.00%	1.65%	0.52%	15.26%	17.17%
2023	165	$ 3,858	$21.90	$30.61	0.00%	1.65%	0.63%	12.91%	14.84%
2022	33	$ 938	$15.35	$27.11	1.00%	1.65%	0.40%	(16.38)%	(1.79)%
2021	14	$ 477	$32.42	$33.85	1.30%	1.65%	0.71%	13.63%	13.97%

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2025	5,492	$76,061	$15.07	$15.15	0.00%	1.70%	4.45%	5.31%	8.52%
2024	1,358	$17,282	$13.96	$14.22	0.00%	1.65%	4.80%	4.02%	5.84%
2023	525	$ 6,607	$13.19	$13.67	0.00%	1.65%	7.61%	7.38%	9.19%
2022	103	$ 1,310	$10.77	$12.73	1.00%	1.65%	4.30%	(12.99)%	0.75%
2021	46	$ 694	$14.63	$15.28	1.30%	1.65%	4.28%	1.46%	1.87%

Franklin Allocation VIP Fund (Class 2)
2025	424	$ 8,876	$16.27	$22.47	1.00%	1.70%	3.37%	7.77%	11.44%
2024	20	$ 385	$14.60	$20.46	1.00%	1.65%	1.99%	7.35%	8.07%
2023	20	$ 353	$13.51	$19.06	1.00%	1.65%	1.54%	12.71%	13.43%
2022	4	$ 66	$17.70	$17.70	1.30%	1.30%	1.62%	(17.10)%	(17.10)%
2021	4	$ 80	$21.35	$21.35	1.30%	1.30%	0.74%	9.21%	9.21%

Franklin Income VIP Fund (Class 2)
2025	2,389	$45,913	$19.55	$21.65	0.00%	1.70%	7.47%	8.85%	12.55%
2024	470	$ 7,897	$17.37	$19.71	0.00%	1.65%	5.24%	5.40%	7.22%
2023	288	$ 4,687	$13.80	$18.70	1.00%	1.65%	4.85%	6.86%	7.48%
2022	57	$ 1,028	$12.84	$17.50	1.00%	1.65%	4.66%	(7.06)%	0.63%
2021	36	$ 709	$18.83	$19.64	1.30%	1.65%	2.66%	11.29%	11.59%

Guggenheim Global Managed Futures Strategy Fund (Common Shares)
2025	122	$ 1,197	$ 8.03	$12.60	0.30%	1.70%	1.87%	7.79%	8.71%

Hartford Disciplined Equity HLS Fund (Class IC)
2025	594	$26,967	$45.04	$53.05	0.30%	1.70%	0.06%	12.29%	13.26%
2024	20	$ 856	$42.05	$42.05	1.30%	1.30%	0.08%	23.13%	23.13%
2023	13	$ 431	$34.15	$34.15	1.30%	1.30%	0.62%	11.49%	11.49%

FSA-155

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Invesco V.I. Balanced-Risk Allocation Fund (Series II)
2025	444	$ 5,965	$13.78	$15.67	0.00%	1.25%	9.88%	7.32%	8.67%
2024	84	$ 1,043	$12.84	$14.42	0.00%	1.25%	6.58%	2.31%	3.59%
2023	53	$ 636	$12.00	$12.55	1.00%	1.25%	0.00%	5.02%	5.36%

Invesco V.I. Diversified Dividend Fund (Series II)
2025	415	$ 14,718	$30.45	$36.45	1.30%	1.70%	2.18%	11.74%	13.94%
2024	35	$ 1,127	$27.01	$31.99	1.30%	1.65%	1.85%	11.06%	11.50%
2023	24	$ 695	$24.32	$28.69	1.30%	1.65%	2.26%	7.00%	7.33%
2022	12	$ 311	$22.73	$26.73	1.30%	1.65%	1.95%	(3.52)%	(3.19)%
2021	6	$ 165	$23.56	$27.61	1.30%	1.65%	3.06%	13.60%	13.95%

Invesco V.I. Equity and Income Fund (Series II)
2025	658	$ 12,619	$18.40	$19.23	1.30%	1.70%	2.70%	10.58%	11.03%
2024	138	$ 2,391	$16.72	$17.32	1.30%	1.65%	1.75%	10.07%	10.46%
2023	110	$ 1,724	$15.19	$15.68	1.30%	1.65%	2.13%	8.42%	8.81%
2022	65	$ 937	$14.01	$14.41	1.30%	1.65%	1.83%	(9.26)%	(8.91)%
2021	5	$ 81	$15.44	$15.82	1.30%	1.65%	2.29%	10.05%	10.40%

Invesco V.I. Health Care Fund (Series II)
2025	367	$ 6,104	$20.67	$23.51	0.00%	1.25%	0.00%	13.63%	15.08%
2024	143	$ 2,048	$18.19	$20.43	0.00%	1.25%	0.00%	2.59%	3.86%
2023	52	$ 741	$17.73	$19.67	0.00%	1.25%	0.00%	1.49%	2.77%
2022	13	$ 170	$13.07	$17.47	1.00%	1.25%	0.00%	2.46%	2.51%

Janus Henderson Balanced Portfolio (Service Shares)
2025	6,487	$150,660	$24.59	$ 27.96	0.00%	1.25%	2.53%	13.42%	14.83%
2024	1,227	$ 24,499	$21.68	$ 24.35	0.00%	1.25%	2.02%	13.69%	15.13%
2023	567	$ 9,953	$19.07	$ 21.15	0.00%	1.25%	2.46%	13.71%	15.13%
2022	26	$ 402	$15.16	$ 16.77	1.00%	1.25%	0.13%	(0.65)%	(0.59)%

Janus Henderson Flexible Bond Portfolio (Service Shares)
2025	2,127	$ 23,169	$10.98	$ 12.49	0.00%	1.25%	7.01%	5.88%	7.21%
2024	255	$ 2,622	$10.37	$ 11.65	0.00%	1.25%	4.86%	0.39%	1.66%
2023	127	$ 1,287	$10.11	$ 10.33	1.00%	1.25%	4.79%	3.92%	4.23%
2022	12	$ 113	$ 9.70	$ 9.70	1.00%	1.00%	0.71%	1.04%	1.04%

Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2025	3,455	$ 49,696	$15.64	$ 16.08	0.00%	1.70%	9.12%	5.82%	8.28%
2024	596	$ 7,888	$14.79	$ 14.85	0.00%	1.65%	7.53%	4.97%	6.76%
2023	303	$ 3,871	$11.84	$ 14.75	1.00%	1.30%	7.33%	5.21%	5.43%
2022	85	$ 1,198	$11.23	$ 14.02	1.00%	1.30%	5.89%	(13.93)%	0.09%
2021	50	$ 815	$16.29	$ 16.29	1.30%	1.30%	3.59%	0.25%	0.25%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	170	$ 9,974	$55.51	$ 59.26	1.30%	1.70%	0.03%	9.40%	9.66%
2024	23	$ 1,256	$51.91	$ 54.78	1.30%	1.65%	0.13%	14.04%	14.46%
2023	19	$ 892	$45.52	$ 47.86	1.30%	1.65%	0.05%	21.68%	22.09%
2022	13	$ 539	$37.41	$ 39.20	1.30%	1.65%	0.00%	(20.78)%	(20.49)%
2021	4	$ 207	$49.30	$ 49.30	1.30%	1.30%	0.03%	22.33%	22.33%

FSA-156

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Multimanager Aggressive Equity (Class IB)
2025	77	$ 5,575	$70.16	$277.48	1.30%	1.70%	0.31%	14.99%	15.26%
2024	28	$ 1,722	$57.20	$ 61.12	1.30%	1.65%	0.51%	28.68%	29.14%
2023	14	$ 666	$44.45	$ 47.33	1.30%	1.65%	0.43%	36.02%	36.52%
2022	10	$ 337	$34.67	$ 34.67	1.30%	1.30%	0.00%	(33.04)%	(33.04)%
2021	3	$ 131	$51.78	$ 51.78	1.30%	1.30%	0.00%	14.94%	14.94%

Multimanager Technology (Class IB)
2025	1,482	$80,672	$50.85	$ 74.18	0.00%	1.70%	0.00%	23.93%	25.90%
2024	313	$13,551	$41.30	$ 58.92	0.00%	1.65%	0.00%	24.02%	26.09%
2023	152	$ 5,206	$33.30	$ 34.13	1.00%	1.65%	0.00%	47.08%	48.01%
2022	76	$ 1,757	$22.64	$ 23.06	1.00%	1.65%	0.00%	(38.34)%	(6.03)%
2021	32	$ 1,195	$36.72	$ 37.62	1.30%	1.65%	0.00%	13.19%	13.52%

Nomura VIP Asset Strategy Series (Service Class)
2025	333	$ 6,519	$16.71	$ 19.46	1.10%	1.70%	1.20%	8.72%	9.07%

Nomura VIP High Income Series (Service Class)
2025	1,400	$29,815	$20.29	$ 21.67	1.30%	1.70%	0.95%	5.13%	5.81%
2024	143	$ 2,912	$19.41	$ 20.48	1.30%	1.65%	6.61%	4.41%	4.81%
2023	126	$ 2,464	$18.59	$ 19.54	1.30%	1.65%	6.24%	9.93%	10.27%
2022	91	$ 1,600	$16.91	$ 17.72	1.30%	1.65%	6.01%	(12.43)%	(12.10)%
2021	49	$ 989	$20.16	$ 20.16	1.30%	1.30%	2.96%	2.08%	2.08%

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	725	$ 7,712	$ 9.31	$ 10.71	0.00%	1.70%	3.99%	12.85%	18.60%
2024	102	$ 964	$ 8.04	$ 9.03	0.00%	1.65%	2.02%	2.29%	4.03%
2023	101	$ 864	$ 7.86	$ 10.23	1.00%	1.65%	14.49%	(9.45)%	(8.82)%
2022	70	$ 630	$ 8.68	$ 11.22	1.00%	1.65%	18.39%	(2.77)%	6.90%
2021	21	$ 182	$ 8.48	$ 8.48	1.30%	1.30%	4.70%	17.13%	17.13%

PIMCO Emerging Markets Bond Portfolio (Advisor Class)
2025	237	$ 3,599	$13.51	$16.00	1.00%	1.70%	6.44%	10.42%	13.82%
2024	17	$ 210	$11.87	$11.92	1.00%	1.25%	6.52%	6.05%	6.36%
2023	5	$ 58	$11.16	$11.16	1.00%	1.00%	6.14%	9.95%	9.95%

PIMCO Global Bond Opportunities Portfolio (Unhedged) (Advisor Class)
2025	308	$ 3,313	$10.22	$11.62	0.00%	1.25%	4.47%	11.33%	12.71%
2024	105	$ 1,022	$ 9.18	$ 9.77	1.00%	1.25%	3.51%	(1.92)%	(1.61)%
2023	55	$ 543	$ 9.36	$ 9.93	1.00%	1.25%	2.27%	3.88%	4.09%
2022	2	$ 24	$ 9.01	$ 9.54	1.00%	1.25%	0.54%	2.62%	2.69%

PIMCO Global Managed Asset Allocation Portfolio (Advisor Class)
2025	104	$ 1,876	$17.76	$18.87	1.00%	1.25%	5.00%	20.27%	20.57%
2024	10	$ 143	$14.73	$14.73	1.00%	1.00%	3.92%	9.60%	9.60%
2023	3	$ 38	$13.44	$13.44	1.00%	1.00%	3.89%	11.72%	11.72%

FSA-157

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)					Investment Income Ratio**
			Unit Values		Contract Charges			Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

PIMCO Income Portfolio (Advisor Class)
2025	3,070	$38,715	$12.42	$13.52	0.00%	1.30%	5.03%	8.66%	10.10%
2024	1,150	$13,371	$11.43	$12.28	0.00%	1.30%	5.73%	3.91%	5.32%
2023	391	$ 4,343	$11.00	$11.66	0.00%	1.30%	5.35%	6.80%	8.16%
2022	45	$ 464	$10.30	$10.41	1.00%	1.30%	3.71%	(9.09)%	1.26%
2021	16	$ 177	$11.33	$11.33	1.30%	1.30%	2.38%	0.27%	0.27%

ProFund VP Bear (Common Shares)
2025	31	$ 20	$ 0.65	$ 0.69	1.30%	1.65%	3.18%	(12.16)%	(11.54)%

ProFund VP Biotechnology (Common Shares)
2025	236	$13,808	$55.70	$59.47	1.30%	1.70%	0.00%	51.94%	52.33%
2024	15	$ 690	$42.60	$44.96	1.30%	1.65%	0.00%	(1.80)%	(1.45)%
2023	13	$ 615	$43.38	$45.62	1.30%	1.65%	0.00%	8.31%	8.72%
2022	11	$ 460	$40.05	$41.96	1.30%	1.65%	0.00%	(9.22)%	(8.90)%
2021	6	$ 292	$44.12	$46.06	1.30%	1.65%	0.00%	8.08%	8.40%

Putnam VT Research Fund (Class IB)
2025	178	$ 6,275	$34.70	$35.44	1.00%	1.25%	0.24%	16.40%	16.69%
2024	48	$ 1,469	$29.81	$30.37	1.00%	1.25%	0.30%	24.68%	25.03%
2023	4	$ 108	$24.29	$24.29	1.00%	1.00%	0.49%	27.57%	27.57%
2022	—	$ 9	$19.04	$19.04	1.00%	1.00%	0.00%	(2.81)%	(2.81)%

T. Rowe Price Equity Income Portfolio (Class II)
2025	803	$17,810	$23.33	$26.54	0.00%	1.25%	1.79%	12.65%	14.10%
2024	224	$ 4,405	$20.71	$23.26	0.00%	1.25%	1.86%	9.98%	11.35%
2023	69	$ 1,255	$18.83	$20.89	0.00%	1.25%	2.35%	7.91%	9.31%
2022	—	$ 11	$16.14	$17.45	1.00%	1.25%	0.98%	(0.19)%	(0.17)%

Templeton Developing Markets VIP Fund (Class 2)
2025	286	$ 5,155	$17.19	$18.35	1.30%	1.70%	0.77%	29.64%	44.37%
2024	33	$ 411	$12.04	$12.71	1.30%	1.65%	4.27%	5.80%	6.27%
2023	21	$ 246	$11.38	$11.96	1.30%	1.65%	1.97%	10.81%	11.15%
2022	15	$ 160	$10.27	$10.76	1.30%	1.65%	3.03%	(23.24)%	(22.98)%
2021	9	$ 122	$13.38	$13.97	1.30%	1.65%	0.22%	(16.06)%	(15.79)%

Templeton Global Bond VIP Fund (Class 2)
2025	2,363	$21,990	$ 8.27	$ 9.72	1.00%	1.70%	0.00%	3.85%	14.70%
2024	151	$ 1,168	$ 7.21	$ 8.61	1.00%	1.65%	0.00%	(12.85)%	(12.29)%
2023	61	$ 575	$ 8.22	$ 9.88	1.00%	1.65%	0.00%	1.13%	1.86%
2022	19	$ 189	$ 8.13	$ 9.77	1.25%	1.65%	0.00%	(6.51)%	3.96%
2021	23	$ 252	$10.45	$10.91	1.30%	1.65%	0.00%	(5.52)%	(5.21)%

VanEck VIP Emerging Markets Bond Fund (Initial Class)
2025	71	$ 888	$12.40	$13.94	0.30%	1.25%	3.50%	10.91%	11.52%

VanEck VIP Global Resources Fund (Class S)
2025	405	$ 4,594	$10.96	$11.09	0.30%	1.70%	2.31%	25.17%	26.27%

*	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-158

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

Notes to Financial Statements (Concluded)

December 31, 2025

8.	Financial Highlights (Concluded)

**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable America is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-159